Schedule of Investments (unaudited)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.87%, 04/15/38(a)(b)	USD	2,710	$ 2,710,102
522 Funding CLO Ltd.
Series 2017-1, Class AR2, (3-mo. CME Term SOFR + 1.05%), 0.00%, 10/20/34(a)(b)		5,950	5,950,000
Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.96%), 5.64%, 10/20/34(a)(b)		1,400	1,401,529
Series 2018-3A, Class CR, (3-mo. CME Term SOFR + 2.31%), 5.99%, 10/20/31(a)(b)		500	500,164
720 East CLO V Ltd., Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.85%), 5.53%, 07/20/37(a)(b)		1,000	1,002,405
AB BSL CLO 3 Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.93%, 04/20/38(a)(b)		2,080	2,082,083
AB Issuer LLC, Series 2026-1A, Class A2, 6.41%, 04/30/56(a)		1,757	1,765,469
ABFC Trust, Series 2007-WMC1, Class A2B, (1-mo. CME Term SOFR + 1.11%), 4.76%, 06/25/37(b)		2,459	2,112,206
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 4.45%, 08/25/35(b)		637	563,008
Affirm Asset Securitization Trust
Series 2025-X1, Class C, 5.34%, 04/15/30(a)		5,750	5,753,800
Series 2025-X2, Class B, 4.56%, 10/15/30(a)		1,045	1,044,600
Series 2025-X2, Class C, 4.93%, 10/15/30(a)		362	362,000
Affirm Master Trust
Series 2025-1A, Class A, 4.99%, 02/15/33(a)		2,006	2,013,619
Series 2025-1A, Class B, 5.13%, 02/15/33(a)		897	898,912
Series 2026-2A, Class A, 4.67%, 04/16/35(a)		6,251	6,228,396
AGL CLO 10 Ltd., Series 2021-10A, Class A1R2, (3-mo. CME Term SOFR + 1.17%), 4.84%, 04/15/39(a)(b)		2,000	1,999,366
AGL CLO 13 Ltd., Series 2021-13A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.33%, 10/20/34(a)(b)		2,660	2,663,473
AGL CLO 20 Ltd., Series 2022-20A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.05%, 10/20/37(a)(b)		2,900	2,905,080
AGL CLO 21 Ltd., Series 2022-21A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/21/37(a)(b)		1,620	1,622,849
AGL CLO 24 Ltd., Series 2023-24A, Class CR, (3-mo. CME Term SOFR + 2.15%), 5.82%, 03/31/38(a)(b)		880	883,466
AGL CLO 5 Ltd.
Series 2020-5A, Class D1AR, (3-mo. CME Term SOFR + 2.70%), 6.38%, 01/20/39(a)(b)		880	883,354
Series 2020-5A, Class D2R3, (3-mo. CME Term SOFR + 3.95%), 7.63%, 01/20/39(a)(b)		510	494,553
AGL CLO 6 Ltd., Series 2020-6A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 4.96%, 04/20/38(a)(b)		4,540	4,546,837
AGL CLO 7 Ltd., Series 2020-7A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/15/38(a)(b)		1,700	1,702,537
Security		Par (000)	Value
Asset-Backed Securities (continued)
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.14%, 07/20/37(a)(b)	USD	3,770	$ 3,778,208
AGL Core CLO 31 Ltd., Series 2024-31A, Class C, (3-mo. CME Term SOFR + 1.90%), 5.58%, 07/20/37(a)(b)		500	500,496
AGL Core CLO 36 Ltd., Series 2024-36A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.27%, 01/23/38(a)(b)		750	751,351
AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3-mo. CME Term SOFR + 1.24%), 4.90%, 01/22/38(a)(b)		3,650	3,652,943
AGL Core CLO 4 Ltd., Series 2020-4A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.06%, 10/20/37(a)(b)		4,350	4,357,731
AGL Core CLO 8 Ltd., Series 2020-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.01%, 01/20/38(a)(b)		1,750	1,752,633
Aimco CLO, Series 2018-AA, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.99%, 10/17/37(a)(b)		3,460	3,464,368
Aimco CLO 11 Ltd., Series 2020-11A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.33%, 07/17/37(a)(b)		2,180	2,187,445
Aimco CLO 15 Ltd., Series 2021-15A, Class AR, (3-mo. CME Term SOFR + 1.20%), 4.88%, 04/17/38(a)(b)		1,600	1,600,767
Aimco CLO 18 Ltd., Series 2022-18A, Class A1LR, (3-mo. CME Term SOFR + 1.36%), 5.04%, 07/20/37(a)(b)		1,730	1,733,024
Aimco CLO 23 Ltd., Series 2025-23A, Class A, (3-mo. CME Term SOFR + 1.13%), 4.81%, 04/20/38(a)(b)		584	583,633
Aimco CLO 27 Ltd., Series 2026-27A, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.82%, 04/20/39(a)(b)		1,750	1,748,287
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 5.88%, 06/25/61(a)(b)		5,215	5,218,148
Series 2021-G, Class B, 6.75%, 06/25/61(a)(b)		1,382	1,375,916
Series 2021-G, Class C, 0.00%, 06/25/61(a)		2,287	2,380,046
Series 2023-B, Class A, 4.25%, 10/25/62(a)(c)		5,148	5,136,275
Series 2023-B, Class B, 4.25%, 10/25/62(a)(c)		881	876,214
Series 2023-B, Class C, 0.00%, 10/25/62(a)		1,914	1,553,031
Allegro CLO XIV Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.01%, 10/15/37(a)(b)		1,639	1,642,094
ALLO Issuer LLC
Series 2026-1A, Class A2, 5.61%, 06/20/56(a)		8,610	8,694,060
Series 2026-1A, Class B, 6.05%, 06/20/56(a)		2,700	2,722,585
AMSR Trust, Series 2021-SFR1, Class F, 3.60%, 06/17/38(a)		2,872	2,741,412
Anchorage Capital CLO 13 LLC, Series 2019- 13A, Class BRR, (3-mo. CME Term SOFR + 1.72%), 5.39%, 04/15/38(a)(b)		3,000	3,004,203
Anchorage Capital CLO 15 Ltd., Series 2020- 15A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.09%, 07/20/38(a)(b)		6,510	6,520,102

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 18 Ltd., Series 2021- 18A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.94%, 07/15/39(a)(b)	USD	3,250	$ 3,251,625
Anchorage Capital CLO 29 Ltd., Series 2024- 29A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.92%, 03/31/39(a)(b)		4,000	4,002,288
Anchorage Capital CLO 32 Ltd., Series 2025- 32A, Class D, (3-mo. CME Term SOFR + 3.95%), 7.62%, 07/15/37(a)(b)		484	483,904
Anchorage Capital CLO 34 Ltd., Series 2025- 34A, Class A1, (3-mo. CME Term SOFR + 1.27%), 4.94%, 01/15/39(a)(b)		4,640	4,646,411
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class BR4, (3-mo. CME Term SOFR + 1.80%), 5.46%, 07/22/38(a)(b)		1,721	1,722,722
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class A1R3, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/27/38(a)(b)		6,670	6,677,985
Antares CLO LLC, Series 2024-5A, Class A, (3-mo. CME Term SOFR + 1.57%), 5.25%, 10/20/36(a)(b)		5,760	5,758,595
Antares CLO Ltd., Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.05%, 04/20/38(a)(b)		1,955	1,953,567
Apidos CLO LIV, Series 2025-54A, Class A1, (3-mo. CME Term SOFR + 1.30%), 4.98%, 10/20/38(a)(b)		250	250,464
Apidos CLO XLVI Ltd., Series 2023-46A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.87%, 10/24/38(a)(b)		2,180	2,181,100
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, (3-mo. CME Term SOFR + 1.44%), 5.11%, 07/25/37(a)(b)		500	501,010
Apidos CLO XVIII-R, Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 4.99%, 01/22/38(a)(b)		1,350	1,352,224
Apidos CLO XXXII
Series 2019-32A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 4.78%, 01/20/33(a)(b)		352	351,708
Series 2019-32A, Class B1R, (3-mo. CME Term SOFR + 1.50%), 5.18%, 01/20/33(a)(b)		900	899,198
Apidos CLO XXXIX Ltd.
Series 2022-39A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.90%, 10/21/38(a)(b)		3,130	3,132,817
Series 2022-39A, Class BR, (3-mo. CME Term SOFR + 1.53%), 5.20%, 10/21/38(a)(b)		550	549,387
Series 2022-39A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.27%, 10/21/38(a)(b)		500	490,895
Apidos CLO XXXVI, Series 2021-36A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.28%, 01/20/39(a)(b)		250	250,125
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/22/34(a)(b)		1,780	1,780,338
Apidos Loan Fund Ltd., Series 2024-1A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/25/38(a)(b)		150	150,225
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apna Park CLO DAC, Series 1A, Class C, (3- mo. EURIBOR + 2.10%), 4.50%, 12/15/38(a)(b)	EUR	1,000	$ 1,150,107
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)	USD	81	73,702
ARES LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 4.96%, 04/25/34(a)(b)		250	250,039
ARES Loan Funding I Ltd., Series 2021-ALFA, Class AR, (3-mo. CME Term SOFR + 1.17%), 4.84%, 04/15/39(a)(b)		3,790	3,788,517
ARES Loan Funding IX Ltd., Series 2025- ALF9A, Class A1, (3-mo. CME Term SOFR + 1.18%), 4.85%, 03/31/38(a)(b)		2,600	2,598,700
ARES Loan Funding VI Ltd., Series 2024- ALF6AR, Class A1R, (3-mo. CME Term SOFR + 1.25%), 0.00%, 07/15/39(a)(b)		2,500	2,500,000
ARES Loan Funding VIII Ltd., Series 2024- ALF8, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/24/38(a)(b)		7,840	7,847,503
ARES LXIII CLO Ltd., Series 2022-63A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 4.98%, 10/15/38(a)(b)		2,990	2,995,893
ARES LXX CLO Ltd., Series 2023-70A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/25/39(a)(b)		2,250	2,252,259
ARES LXXIX CLO Ltd., Series 2026-79A, Class A1, (3-mo. CME Term SOFR + 1.19%), 4.85%, 04/20/39(a)(b)		4,600	4,602,006
ARES XLI CLO Ltd., Series 2016-41A, Class A1R3, (3-mo. CME Term SOFR + 1.26%), 4.88%, 04/15/39(a)(b)		2,150	2,152,296
ARES XLIII CLO Ltd., Series 2017-43A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 5.02%, 01/15/38(a)(b)		500	501,033
ARES XLIV CLO Ltd., Series 2017-44A, Class CRR, (3-mo. CME Term SOFR + 2.75%), 6.42%, 04/15/34(a)(b)		2,610	2,601,231
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 4.24%, 05/25/35(b)		32	27,670
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 4.06%, 07/25/36(b)		2,037	539,109
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 4.34%, 03/25/36(b)		525	294,712
Asset-Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2005-HE6, Class M6, (1-mo. CME Term SOFR + 1.22%), 4.87%, 07/25/35(b)		914	839,998
Atlas Senior Loan Fund XX Ltd., Series 2022- 20A, Class XR, (3-mo. CME Term SOFR + 1.15%), 4.83%, 10/19/37(a)(b)		332	331,998
Atlas Senior Loan Fund XXIII Ltd., Series 2024- 23A, Class AJ, (3-mo. CME Term SOFR + 1.74%), 5.42%, 07/20/37(a)(b)		1,000	1,002,363
Audax Senior Debt CLO 4 LLC, Series 2020-4A, Class ARR, (3-mo. CME Term SOFR + 1.50%), 5.13%, 04/20/35(a)(b)		2,147	2,144,947
Audax Senior Debt CLO 7 LLC, Series 2023-7A, Class AR2, (3-mo. CME Term SOFR + 1.60%), 5.25%, 04/20/35(a)(b)		4,750	4,750,371

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.23%, 07/19/31(a)(b)	USD	1,300	$ 1,299,611
Series 2019-2A, Class BR3, (3-mo. CME Term SOFR + 1.45%), 5.13%, 10/17/32(a)(b)		1,160	1,158,274
Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.92%, 10/18/38(a)(b)		1,200	1,201,163
Series 2024-6A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/21/38(a)(b)		1,250	1,251,878
Ballyrock CLO 14 Ltd., Series 2020-14A, Class A1AR, (3-mo. CME Term SOFR + 1.38%), 5.06%, 07/20/37(a)(b)		2,539	2,543,348
Ballyrock CLO 20 Ltd.
Series 2022-20A, Class BR3, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/15/36(a)(b)		720	719,106
Series 2022-20A, Class C1R3, (3-mo. CME Term SOFR + 2.80%), 6.47%, 10/15/36(a)(b)		720	717,117
Ballyrock CLO 25 Ltd., Series 2023-25A, Class A2R, (3-mo. CME Term SOFR + 1.50%), 5.17%, 01/25/38(a)(b)		1,000	997,366
Ballyrock CLO 29 Ltd., Series 2025-29A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/25/38(a)(b)		250	250,457
Ballyrock CLO 32 Ltd., Series 2025-32A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.47%, 01/25/39(a)(b)		1,510	1,512,683
Ballyrock CLO Ltd.
Series 2019-2A, Class A1R3, (3-mo. CME Term SOFR + 1.24%), 4.91%, 10/25/38(a)(b)		2,500	2,501,215
Series 2019-2A, Class A2R3, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/25/38(a)(b)		540	542,073
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/15/38(a)(b)		4,600	4,606,805
Series 2023-25A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 01/25/38(a)(b)		1,430	1,430,850
Series 2024-22A, Class C1R, (3-mo. CME Term SOFR + 2.75%), 6.38%, 07/15/39(a)(b)		2,750	2,761,967
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(b)		5,740	250,793
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		1,206	1,206,284
Barclays Mortgage Loan Trust, Series 2026- CES1, Class A1A, 4.85%, 01/25/56(a)(c)		4,040	3,986,593
Bardot CLO Ltd., Series 2019-2A, Class ARR, (3-mo. CME Term SOFR + 0.98%), 4.64%, 10/22/32(a)(b)		806	805,417
Barings CLO Ltd., Series 2018-2A, Class B1AR, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/15/36(a)(b)		2,560	2,566,677
Barings Euro CLO DAC, Series 2020-1A, Class CRR, (3-mo. EURIBOR + 2.40%), 4.60%, 10/21/38(a)(b)	EUR	1,250	1,429,682
Security		Par (000)	Value
Asset-Backed Securities (continued)
Barrow Hanley CLO II Ltd., Series 2023-2A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 4.99%, 03/31/38(a)(b)	USD	2,300	$ 2,303,245
Basswood Park CLO Ltd., Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.03%), 4.71%, 04/20/34(a)(b)		1,500	1,499,997
Battalion CLO 17 Ltd., Series 2021-17A, Class CRR, (3-mo. CME Term SOFR + 2.05%), 5.69%, 03/09/34(a)(b)		1,250	1,250,627
Battalion CLO 18 Ltd.
Series 2020-18A, Class ARR, (3-mo. CME Term SOFR + 1.18%), 4.85%, 10/15/36(a)(b)		500	500,321
Series 2020-18A, Class BRR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 10/15/36(a)(b)		1,000	1,000,755
Battalion CLO X Ltd., Series 2016-10A, Class A1R3, (3-mo. CME Term SOFR + 1.14%), 4.81%, 01/24/35(a)(b)		2,940	2,940,716
Battalion CLO XIX Ltd.
Series 2021-19A, Class AR, (3-mo. CME Term SOFR + 1.04%), 4.66%, 04/15/34(a)(b)		7,000	6,999,467
Series 2021-19A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.22%, 04/15/34(a)(b)		1,500	1,500,616
Series 2021-19A, Class CR, (3-mo. CME Term SOFR + 2.05%), 5.67%, 04/15/34(a)(b)		1,000	1,002,758
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class B2, (1-mo. CME Term SOFR + 2.59%), 6.24%, 02/28/41(b)		5,459	5,515,178
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.77%, 02/28/40(a)(b)		2,416	2,328,089
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.77%, 12/28/40(a)(b)		567	618,750
Series 2005-E, Class A2A, (1-mo. CME Term SOFR + 1.04%), 4.70%, 12/28/40(a)(b)		465	455,319
BBAM U.S. CLO I Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.20%), 4.87%, 03/30/38(a)(b)		1,851	1,851,012
BBAM U.S. CLO V Ltd., Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.47%, 07/25/38(a)(b)		2,000	2,004,852
BBAM U.S. CLO VI Ltd., Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/27/39(a)(b)		4,460	4,463,095
BDS Ltd., Series 2024-FL13, Class A, (1-mo. CME Term SOFR + 1.58%), 5.22%, 09/19/39(a)(b)		1,844	1,845,964
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE8, Class M3, (1-mo. CME Term SOFR + 2.06%), 5.71%, 08/25/35(b)		2,892	2,977,307
Series 2006-EC1, Class M4, (1-mo. CME Term SOFR + 1.06%), 4.71%, 12/25/35(b)		1,428	1,398,038
Series 2006-HE5, Class M2, (1-mo. CME Term SOFR + 0.59%), 4.24%, 06/25/36(b)		2,099	2,082,133
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 4.10%, 09/25/36(b)		54	52,926
Series 2006-HE9, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.20%, 11/25/36(b)		2,385	2,443,282

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 4.08%, 03/25/37(b)	USD	706	$ 699,854
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.39%), 4.04%, 03/25/37(b)		24	22,703
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.81%), 4.46%, 04/25/37(b)		340	327,157
Series 2007-HE5, Class M2, (1-mo. CME Term SOFR + 0.49%), 4.14%, 06/25/47(b)		6,238	5,678,583
Benefit Street Partners CLO 42 Ltd., Series 2025-42A, Class A, (3-mo. CME Term SOFR + 1.30%), 4.97%, 10/25/38(a)(b)		4,050	4,054,667
Benefit Street Partners CLO 44 Ltd., Series 2025-44A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.89%, 01/15/39(a)(b)		3,710	3,712,012
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class BR5, (3-mo. CME Term SOFR + 1.55%), 5.23%, 10/20/38(a)(b)		250	249,770
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1RR, (3-mo. CME Term SOFR + 1.21%), 4.85%, 07/20/39(a)(b)		4,750	4,750,216
Benefit Street Partners CLO XII-B Ltd.
Series 2017-12BRA, Class A, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/15/37(a)(b)		1,870	1,873,189
Series 2017-12BRA, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/15/37(a)(b)		1,700	1,701,521
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class CR, (3-mo. CME Term SOFR + 2.00%), 5.67%, 07/15/37(a)(b)		500	500,493
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 5.00%, 01/17/38(a)(b)		830	831,045
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 4.85%, 01/25/38(a)(b)		635	634,565
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.06%, 07/20/37(a)(b)		1,920	1,923,026
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.05%, 10/20/37(a)(b)		7,630	7,643,352
Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.02%, 01/25/38(a)(b)		3,470	3,475,293
Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/25/38(a)(b)		2,000	2,002,239
Bethpage Park CLO Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.21%), 6.89%, 10/15/36(a)(b)		420	403,134
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33(a)		4	4,272
Series 2021-A, Class B, 2.79%, 11/17/33(a)		3,714	3,666,701
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.05%, 01/22/38(a)(b)		3,400	3,406,800
Birch Grove CLO 15 Ltd., Series 2025-15A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.96%, 01/23/39(a)(b)		1,500	1,501,421
Security		Par (000)	Value
Asset-Backed Securities (continued)
Birch Grove CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.08%, 10/19/37(a)(b)	USD	630	$ 631,123
Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1R, (3-mo. CME Term SOFR + 1.48%), 5.15%, 07/15/37(a)(b)		1,260	1,261,200
Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.06%, 07/20/37(a)(b)		500	501,062
Birch Grove CLO 8 Ltd., Series 2024-8A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 4.97%, 04/20/39(a)(b)		1,500	1,502,233
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/23/32(a)(b)		1,047	1,047,731
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.58%, 10/20/37(a)(b)		470	466,271
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2, (3-mo. CME Term SOFR + 2.01%), 5.69%, 10/20/30(a)(b)		1,120	1,120,119
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.94%, 04/20/31(a)(b)		390	389,954
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 4.85%, 11/15/30(a)(b)		518	518,144
Series 2016-3A, Class A2R2, (3-mo. CME Term SOFR + 1.70%), 5.35%, 11/15/30(a)(b)		1,000	999,998
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.61%, 08/15/31(a)(b)		1,320	1,320,520
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 4.86%, 10/25/30(a)(b)		304	304,253
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 5.52%, 10/25/30(a)(b)		9,430	9,437,232
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 5.44%, 07/15/31(a)(b)		750	750,547
BlueMountain CLO XXIX Ltd.
Series 2020-29A, Class AR2, (3-mo. CME Term SOFR + 1.05%), 4.69%, 07/25/34(a)(b)		1,250	1,249,737
Series 2020-29A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.19%, 07/25/34(a)(b)		1,500	1,498,570
BlueMountain CLO XXV Ltd., Series 2019-25A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.02%, 01/15/38(a)(b)		490	490,665
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class AR2, (3-mo. CME Term SOFR + 1.05%), 4.69%, 10/20/34(a)(b)		2,500	2,499,368
BlueMountain CLO XXXV Ltd., Series 2022- 35A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.08%, 10/22/37(a)(b)		840	841,678
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A2, (3-mo. CME Term SOFR + 1.86%), 5.54%, 10/20/30(a)(b)		1,820	1,820,721

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Brant Point CLO Ltd.
Series 2024-6A, Class D1, (3-mo. CME Term SOFR + 3.20%), 6.87%, 01/15/38(a)(b)	USD	1,420	$ 1,425,860
Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.26%), 4.92%, 01/20/39(a)(b)		2,930	2,932,930
BRAVO Residential Funding Trust, Series 2024- CES2, Class A1A, 5.55%, 09/25/54(a)(c)		1,110	1,111,919
Bridge Street CLO II Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.94%, 01/20/39(a)(b)		1,250	1,251,487
Bridge Street CLO III Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.10%, 10/20/37(a)(b)		2,660	2,665,678
Bridge Street CLO IV Ltd., Series 2024-1A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 4.93%, 04/20/39(a)(b)		9,250	9,261,935
Bridge Street CLO VI Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.95%, 01/15/39(a)(b)		5,210	5,217,740
Bryant Park CLO Ltd., Series 2025-27A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.01%, 07/20/38(a)(b)		1,910	1,913,384
Bryant Park Funding Ltd.
Series 2023-19A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.87%, 04/15/38(a)(b)		1,470	1,469,797
Series 2024-23A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 4.93%, 05/15/37(a)(b)		3,250	3,253,988
Series 2024-25A, Class C, (3-mo. CME Term SOFR + 1.95%), 5.63%, 01/18/38(a)(b)		500	501,551
Series 2025-28A, Class A, (3-mo. CME Term SOFR + 1.24%), 4.90%, 01/22/39(a)(b)		2,070	2,071,538
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 4.75%, 07/18/34(a)(b)		3,210	3,210,351
BXMT Ltd. Mortgage-Backed Securities, Series 2025-FL5, Class A, (1-mo. CME Term SOFR + 1.64%), 5.28%, 10/18/42(a)(b)		18,533	18,565,416
Canyon Capital CLO Ltd.
Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.01%, 07/15/31(a)(b)		152	152,018
Series 2019-2A, Class CR2, (3-mo. CME Term SOFR + 1.90%), 5.57%, 10/15/34(a)(b)		2,500	2,503,299
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.01%, 07/15/31(a)(b)		76	75,875
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 5.62%, 10/15/37(a)(b)		250	250,175
Series 2021-3A, Class AR, (3-mo. CME Term SOFR + 1.09%), 4.76%, 07/15/34(a)(b)		3,500	3,499,880
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.10%), 4.77%, 10/15/34(a)(b)		1,750	1,750,037
Series 2023-2A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.28%, 07/15/39(a)(b)		3,750	3,757,951
Series 2026-1A, Class A1, (3-mo. CME Term SOFR + 1.20%), 4.92%, 04/15/39(a)(b)		250	250,120
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/21/37(a)(b)		2,815	2,819,926
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 5.45%, 10/21/37(a)(b)	USD	2,810	$ 2,816,618
Series 2019-3A, Class A1R3, (3-mo. CME Term SOFR + 1.20%), 4.87%, 04/20/39(a)(b)		1,600	1,600,845
Series 2019-4A, Class A1R2, (3-mo. CME Term SOFR + 1.22%), 4.86%, 06/22/39(a)(b)		3,500	3,503,384
Series 2021-11A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.08%, 07/25/37(a)(b)		500	500,907
Series 2021-8A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.94%, 10/15/38(a)(b)		500	500,749
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.04%, 01/20/38(a)(b)		730	731,296
Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/25/37(a)(b)		2,600	2,606,710
Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.88%, 01/20/39(a)(b)		2,750	2,748,282
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1-mo. CME Term SOFR + 0.36%), 4.01%, 10/25/36(b)		1,173	997,250
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.43%), 4.08%, 10/25/36(b)		11	11,127
Series 2007-FRE1, Class A3, (1-mo. CME Term SOFR + 0.37%), 4.02%, 02/25/37(b)		3,338	3,200,923
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(b)		3,718	3,567,935
CBAM Ltd., Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 5.54%, 07/20/31(a)(b)		500	501,000
C-BASS Trust, Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 4.22%, 11/25/36(b)		166	75,748
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR3, (3-mo. CME Term SOFR + 1.09%), 4.77%, 04/20/34(a)(b)		2,400	2,400,145
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR2, (3-mo. CME Term SOFR + 1.28%), 4.96%, 10/20/38(a)(b)		2,830	2,833,656
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R2, (3-mo. CME Term SOFR + 1.30%), 4.97%, 05/29/32(a)(b)		250	249,993
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/15/37(a)(b)		1,480	1,481,384
Cerberus Loan Funding XLIV LLC, Series 2023- 5A, Class A, (3-mo. CME Term SOFR + 2.35%), 6.02%, 01/15/36(a)(b)		1,710	1,711,502
CIFC Funding Ltd.
Series 2014-2RA, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/24/37(a)(b)		10,000	10,018,262
Series 2014-3A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 4.85%, 03/31/38(a)(b)		1,040	1,039,496

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2014-4RA, Class A1A2, (3-mo. CME Term SOFR + 0.99%), 4.67%, 01/17/35(a)(b)	USD	1,300	$ 1,299,361
Series 2017-1A, Class AR3, (3-mo. CME Term SOFR + 1.20%), 4.84%, 04/21/37(a)(b)		2,500	2,499,983
Series 2017-1A, Class BR3, (3-mo. CME Term SOFR + 1.52%), 5.16%, 04/21/37(a)(b)		1,000	997,562
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.09%, 07/17/37(a)(b)		1,080	1,081,948
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.00%, 01/18/38(a)(b)		1,390	1,391,849
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 01/18/38(a)(b)		1,630	1,635,631
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.05%, 10/20/37(a)(b)		737	738,290
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.43%, 10/20/37(a)(b)		1,500	1,504,524
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.95%, 10/18/38(a)(b)		1,031	1,032,546
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.33%, 10/18/38(a)(b)		256	256,941
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.36%), 5.04%, 10/20/37(a)(b)		4,297	4,304,547
Series 2019-1A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/20/37(a)(b)		250	250,637
Series 2019-1A, Class CR2, (3-mo. CME Term SOFR + 2.00%), 5.68%, 10/20/37(a)(b)		250	250,757
Series 2019-3A, Class CR2, (3-mo. CME Term SOFR + 1.80%), 5.48%, 01/16/38(a)(b)		1,550	1,552,620
Series 2019-5A, Class A1R2, (3-mo. CME Term SOFR + 1.27%), 4.94%, 10/15/38(a)(b)		570	570,857
Series 2019-5A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/15/38(a)(b)		2,925	2,936,422
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.13%, 07/16/37(a)(b)		4,080	4,085,512
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.97%, 01/15/40(a)(b)		1,870	1,872,200
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/25/37(a)(b)		690	690,683
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 10/15/38(a)(b)		613	612,538
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 07/23/37(a)(b)		2,226	2,229,351
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/23/37(a)(b)		2,500	2,508,388
Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.90%), 5.57%, 07/23/37(a)(b)		1,000	1,000,990
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2021-6A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 4.88%, 07/15/39(a)(b)	USD	9,250	$ 9,254,625
Series 2022-4A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.23%, 07/16/35(a)(b)		500	499,878
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.91%, 10/15/38(a)(b)		2,447	2,450,030
Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 5.15%, 07/21/37(a)(b)		2,900	2,904,592
Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.82%, 04/23/38(a)(b)		250	249,869
Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/24/38(a)(b)		4,980	4,988,715
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/24/38(a)(b)		540	541,741
Series 2025-4A, Class C, (3-mo. CME Term SOFR + 1.85%), 5.52%, 10/24/38(a)(b)		540	541,420
Series 2026-1A, Class A1, (3-mo. CME Term SOFR + 1.17%), 4.82%, 04/25/38(a)(b)		1,000	1,000,107
Series 2026-1A, Class C, (3-mo. CME Term SOFR + 1.65%), 5.30%, 04/25/39(a)(b)		250	249,592
CIT Mortgage Loan Trust
Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 2.74%), 5.51%, 10/25/37(a)(b)		2,144	2,114,634
Series 2007-1, Class 2M2, (1-mo. CME Term SOFR + 2.74%), 5.51%, 10/25/37(a)(b)		640	620,029
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 3.96%, 05/25/37(b)		841	569,819
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 4.03%, 05/25/37(b)		391	265,412
Series 2007-WFH2, Class M3, (1-mo. CME Term SOFR + 0.82%), 4.47%, 03/25/37(b)		5,000	4,892,522
Series 2007-WFH4, Class M3A, (1-mo. CME Term SOFR + 3.86%), 7.51%, 07/25/37(b)		1,000	989,779
Clover CLO LLC, Series 2021-3A, Class AR, (3-mo. CME Term SOFR + 1.07%), 4.74%, 01/25/35(a)(b)		3,630	3,630,163
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		327	298,167
Series 2021-B, Class C, 2.72%, 06/25/52(a)		1,394	1,292,300
Series 2021-B, Class D, 3.78%, 06/25/52(a)		255	233,271
Series 2021-C, Class B, 2.72%, 07/26/55(a)		234	214,388
Series 2021-C, Class C, 3.06%, 07/26/55(a)		2,317	2,150,006
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 5.38%, 06/25/54(a)(b)		4,504	4,564,999
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/50(a)		5,303	5,188,851
Compass Datacenters Issuer III LLC
Series 2025-3A, Class A2, 5.29%, 07/25/50(a)		8,109	8,000,350
Series 2026-1A, Class A21, 4.90%, 02/25/56(a)		1,365	1,348,534
Series 2026-1A, Class A22, 5.29%, 02/25/56(a)		4,065	4,021,413
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(a)		2,133	2,138,770

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(b)	USD	10	$ 10,297
Series 1998-4, Class M1, 6.83%, 04/01/30(b)		307	309,944
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(b)		2,165	227,700
Series 2000-4, Class A6, 8.31%, 05/01/32(b)		2,157	249,444
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-4A, Class B, 5.77%, 12/20/55(a)		17,236	17,208,179
Series 2025-4A, Class C, 8.10%, 12/20/55(a)		4,500	4,607,540
Series 2026-1A, Class A2, 5.08%, 03/20/56(a)		1,049	1,035,780
Series 2026-1A, Class B, 5.42%, 03/20/56(a)		2,591	2,539,591
Series 2026-1A, Class C, 7.03%, 03/20/56(a)		3,500	3,477,758
CoreVest American Finance Trust, Series 2026-1, Class A, 5.36%, 06/15/59(a)(c)		2,777	2,780,772
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.51%, 04/25/36(b)		1,042	925,993
Series 2006-14, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.20%, 02/25/37(b)		830	887,487
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 4.11%, 05/25/47(b)		477	466,579
Series 2006-26, Class M1, (1-mo. CME Term SOFR + 0.49%), 4.14%, 06/25/37(b)		4,331	4,183,988
Series 2007-SEA2, Class 2A1, (1-mo. CME Term SOFR + 1.61%), 5.26%, 06/25/47(a)(b)		882	741,549
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 4.01%, 03/15/34(b)		6	5,598
CQS U.S. CLO 5 Ltd., Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.46%, 01/17/39(a)(b)		390	390,879
CQS U.S. CLO 6 Ltd., Series 2026-6A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.93%, 03/31/39(a)(b)		1,500	1,501,117
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)(c)		207	171,889
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 2.93%, 12/25/36(c)		14	11,258
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(c)		602	597,758
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(c)		1,793	1,519,219
Series 2006-SL1, Class A3, (1-mo. CME Term SOFR + 0.55%), 4.20%, 09/25/36(a)(b)		5,428	163,109
Creeksource Dunes Creek CLO Ltd.
Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.08%, 01/15/38(a)(b)		500	500,891
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.75%), 5.42%, 01/15/38(a)(b)		960	963,203
Cross Mortgage Trust, Series 2025-CES1, Class A1A, 5.30%, 11/25/60(a)(c)		901	898,081
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.64%, 07/20/34(a)(b)		510	510,853
Security		Par (000)	Value
Asset-Backed Securities (continued)
Crown Point CLO 11 Ltd., Series 2021-11A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.94%, 02/28/38(a)(b)	USD	3,360	$ 3,362,946
Crown Point CLO 9 Ltd., Series 2020-9AR, Class A1RR, (3-mo. CME Term SOFR + 1.28%), 07/14/39(a)(b)(d)		1,750	1,750,000
Crown Point CLO IV Ltd., Series 2018-4A, Class C, (3-mo. CME Term SOFR + 2.16%), 5.84%, 04/20/31(a)(b)		250	250,727
CTM CLO Ltd.
Series 2026-3A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.93%, 04/15/39(a)(b)		1,500	1,501,146
Series 2026-4A, Class A1, (3-mo. CME Term SOFR + 1.26%), 07/20/39(a)(b)(d)		1,500	1,500,000
CWHEQ Revolving Home Equity Loan Trust
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 3.92%, 05/15/36(b)		148	147,715
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 3.88%, 01/15/37(b)		93	90,141
DB Master Finance LLC
Series 2025-1A, Class A2I, 4.89%, 08/20/55(a)		6,878	6,798,792
Series 2026-1A, Class A2I, 5.20%, 05/20/56(a)		5,624	5,620,475
Deephaven Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.22%, 10/25/55(a)(c)		2,557	2,544,721
Series 2026-CES1, Class A1A, 5.31%, 03/25/61(a)(c)		9,631	9,600,216
Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 4.99%, 04/20/38(a)(b)		4,410	4,417,526
Diameter Capital CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.23%), 4.91%, 01/20/39(a)(b)		1,730	1,731,052
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/15/37(a)(b)		9,990	10,007,576
Series 2021-2A, Class A2R, (3-mo. CME Term SOFR + 1.80%), 5.47%, 10/15/37(a)(b)		500	500,692
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/15/38(a)(b)		5,162	5,170,104
Diameter Capital CLO 5 Ltd., Series 2023-5A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.91%, 01/15/39(a)(b)		500	500,250
Diameter Capital EU CLO I DAC
Series 1A, Class A1, (3-mo. EURIBOR + 1.26%), 3.40%, 04/15/41(a)(b)	EUR	1,820	2,084,365
Series 1A, Class A2, (3-mo. EURIBOR + 1.85%), 3.99%, 04/15/41(a)(b)		1,250	1,438,452
Series 1A, Class B, (3-mo. EURIBOR + 2.20%), 4.34%, 04/15/41(a)(b)		910	1,055,817
DigitalBridge Issuer LLC, Series 2026-1A, Class A2, 6.33%, 06/25/56(a)	USD	1,116	1,109,604
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 4.93%, 08/20/34(a)(b)		3,370	3,370,617

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 119 CLO Ltd., Series 2024-119A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 4.85%, 07/15/39(a)(b)	USD	1,500	$ 1,500,396
Dryden 53 CLO Ltd., Series 2017-53A, Class BR, (3-mo. CME Term SOFR + 1.30%), 4.97%, 01/15/31(a)(b)		570	570,009
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.96%, 04/15/31(a)(b)		453	453,456
Dryden 61 CLO Ltd., Series 2018-61A, Class B2R, (3-mo. CME Term SOFR + 1.58%), 5.26%, 01/17/32(a)(b)		1,150	1,149,392
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3-mo. CME Term SOFR + 1.23%), 4.91%, 04/18/31(a)(b)		166	166,267
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 5.54%, 07/18/30(a)(b)		500	500,586
Dryden 68 CLO Ltd., Series 2019-68A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 4.77%, 07/15/35(a)(b)		500	500,100
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/15/37(a)(b)		10,120	10,137,333
Dryden 85 CLO Ltd., Series 2020-85A, Class A1LN, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/15/37(a)(b)		2,620	2,624,569
Dryden 87 CLO Ltd., Series 2021-87A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.39%, 08/20/38(a)(b)		1,680	1,684,299
Dryden 93 CLO Ltd., Series 2021-93A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/15/38(a)(b)		670	671,862
Eaton Vance CLO Ltd., Series 2020-2A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/15/37(a)(b)		650	651,021
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)		214	211,689
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A, 1.80%, 11/25/45(a)		131	122,919
Series 2021-A, Class B, 3.50%, 11/25/50(a)		1,200	1,016,666
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		625	622,384
Elevation CLO Ltd., Series 2026-19A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.95%, 03/31/38(a)(b)		750	750,978
Elmwood CLO 14 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.98%, 10/20/38(a)(b)		1,130	1,131,637
Elmwood CLO 20 Ltd., Series 2022-7A, Class AR2, (3-mo. CME Term SOFR + 1.20%), 4.83%, 01/20/39(a)(b)		3,000	3,001,500
Elmwood CLO 23 Ltd., Series 2023-2A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 4.88%, 07/16/39(a)(b)		3,250	3,250,000
Elmwood CLO 25 Ltd., Series 2024-1A, Class DR, (3-mo. CME Term SOFR + 2.80%), 6.44%, 04/17/37(a)(b)		1,250	1,253,435
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.02%, 10/20/37(a)(b)	USD	1,483	$ 1,485,223
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.81%, 04/22/38(a)(b)		2,230	2,228,970
Elmwood CLO 39 Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.82%, 04/17/38(a)(b)		1,810	1,809,097
Elmwood CLO I Ltd., Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.12%), 4.80%, 04/20/37(a)(b)		2,810	2,808,483
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/20/37(a)(b)		920	921,836
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/20/37(a)(b)		900	902,392
Series 2019-2A, Class D1RR, (3-mo. CME Term SOFR + 3.05%), 6.73%, 10/20/37(a)(b)		250	250,322
Elmwood CLO III Ltd., Series 2019-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 07/18/37(a)(b)		1,080	1,083,074
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.03%, 04/18/37(a)(b)		1,000	993,860
Elmwood CLO IX Ltd., Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 1.14%), 4.82%, 04/20/38(a)(b)		5,650	5,646,936
Elmwood CLO VI Ltd.
Series 2020-3A, Class ARR, (3-mo. CME Term SOFR + 1.38%), 5.06%, 07/18/37(a)(b)		2,394	2,394,000
Series 2020-3AR, Class AR3, (3-mo. CME Term SOFR + 1.20%), 07/18/37(a)(b)(d)		1,750	1,750,000
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.04%, 10/17/37(a)(b)		1,210	1,212,154
Elmwood CLO VIII Ltd., Series 2021-1A, Class FR, (3-mo. CME Term SOFR + 8.00%), 11.68%, 04/20/37(a)(b)		250	226,228
Elmwood CLO X Ltd., Series 2021-3A, Class CR2, (3-mo. CME Term SOFR + 1.95%), 5.63%, 07/20/38(a)(b)		940	943,049
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/15/37(a)(b)		1,788	1,791,130
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 4.47%, 11/25/35(b)		1,152	1,140,664
FIGRE Trust
Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)		6,027	6,041,523
Series 2025-HE7, Class A, 5.15%, 11/25/55(a)(b)		2,523	2,500,130
Series 2026-HE1, Class A, 4.98%, 01/25/56(a)(b)		3,998	3,941,209
Series 2026-HE1, Class B, 5.18%, 01/25/56(a)(b)		468	462,589

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
FIGRE Trust
Series 2026-HE2, Class A, 5.05%, 01/25/56(a)(b)	USD	4,012	$ 3,951,198
Series 2026-HE4, Class A, 5.30%, 05/25/56(a)(b)		9,579	9,519,069
Financeit Securitization LP
Series 2026-1, Class A, 4.04%, 05/25/51(a)	CAD	10,501	7,404,195
Series 2026-1, Class D, 8.12%, 05/25/51(a)		1,854	1,307,245
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 4.04%, 12/25/36(b)	USD	414	158,718
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 3.91%, 12/25/36(b)		1,125	977,883
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.36%, 01/25/36(b)		694	635,773
First NLC Trust, Series 2007-1, Class A3, (1-mo. CME Term SOFR + 0.29%), 3.94%, 08/25/37(a)(b)		675	332,475
FirstKey Homes Trust
Series 2021-SFR2, Class F1, 2.91%, 09/17/38(a)		5,500	5,458,695
Series 2022-SFR1, Class E1, 5.00%, 05/19/39(a)		4,000	3,953,162
Series 2022-SFR1, Class E2, 5.00%, 05/19/39(a)		2,990	2,947,564
Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)		6,928	6,911,551
Firstlight Issuer LLC, Series 2026-1A, Class A2, 06/20/56(a)(d)		504	506,146
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.58%), 5.26%, 10/19/37(a)(b)		2,060	2,064,939
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/19/37(a)(b)		1,200	1,201,800
Flatiron CLO 24 Ltd., Series 2023-2A, Class D1R, (3-mo. CME Term SOFR + 2.35%), 5.94%, 01/15/39(a)(b)		780	778,395
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/17/37(a)(b)		1,060	1,062,066
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.28%, 10/17/37(a)(b)		650	651,643
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		4,329	4,303,013
Fortress Credit BSL XXVIII Ltd., Series 2026-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.95%, 04/20/39(a)(b)		1,750	1,752,917
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)		760	724,410
Series 2024-1A, Class B, 5.95%, 12/15/49(a)		493	499,168
Series 2024-2A, Class B, 4.93%, 03/15/50(a)		829	822,616
Series 2025-1A, Class A, 4.95%, 04/15/50(a)		2,034	2,028,894
Series 2025-2A, Class D, 5.68%, 04/15/52(a)		3,624	3,589,727
Series 2025-2A, Class E, 8.35%, 04/15/52(a)		3,521	3,532,122
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.04%, 02/25/37(b)		1,620	1,213,392
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, (3-mo. CME Term SOFR + 3.55%), 7.23%, 04/20/37(a)(b)		1,900	1,889,611
Security		Par (000)	Value
Asset-Backed Securities (continued)
Galaxy XXII CLO Ltd., Series 2016-22A, Class CR4, (3-mo. CME Term SOFR + 1.60%), 5.28%, 04/16/34(a)(b)	USD	1,500	$ 1,497,245
Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.03%, 07/15/31(a)(b)		670	669,875
Garrison Funding Ltd., Series 2026-22A, Class AR4, (3-mo. CME Term SOFR + 1.23%), 4.81%, 01/20/39(a)(b)		5,980	5,983,313
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class A, (3-mo. CME Term SOFR + 1.27%), 4.95%, 01/20/39(a)(b)		1,540	1,542,008
GoldenTree Loan Management U.S. CLO 25 Ltd., Series 2025-25A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.00%, 04/20/37(a)(b)		1,840	1,843,223
GoldenTree Loan Management U.S. CLO 26 Ltd., Series 2025-26A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.33%, 07/20/38(a)(b)		4,750	4,767,925
Goldman Home Improvement Trust
Series 2021-GRN2, Class B, 1.97%, 06/25/51(a)		1,047	1,006,441
Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		409	416,310
Golub Capital Partners CLO Ltd.
Series 2013-17A, Class A1RR, (3-mo. CME Term SOFR + 1.47%), 5.12%, 02/09/39(a)(b)		8,730	8,725,500
Series 2019-43A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.02%, 10/20/37(a)(b)		1,970	1,972,795
Series 2020-48A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 4.99%, 04/17/38(a)(b)		1,900	1,903,259
Series 2022-64A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/25/37(a)(b)		500	500,834
Series 2023-70A, Class CR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 10/25/37(a)(b)		1,260	1,260,644
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/25/37(a)(b)		790	791,412
Series 2024-76A, Class B, (3-mo. CME Term SOFR + 1.67%), 5.34%, 10/25/37(a)(b)		560	561,080
Series 2024-76A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.57%, 10/25/37(a)(b)		490	489,664
Series 2025-78A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.05%, 04/21/39(a)(b)		575	572,848
Series 2025-83A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.05%, 11/09/38(a)(b)		2,000	1,998,643
Golub Capital Partners Static Ltd., Series 2024- 1A, Class AR, (3-mo. CME Term SOFR + 1.12%), 4.80%, 07/20/35(a)(b)		184	183,745
Golub Capital Private Credit Fund CLO 2, Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.47%), 5.15%, 10/18/39(a)(b)		1,815	1,809,754

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46(a)	USD	8,391	$ 8,407,990
Series 2025-1A, Class A, 5.38%, 02/20/49(a)		7,184	7,207,685
Series 2025-1A, Class B, 6.27%, 02/20/49(a)		1,632	1,645,348
Series 2025-2A, Class A, 5.32%, 06/20/49(a)		5,789	5,771,368
Series 2025-3A, Class A, 5.00%, 10/20/49(a)		11,165	11,017,379
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		1,064	881,253
Great Lakes CLO IX Ltd., Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/15/39(a)(b)		4,000	3,998,732
GreenSky Home Improvement Issuer Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(a)		3,219	3,256,196
Series 2024-1, Class B, 5.87%, 06/25/59(a)		513	518,500
Series 2024-2, Class A4, 5.15%, 10/27/59(a)		1,039	1,043,078
Series 2024-2, Class B, 5.26%, 10/27/59(a)		1,304	1,306,367
Series 2025-2A, Class C, 5.26%, 06/25/60(a)		5,272	5,240,461
Series 2025-2A, Class D, 5.56%, 06/25/60(a)		5,624	5,591,253
Series 2025-2A, Class E, 7.79%, 06/25/60(a)		1,725	1,748,184
Series 2025-3A, Class A3, 4.52%, 12/27/60(a)		3,625	3,595,932
Series 2026-REV1, Class A, 4.93%, 05/15/41(a)		4,075	4,072,694
Series 2026-REV1, Class B, 5.20%, 05/15/41(a)		323	322,988
Series 2026-REV1, Class C, 5.45%, 05/15/41(a)		1,500	1,500,083
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 05/25/56(a)(c)		1,049	1,038,954
Series 2026-CES1, Class A2, 5.27%, 05/25/56(a)(c)		322	319,075
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 4.46%, 12/25/35(b)		283	125,002
Series 2006-14, Class A3A, (1-mo. CME Term SOFR + 0.61%), 4.26%, 09/25/36(b)		4,317	1,213,332
Series 2006-18, Class AF3A, 5.77%, 11/25/36(b)		1,293	357,410
Series 2006-4, Class 1A1, 3.98%, 03/25/36(b)		609	413,645
Series 2007-2, Class AF3, 5.92%, 03/25/37(b)		24	4,096
GSAMP Trust
Series 2006-HE4, Class M1, (1-mo. CME Term SOFR + 0.56%), 4.21%, 06/25/36(b)		2,900	2,529,753
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 4.16%, 01/25/47(b)		9	4,201
Series 2007-HS1, Class M5, (1-mo. CME Term SOFR + 3.49%), 7.14%, 02/25/37(b)		2,944	2,938,174
Series 2007-HS1, Class M7, (1-mo. CME Term SOFR + 3.49%), 7.14%, 02/25/37(b)		3,000	2,794,977
GT Loan Financing I Ltd., Series 2013-1A, Class AR2, (3-mo. CME Term SOFR + 1.22%), 4.89%, 04/28/39(a)(b)		1,315	1,316,052
Halseypoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.16%, 04/20/34(a)(b)		920	920,374
Halseypoint CLO 6 Ltd., Series 2022-6A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.03%, 01/20/38(a)(b)		1,000	1,001,503
Security		Par (000)	Value
Asset-Backed Securities (continued)
Hartwick Park CLO Ltd., Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.23%, 01/20/37(a)(b)	USD	2,000	$ 1,999,630
Higley Park CLO Ltd., Series 2025-1A, Class B1, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/24/38(a)(b)		3,000	3,011,220
Home Efficiency Trust, Series 2024, Class A, 0.00%, 12/31/54(a)(e)		7,197	7,359,033
Home Equity Asset Trust, Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.36%, 07/25/36(b)		265	252,919
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 3.57%, 07/25/34(b)		10	9,196
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		5,756	5,691,118
Honey Hill Park CLO Ltd., Series 2026-1A, Class A1, (3-mo. CME Term SOFR + 1.15%), 4.87%, 04/24/39(a)(b)		540	539,534
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 5.01%, 05/20/32(a)(b)		3,853	3,862,530
Series 2025-2, Class B2, (SOFR (30-day) + 1.20%), 4.81%, 09/20/33(a)(b)		2,891	2,898,031
Invesco CLO Ltd.
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.48%, 04/20/35(a)(b)		980	981,382
Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.98%, 07/15/38(a)(b)		970	971,696
Series 2023-3A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/15/38(a)(b)		1,000	1,002,254
Series 2024-1RA, Class BR2, (3-mo. CME Term SOFR + 1.75%), 5.42%, 04/15/37(a)(b)		500	501,805
Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/15/38(a)(b)		298	298,403
Iskandar Enterprise LLC
Series 2026-1A, Class A22, 5.34%, 04/17/56(a)		5,264	5,239,021
Series 2026-1A, Class A23, 5.54%, 04/17/56(a)		7,564	7,497,059
Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class A1R, (3-mo. CME Term SOFR + 1.58%), 5.24%, 01/22/37(a)(b)		4,927	4,928,511
Jersey Mike’s Funding LLC, Series 2026-1A, Class A2II, 5.48%, 02/15/56(a)		14,941	14,762,474
JPMorgan Mortgage Acquisition Trust
Series 2006-CH1, Class M7, (1-mo. CME Term SOFR + 1.31%), 4.96%, 07/25/36(b)		3,498	3,170,205
Series 2007-CH1, Class MF1, 4.32%, 11/25/36(c)		100	101,416
JPMorgan Mortgage Trust, Series 2026-CES1, Class A1B, 4.96%, 06/25/56(a)(c)		1,108	1,094,772
Kennedy Lewis CLO 12 Ltd.
Series 2023-12A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.01%, 07/20/38(a)(b)		5,200	5,209,944
Series 2023-12A, Class CR, (3-mo. CME Term SOFR + 2.00%), 5.68%, 07/20/38(a)(b)		1,180	1,184,027

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Kennedy Lewis CLO 13 Ltd., Series 2023-13A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 4.82%, 01/20/38(a)(b)	USD	3,250	$ 3,250,838
Kennedy Lewis CLO 19 Ltd., Series 2025-19A, Class A, (3-mo. CME Term SOFR + 1.25%), 4.91%, 04/22/36(a)(b)		250	250,261
Kennedy Lewis CLO 20 Ltd., Series 2024-20A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/25/38(a)(b)		1,930	1,935,653
Kennedy Lewis CLO 4 Ltd.
Series 4A, Class ARR, (3-mo. CME Term SOFR + 1.43%), 5.11%, 07/20/37(a)(b)		2,910	2,914,861
Series 4A, Class BRR, (3-mo. CME Term SOFR + 1.75%), 5.43%, 07/20/37(a)(b)		1,500	1,502,255
Kennedy Lewis CLO 6 Ltd., Series 6A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.06%, 10/22/37(a)(b)		1,500	1,502,697
Kennedy Lewis CLO 8 Ltd., Series 8A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.06%, 01/20/38(a)(b)		4,990	4,998,932
KeyCorp Student Loan Trust, Series 2004-A, Class 2D, (3-mo. CME Term SOFR + 1.51%), 5.18%, 07/28/42(b)		1,447	1,406,492
KKR Financial CLO 17 Ltd.
Series 17, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.02%, 04/15/34(a)(b)		500	500,040
Series 17, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.54%, 04/15/34(a)(b)		580	580,003
KKR Financial CLO 21 Ltd.
Series 21, Class A, (3-mo. CME Term SOFR + 1.26%), 4.94%, 04/15/31(a)(b)		54	53,654
Series 21, Class B, (3-mo. CME Term SOFR + 1.66%), 5.34%, 04/15/31(a)(b)		1,000	1,001,000
KKR Financial CLO 23 Ltd., Series 23, Class AR2, (3-mo. CME Term SOFR + 1.05%), 4.68%, 04/20/36(a)(b)		10,250	10,250,003
KKR Financial CLO 28 Ltd., Series 28A, Class AR2, (3-mo. CME Term SOFR + 1.12%), 4.80%, 02/09/35(a)(b)		2,310	2,309,232
KKR Financial CLO 29 Ltd., Series 29A, Class A1RR, (3-mo. CME Term SOFR + 1.25%), 4.87%, 07/15/39(a)(b)		745	745,372
KKR Financial CLO 30 Ltd., Series 30A, Class BR2, (3-mo. CME Term SOFR + 1.85%), 5.53%, 04/17/37(a)(b)		1,670	1,672,542
KKR Financial CLO 34 Ltd., Series 34A, Class AR, (3-mo. CME Term SOFR + 1.10%), 4.77%, 07/15/34(a)(b)		4,550	4,550,608
KKR Financial CLO 35 Ltd., Series 35A, Class AR, (3-mo. CME Term SOFR + 1.20%), 4.88%, 01/20/38(a)(b)		1,000	1,000,231
KKR Financial CLO 36 Ltd., Series 36A, Class AR, (3-mo. CME Term SOFR + 1.15%), 4.82%, 10/15/34(a)(b)		2,500	2,499,517
KKR Financial CLO 38 Ltd., Series 38A, Class BR, (3-mo. CME Term SOFR + 1.68%), 5.35%, 01/15/38(a)(b)		1,000	1,000,804
KKR Financial CLO 48 Ltd., Series 48A, Class AR, (3-mo. CME Term SOFR + 1.28%), 4.95%, 10/20/38(a)(b)		1,010	1,011,485
Security		Par (000)	Value
Asset-Backed Securities (continued)
KKR Financial CLO 54 Ltd., Series 2024-54A, Class A, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/15/38(a)(b)	USD	930	$ 931,310
KKR Financial CLO Ltd., Series 2013-1A, Class A1R3, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/15/38(a)(b)		3,210	3,214,815
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.01%, 04/15/31(a)(b)		186	185,534
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME Term SOFR + 1.28%), 4.96%, 07/20/34(a)(b)		5,430	5,435,181
LCM 32 Ltd., Series 32A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.64%, 07/20/34(a)(b)		1,250	1,250,186
LCM 34 Ltd., Series 34A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/20/34(a)(b)		2,310	2,310,613
LCM 35 Ltd., Series 35A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/15/34(a)(b)		3,000	3,002,758
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)		1,518	1,484,190
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)		560	126,171
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)		711	639,984
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33(b)		297	296,187
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 3.85%, 06/25/37(a)(b)		67	43,255
LendingClub Rated Notes Issuer Trust
Series 2025-P1, Class A, 5.54%, 06/16/31(a)		4,037	4,045,353
Series 2025-P1, Class B, 5.92%, 06/16/31(a)		655	654,485
Series 2025-P1, Class C, 6.56%, 06/16/31(a)		1,509	1,507,159
Series 2025-P1, Class D, 6.79%, 06/16/31(a)		612	610,859
Series 2025-P1, Class E, 9.28%, 06/16/31(a)		1,194	1,190,235
Series 2025-P1, Class F, 13.31%, 06/16/38(a)		456	454,830
Series 2025-P1, Class R, 0.00%, 07/16/40(a)		158	480,741
Series 2025-P2, Class A, 5.20%, 02/15/35(a)		4,666	4,676,002
Series 2025-P2, Class B, 5.59%, 04/15/35(a)		379	376,915
Series 2025-P2, Class C, 6.25%, 09/15/35(a)		762	756,788
Series 2025-P2, Class D, 6.47%, 12/15/35(a)		305	302,181
Series 2025-P2, Class E, 8.99%, 07/15/36(a)		488	483,103
Series 2025-P2, Class F, 13.02%, 01/15/37(a)		244	241,743
Series 2025-P2, Class R, 0.00%, 03/15/45(a)		106	279,813
Series 2026-P1, Class A, 6.98%, 08/15/37(a)		1,992	2,049,448
Series 2026-P1, Class B, 6.86%, 08/15/37(a)		490	499,075
Series 2026-P1, Class C, 2.40%, 08/15/37(a)		473	447,807
Series 2026-P1, Class D, 1.15%, 08/15/37(a)		328	304,813
Series 2026-P1, Class E, 1.00%, 08/15/37(a)		162	145,488
Series 2026-P1, Class F, 0.90%, 08/15/37(a)		166	142,581
Series 2026-P1, Class R, 0.00%, 03/15/41(a)		34	11,456
Series 2026-P3, Class A, 7.55%, 12/15/37(a)		4,624	4,793,880
Series 2026-P3, Class B, 6.25%, 12/15/37(a)		855	860,207
Series 2026-P3, Class C, 2.95%, 12/15/37(a)		927	883,421
Series 2026-P3, Class D, 1.45%, 12/15/37(a)		645	598,648
Series 2026-P3, Class E, 1.01%, 12/15/37(a)		454	403,927
Series 2026-P3, Class F, 0.86%, 12/15/37(a)		344	290,047
Series 2026-P3, Class R, 0.00%, 06/17/41(a)		48	2,324

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P16, Class A, 5.19%, 12/15/32(a)	USD	1,829	$ 1,823,518
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/31(a)		1,525	1,457,546
Series 2021-2A, Class B, 2.37%, 04/20/32(a)		4,630	4,367,821
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		3,500	3,276,133
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		1,205	1,211,013
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		2,447	2,463,012
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		5,550	5,596,875
Series 2024-2A, Class B, 4.86%, 02/21/34(a)		935	931,634
Series 2024-2A, Class C, 5.25%, 02/21/34(a)		1,905	1,903,643
Series 2024-2A, Class D, 5.69%, 02/21/34(a)		2,948	2,944,989
Series 2025-1A, Class A, 4.94%, 09/20/34(a)		5,984	5,991,652
Series 2025-1A, Class C, 5.68%, 09/20/34(a)		4,474	4,488,375
Series 2025-3A, Class A, 4.51%, 05/21/35(a)		8,085	7,952,530
Series 2025-3A, Class B, 4.83%, 05/21/35(a)		1,336	1,308,463
Series 2025-3A, Class C, 5.04%, 05/21/35(a)		4,372	4,261,966
Series 2026-1A, Class A, 4.80%, 11/20/35(a)		1,072	1,064,621
Series 2026-1A, Class C, 5.40%, 11/20/35(a)		3,954	3,920,227
LMDV Issuer Co. LLC
Series 2026-1A, Class A2, 5.38%, 07/17/56(a)		9,772	9,771,364
Series 2026-1A, Class B, 5.91%, 07/17/56(a)		1,061	1,060,596
LMRE Trust, Series 2025-SFR1, Class A, 4.50%, 12/17/42(a)		3,010	2,901,884
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		672	571,428
Series 2021-2GS, Class A, 2.22%, 03/20/48(a)		2,606	2,122,497
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1-mo. CME Term SOFR + 0.47%), 4.12%, 03/25/46(b)		490	431,161
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.06%, 06/25/36(b)		2,859	1,327,014
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.08%, 08/25/36(b)		5,096	2,015,118
Series 2006-7, Class 2A4, (1-mo. CME Term SOFR + 0.59%), 4.24%, 08/25/36(b)		1,176	465,001
Series 2006-9, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.08%, 10/25/36(b)		1,872	574,102
Series 2006-WL3, Class 2A4, (1-mo. CME Term SOFR + 0.71%), 4.36%, 01/25/36(b)		2,538	2,297,571
Lyra Music Assets Delaware LP
Series 2024-2A, Class A2, 5.76%, 12/22/64(a)		5,553	5,587,380
Series 2025-1A, Class A2, 5.60%, 09/20/65(a)		2,074	2,082,356
Madison Park Funding LII Ltd., Series 2021- 52A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.21%, 01/22/35(a)(b)		500	499,793
Madison Park Funding LIX Ltd., Series 2021- 59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.18%, 04/18/37(a)(b)		270	270,652
Madison Park Funding LVII Ltd., Series 2022- 57A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 4.95%, 07/27/34(a)(b)		4,550	4,550,212
Madison Park Funding LXI Ltd., Series 2023- 61A, Class AR, (3-mo. CME Term SOFR + 1.22%), 4.90%, 01/20/39(a)(b)		1,150	1,150,548
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding LXIX Ltd., Series 2024- 69A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.84%, 07/25/37(a)(b)	USD	3,250	$ 3,249,429
Madison Park Funding LXVII Ltd.
Series 2024-67A, Class A1, (3-mo. CME Term SOFR + 1.51%), 5.18%, 04/25/37(a)(b)		1,250	1,251,832
Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 5.72%, 04/25/37(a)(b)		4,230	4,232,559
Madison Park Funding LXXI Ltd., Series 2025- 71A, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.81%, 04/23/38(a)(b)		5,960	5,955,362
Madison Park Funding LXXIII Ltd., Series 2025- 73A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/17/38(a)(b)		250	250,705
Madison Park Funding XIV Ltd., Series 2014- 14A, Class BR4, (3-mo. CME Term SOFR + 1.50%), 5.16%, 10/22/30(a)(b)		750	748,272
Madison Park Funding XXIV Ltd.
Series 2016-24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.23%, 10/20/29(a)(b)		9	9,208
Series 2016-24A, Class CR2, (3-mo. CME Term SOFR + 2.05%), 5.73%, 10/20/29(a)(b)		1,000	1,000,255
Madison Park Funding XXX Ltd.
Series 2018-30A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.04%, 07/16/37(a)(b)		4,410	4,417,029
Series 2018-30A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.43%, 07/16/37(a)(b)		710	710,214
Madison Park Funding XXXI Ltd., Series 2018- 31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 5.47%, 07/23/37(a)(b)		510	510,255
Madison Park Funding XXXIII Ltd.
Series 2019-33A, Class AR2, (3-mo. CME Term SOFR + 1.03%), 4.67%, 10/15/32(a)(b)		12,515	12,514,416
Series 2019-33A, Class BR2, (3-mo. CME Term SOFR + 1.45%), 5.09%, 10/15/32(a)(b)		1,000	998,767
Madison Park Funding XXXIX Ltd.
Series 2021-39A, Class ARR, (3-mo. CME Term SOFR + 1.03%), 4.66%, 10/22/34(a)(b)		2,500	2,499,434
Series 2021-39A, Class BRR, (3-mo. CME Term SOFR + 1.55%), 5.18%, 10/22/34(a)(b)		1,500	1,499,484
Series 2021-39A, Class CR, (3-mo. CME Term SOFR + 2.05%), 5.71%, 10/22/34(a)(b)		250	249,501
Madison Park Funding XXXVII Ltd.
Series 2019-37A, Class AR2, (3-mo. CME Term SOFR + 1.53%), 5.20%, 04/15/37(a)(b)		570	570,903
Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 5.62%, 04/15/37(a)(b)		5,500	5,507,228
Marble Point CLO XV Ltd., Series 2019-1A, Class BR2, (3-mo. CME Term SOFR + 1.60%), 5.27%, 07/23/32(a)(b)		1,568	1,568,573

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/36(a)	USD	421	$ 416,694
Series 2021-AA, Class B, 2.33%, 03/20/36(a)		1,620	1,574,868
Series 2021-AA, Class C, 2.96%, 03/20/36(a)		2,850	2,755,872
Series 2021-BA, Class C, 2.66%, 11/20/36(a)		4,403	4,176,988
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		3,620	3,392,853
Series 2024-AA, Class A, 5.13%, 09/22/36(a)		4,126	4,140,441
Series 2024-AA, Class D, 6.77%, 09/22/36(a)		1,969	1,990,334
Series 2024-AA, Class E, 9.02%, 09/22/36(a)		2,800	2,851,190
Series 2024-BA, Class A, 4.91%, 11/20/38(a)		7,581	7,568,419
Series 2024-BA, Class D, 6.36%, 11/20/38(a)		1,083	1,096,551
Series 2025-AA, Class A, 4.98%, 05/20/38(a)		9,101	9,114,871
Series 2025-AA, Class B, 5.33%, 05/20/38(a)		1,224	1,228,424
Series 2025-AA, Class C, 5.69%, 05/20/38(a)		3,732	3,741,390
Series 2025-BA, Class A, 4.59%, 11/22/38(a)		6,752	6,697,586
Series 2026-AA, Class A, 5.01%, 05/20/39(a)		2,091	2,090,699
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M8, (1-mo. CME Term SOFR + 1.97%), 5.62%, 06/25/35(b)		1,119	1,151,637
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 4.28%, 06/25/36(a)(b)		197	186,231
Series 2006-WMC2, Class A4, (1-mo. CME Term SOFR + 0.41%), 4.06%, 04/25/36(b)		3,135	604,211
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.67%), 4.32%, 05/25/37(b)		83	72,122
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 4.28%, 06/25/46(a)(b)		8	7,841
Menlo CLO IV Ltd.
Series 2026-1A, Class A1, (3-mo. CME Term SOFR + 1.21%), 4.89%, 03/20/39(a)(b)		1,620	1,620,238
Series 2026-4A, Class B, (3-mo. CME Term SOFR + 1.45%), 5.13%, 03/20/39(a)(b)		2,000	1,992,405
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07%, 06/21/32(a)		1,966	1,960,721
MERIT Securities Corp., Series 13, Class M2, 7.88%, 12/28/33(c)		832	803,604
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 4.24%, 05/25/37(b)		846	639,176
Series 2007-H1, Class 1A2, (1-mo. CME Term SOFR + 3.61%), 7.26%, 10/25/37(b)		1,923	1,896,704
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 4.15%, 08/25/37(b)		1,798	1,900,285
MF1 LLC, Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 5.79%, 06/19/37(a)(b)		1,579	1,578,396
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(a)(c)		4,651	4,657,637
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R2, (3-mo. CME Term SOFR + 1.21%), 4.89%, 01/18/36(a)(b)		1,500	1,501,200
MidOcean Credit CLO XII Ltd., Series 2023- 12A, Class A1RR, (3-mo. CME Term SOFR + 1.34%), 5.02%, 07/18/38(a)(b)		9,690	9,698,650
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(a)		767	715,268
Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		1,337	1,204,344
Security		Par (000)	Value
Asset-Backed Securities (continued)
Montmartre Euro CLO DAC, Series 2020-2A, Class CR, (3-mo. EURIBOR + 2.10%), 4.30%, 07/15/34(a)(b)	EUR	1,750	$ 2,004,501
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE8, Class A2FP, (1-mo. CME Term SOFR + 0.18%), 3.83%, 10/25/36(b)	USD	1,232	529,067
Series 2007-NC1, Class A2D, (1-mo. CME Term SOFR + 0.33%), 3.98%, 11/25/36(b)		4,581	2,160,120
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 7.56%, 02/25/47(a)(b)		3	3,345
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(c)		2,247	469,237
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(c)		549	142,472
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.26%, 11/25/36(b)		580	155,719
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		659	613,211
Series 2019-1A, Class A, 4.37%, 12/21/43(a)		1,012	950,380
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		182	160,348
Series 2020-2A, Class B, 2.21%, 08/20/46(a)		894	716,869
Series 2021-1A, Class B, 2.05%, 12/20/46(a)		265	203,531
Series 2021-2A, Class B, 2.09%, 04/22/47(a)		2,542	1,832,067
MTP ABS Funding LLC
Series 2026-1A, Class A2, 5.20%, 04/25/56(a)		2,570	2,564,226
Series 2026-1A, Class B, 5.88%, 04/25/56(a)		6,378	6,388,572
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.73%), 4.38%, 04/25/37(b)		380	363,599
Navient Education Loan Trust
Series 2025-A, Class D, 6.03%, 07/15/55(a)		1,410	1,411,922
Series 2026-A, Class A, 4.86%, 09/15/56(a)		2,343	2,330,084
Series 2026-A, Class B, 5.06%, 09/15/56(a)		740	731,895
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)		273	270,856
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)		1,266	1,235,231
Series 2020-CA, Class A2B, (1-mo. CME Term SOFR + 1.71%), 5.34%, 11/15/68(a)(b)		1,289	1,300,223
Series 2020-IA, Class B, 2.95%, 04/15/69(a)		1,880	1,621,518
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 4.76%, 04/15/60(a)(b)		338	328,563
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		483	427,454
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		2,275	2,101,307
Series 2024-A, Class A, 5.66%, 10/15/72(a)		2,669	2,709,110
Navient Refinance Loan Trust
Series 2025-B, Class A, 4.72%, 09/15/55(a)		5,491	5,450,608
Series 2025-C, Class A, 4.80%, 10/15/55(a)		3,811	3,791,865
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)		453	446,725
Nelnet Student Loan Trust
Series 2021-A, Class A1, (1-mo. CME Term SOFR + 0.91%), 4.55%, 04/20/62(a)(b)		581	579,712
Series 2021-A, Class A2, (1-mo. CME Term SOFR + 1.14%), 4.78%, 04/20/62(a)(b)		2,680	2,682,064

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)	USD	897	$ 849,191
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		1,979	1,780,913
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		640	575,940
Series 2021-A, Class C, 3.75%, 04/20/62(a)		124	110,279
Series 2021-A, Class D, 4.93%, 04/20/62(a)		735	665,314
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		8,450	7,567,527
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		386	338,824
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		8,380	7,499,864
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		5,370	4,731,646
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		2,770	2,426,616
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		5,590	4,946,243
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		5,408	4,834,576
Series 2021-DA, Class C, 3.50%, 04/20/62(a)		2,700	2,351,023
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		680	592,479
Series 2023-PL1A, Class A1A, (SOFR (30- day) + 2.25%), 5.88%, 11/25/53(a)(b)		1,029	1,040,844
Series 2025-AA, Class A1B, (SOFR (30-day) + 1.10%), 4.69%, 03/15/57(a)(b)		9,175	9,131,446
Series 2025-BA, Class A1B, (SOFR (30-day) + 1.35%), 4.94%, 05/17/55(a)(b)		12,474	12,505,425
Series 2025-BA, Class B, 4.98%, 05/17/55(a)		7,080	6,985,905
Series 2025-BA, Class C, 5.38%, 05/17/55(a)		4,045	3,947,091
Series 2025-BA, Class D, 6.04%, 05/17/55(a)		1,453	1,419,111
Series 2025-CA, Class A1B, (SOFR (30-day) + 1.35%), 4.96%, 06/22/65(a)(b)		6,253	6,260,885
Series 2025-CA, Class D, 5.82%, 06/22/65(a)		3,568	3,455,061
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 4.85%, 04/15/39(a)(b)		1,070	1,069,455
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series 2019-34A, Class A1R2, (3-mo. CME Term SOFR + 1.30%), 4.98%, 07/20/39(a)(b)		1,300	1,302,197
Series 2019-34A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.33%, 07/20/39(a)(b)		5,500	5,515,879
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 10/14/36(a)(b)		2,818	2,818,848
Neuberger Berman Loan Advisers CLO 51 Ltd., Series 2022-51A, Class D1R2, (3-mo. CME Term SOFR + 2.80%), 6.47%, 10/23/36(a)(b)		1,110	1,109,721
New Mountain CLO 2 Ltd., Series CLO-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/15/38(a)(b)		3,120	3,125,413
New Mountain CLO 3 Ltd., Series CLO-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.01%, 10/20/38(a)(b)		1,430	1,432,538
New Mountain CLO 7 Ltd., Series CLO-7A, Class A1, (3-mo. CME Term SOFR + 1.20%), 4.88%, 03/31/38(a)(b)		1,000	1,000,053
New Mountain CLO 8 Ltd., Series CLO-8A, Class A1, (3-mo. CME Term SOFR + 1.27%), 4.95%, 10/20/38(a)(b)		440	440,613
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(a)		502	494,762
Security		Par (000)	Value
Asset-Backed Securities (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 4.16%, 10/25/36(a)(b)	USD	74	$ 158,137
NovaStar Mortgage Funding Trust, Series 2006-5, Class A2D, (1-mo. CME Term SOFR + 0.59%), 4.24%, 11/25/36(b)		3,517	1,049,501
Oak Hill Credit Partners X-R Ltd., Series 2014- 10RA, Class AR2, (3-mo. CME Term SOFR + 1.13%), 4.81%, 04/20/38(a)(b)		2,710	2,708,319
Oaktree CLO Ltd.
Series 2020-1A, Class BRR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/15/38(a)(b)		820	819,776
Series 2024-27A, Class A2, (3-mo. CME Term SOFR + 1.57%), 5.23%, 10/22/37(a)(b)		610	611,414
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 6.66%, 10/22/37(a)(b)		320	320,669
Series 2025-31A, Class A, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/15/38(a)(b)		1,300	1,302,183
Oakwood Mortgage Investors, Inc.
Series 1999-C, Class A2, 7.48%, 08/15/27		1,033	668,450
Series 2001-D, Class A2, 5.26%, 01/15/19(b)		21	5,950
Series 2002-A, Class M1, 7.76%, 03/15/32(b)		1,181	1,195,396
Series 2002-C, Class M1, 6.89%, 11/15/32(b)		1,240	1,244,595
OCP CLO Ltd.
Series 2015-10A, Class AR3, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/26/38(a)(b)		4,000	4,004,487
Series 2016-12A, Class A1R3, (3-mo. CME Term SOFR + 1.37%), 5.05%, 10/18/37(a)(b)		2,500	2,504,352
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 5.36%, 10/18/37(a)(b)		5,360	5,364,950
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.01%, 11/26/37(a)(b)		9,329	9,344,813
Series 2017-13A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 11/26/37(a)(b)		430	430,538
Series 2017-13A, Class X, (3-mo. CME Term SOFR + 1.10%), 4.77%, 11/26/37(a)(b)		484	484,166
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.08%, 07/20/37(a)(b)		1,680	1,682,484
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 6.78%, 07/20/37(a)(b)		360	360,362
Series 2020-19A, Class D1R2, (3-mo. CME Term SOFR + 2.70%), 6.38%, 04/20/38(a)(b)		970	964,095
Series 2020-8RA, Class AR2, (3-mo. CME Term SOFR + 1.22%), 4.90%, 10/17/38(a)(b)		3,025	3,026,597
Series 2020-8RA, Class B1R2, (3-mo. CME Term SOFR + 1.55%), 5.23%, 10/17/38(a)(b)		730	729,092

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2021-22A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/20/37(a)(b)	USD	1,820	$ 1,823,367
Series 2021-22A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/20/37(a)(b)		340	340,426
Series 2024-31A, Class AR, (3-mo. CME Term SOFR + 1.15%), 4.83%, 04/20/39(a)(b)		250	249,732
Series 2024-32A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.84%, 07/23/39(a)(b)		500	500,125
Series 2024-32A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.24%, 07/23/39(a)(b)		500	500,919
Series 2024-34A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.57%, 10/15/37(a)(b)		410	411,249
Series 2024-36A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/16/37(a)(b)		2,973	2,976,726
Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/15/37(a)(b)		2,180	2,183,270
Series 2024-37A, Class B1, (3-mo. CME Term SOFR + 1.68%), 5.35%, 10/15/37(a)(b)		2,180	2,182,690
Series 2025-42A, Class A, (3-mo. CME Term SOFR + 1.25%), 4.93%, 05/21/38(a)(b)		1,990	1,991,994
Series 2025-44A, Class A, (3-mo. CME Term SOFR + 1.30%), 4.97%, 10/24/38(a)(b)		500	500,652
Series 2025-44A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/24/38(a)(b)		3,000	3,006,893
Series 2025-45A, Class A, (3-mo. CME Term SOFR + 1.23%), 4.90%, 10/15/38(a)(b)		1,240	1,240,777
Series 2025-46A, Class A, (3-mo. CME Term SOFR + 1.20%), 5.05%, 10/15/38(a)(b)		2,180	2,181,280
Series 2025-46A, Class C, (3-mo. CME Term SOFR + 1.70%), 5.55%, 10/15/38(a)(b)		1,340	1,338,903
Series 2025-46A, Class D1, (3-mo. CME Term SOFR + 2.45%), 6.30%, 10/15/38(a)(b)		890	886,550
Octagon 56 Ltd., Series 2021-1A, Class B, (3- mo. CME Term SOFR + 1.91%), 5.59%, 10/15/34(a)(b)		250	250,201
Octagon 75 Ltd., Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.20%), 4.86%, 01/22/38(a)(b)		1,000	1,000,424
Octagon Investment Partners 41 Ltd., Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.09%), 4.76%, 10/15/33(a)(b)		5,990	5,990,961
OHA Credit Funding 10-R Ltd., Series 2021- 10RA, Class A1, (3-mo. CME Term SOFR + 1.26%), 4.94%, 07/18/37(a)(b)		3,190	3,193,161
OHA Credit Funding 17-R Ltd., Series 2024- 17RA, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.82%, 04/20/39(a)(b)		5,770	5,764,709
OHA Credit Funding 2 Ltd., Series 2019-2A, Class B1R2, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/21/38(a)(b)		250	249,749
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Funding 22 Ltd., Series 2025-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.01%, 07/20/38(a)(b)	USD	2,000	$ 2,000,790
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 4.95%, 01/22/38(a)(b)		670	671,052
OHA Credit Funding 5 Ltd., Series 2020-5A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/18/37(a)(b)		2,600	2,606,805
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.01%, 10/20/37(a)(b)		670	671,005
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 4.96%, 07/19/38(a)(b)		7,459	7,466,736
OHA Credit Funding 9 Ltd., Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/19/37(a)(b)		3,890	3,897,591
OHA Credit Partners VII Ltd., Series 2012-7A, Class AR4, (3-mo. CME Term SOFR + 1.14%), 4.78%, 02/20/38(a)(b)		690	689,642
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/18/37(a)(b)		5,340	5,350,660
OHA Loan Funding Ltd.
Series 2013-1A, Class A1R4, (3-mo. CME Term SOFR + 1.19%), 4.85%, 07/23/39(a)(b)		1,500	1,499,780
Series 2015-1A, Class A1R4, (3-mo. CME Term SOFR + 1.25%), 4.93%, 10/19/38(a)(b)		1,360	1,362,040
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.14%, 07/20/37(a)(b)		2,640	2,645,558
OneMain Financial Issuance Trust
Series 2021-1A, Class B, 1.95%, 06/16/36(a)		4,700	4,472,994
Series 2021-1A, Class C, 2.22%, 06/16/36(a)		4,680	4,422,472
Series 2023-2A, Class D, 7.52%, 09/15/36(a)		1,720	1,754,415
Series 2024-1A, Class A, 5.79%, 05/14/41(a)		10,618	10,992,280
Series 2025-1A, Class D, 5.79%, 07/14/38(a)		1,842	1,852,425
Series 2026-1A, Class B, 5.20%, 07/14/39(a)		902	904,293
Series 2026-1A, Class C, 5.40%, 07/14/39(a)		2,100	2,105,644
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 4.50%, 11/25/35(b)		460	407,541
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)		3,607	3,209,734
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		2,095	1,845,213
Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37(c)		120	117,532
Orchard Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.04%, 10/20/37(a)(b)		14,850	14,873,760
Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/20/37(a)(b)		1,340	1,344,232
Owl Rock CLO III Ltd., Series 2020-3A, Class AR, (3-mo. CME Term SOFR + 1.85%), 5.53%, 04/20/36(a)(b)		1,110	1,110,897
Owl Rock CLO V LLC, Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.78%), 5.46%, 04/20/34(a)(b)		1,350	1,351,019

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.08%, 04/20/38(a)(b)	USD	2,900	$ 2,898,115
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/24/36(a)(b)		2,990	2,990,344
OZLM Funding II Ltd., Series 2012-2A, Class AR4, (3-mo. CME Term SOFR + 1.20%), 4.86%, 07/30/37(a)(b)		2,530	2,530,336
OZLM XIX Ltd.
Series 2017-19A, Class A1R3, (3-mo. CME Term SOFR + 1.00%), 4.67%, 01/15/35(a)(b)		4,050	4,071,606
Series 2017-19A, Class B1R3, (3-mo. CME Term SOFR + 1.60%), 5.27%, 01/15/35(a)(b)		1,620	1,617,037
OZLM XVIII Ltd., Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 5.49%, 04/15/31(a)(b)		1,190	1,189,951
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		1,000	896,367
Palmer Square CLO Ltd.
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 4.90%, 08/14/38(a)(b)		1,450	1,452,100
Series 2021-1A, Class A1AR, (3-mo. CME Term SOFR + 1.15%), 4.83%, 04/20/38(a)(b)		1,750	1,749,173
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/15/38(a)(b)		660	661,307
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/15/38(a)(b)		1,740	1,745,581
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.03%, 07/20/37(a)(b)		1,480	1,482,893
Series 2022-3A, Class D1R, (3-mo. CME Term SOFR + 2.95%), 6.63%, 07/20/37(a)(b)		450	450,012
Series 2023-1A, Class AR, (3-mo. CME Term SOFR + 1.25%), 4.93%, 01/20/38(a)(b)		2,000	2,001,849
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.33%, 07/20/37(a)(b)		2,300	2,305,836
Series 2025-4A, Class A, (3-mo. CME Term SOFR + 1.27%), 4.95%, 10/20/38(a)(b)		1,980	1,982,980
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.28%, 10/20/38(a)(b)		2,660	2,670,857
Palmer Square Loan Funding Ltd.
Series 2024-3A, Class A2R, (3-mo. CME Term SOFR + 1.15%), 4.80%, 08/08/32(a)(b)		4,680	4,672,214
Series 2025-3A, Class A1, (3-mo. CME Term SOFR + 0.95%), 4.66%, 01/15/34(a)(b)		4,930	4,927,710
Series 2025-3A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.11%, 01/15/34(a)(b)		440	440,368
Series 2025-3A, Class D, (3-mo. CME Term SOFR + 4.40%), 8.11%, 01/15/34(a)(b)		480	467,112
Park Blue CLO Ltd.
Series 2022-2A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.48%, 07/20/37(a)(b)		500	500,547
Series 2024-6A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.01%, 01/25/38(a)(b)		1,420	1,422,252
Security		Par (000)	Value
Asset-Backed Securities (continued)
Park Blue CLO Ltd.
Series 2025-10A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.95%, 01/20/39(a)(b)	USD	5,840	$ 5,848,598
Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.89%, 04/25/38(a)(b)		4,500	4,501,075
Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.31%), 4.98%, 10/25/38(a)(b)		1,050	1,051,211
Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/20/38(a)(b)		6,250	6,262,541
Series 2025-9A, Class C, (3-mo. CME Term SOFR + 2.00%), 5.68%, 10/20/38(a)(b)		3,250	3,261,245
Perimeter Master Note Business Trust
Series 2026-1A, Class A, 6.01%, 01/15/32(a)		21,400	21,397,374
Series 2026-1A, Class B, 6.50%, 01/15/32(a)		2,900	2,899,847
Series 2026-1A, Class C, 8.73%, 01/15/32(a)		2,300	2,299,976
Series 2026-1A, Class D, 11.51%, 01/15/32(a)		1,800	1,799,958
PFS Financing Corp., Series 2022-E, Class B, 5.54%, 10/30/26(a)(e)		9,000	9,015,300
Pikes Peak CLO 10, Series 2022-10A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.02%, 01/22/38(a)(b)		750	751,320
Pikes Peak CLO 12 Ltd., Series 2023-12A, Class AR, (3-mo. CME Term SOFR + 1.22%), 4.90%, 04/20/38(a)(b)		500	500,120
Pikes Peak CLO 15 Ltd., Series 2023-15A, Class AR, (3-mo. CME Term SOFR + 1.22%), 4.90%, 10/20/38(a)(b)		1,040	1,040,613
Pikes Peak CLO 18, Series 2025-18A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.90%, 04/20/38(a)(b)		1,750	1,750,437
Planet Fitness Master Issuer LLC, Series 2025- 1A, Class A2II, 5.65%, 12/06/55(a)		6,414	6,368,474
Point Broadband & Funding LLC
Series 2025-1A, Class B, 5.73%, 07/20/55(a)		1,300	1,296,165
Series 2025-1A, Class C, 8.16%, 07/20/55(a)		5,660	5,785,842
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1-mo. CME Term SOFR + 0.65%), 4.30%, 05/25/36(b)		2,460	2,363,744
Post CLO Ltd.
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.98%, 10/20/38(a)(b)		2,020	2,022,625
Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/20/38(a)(b)		2,250	2,253,759
Series 2023-1A, Class D1R, (3-mo. CME Term SOFR + 2.85%), 6.53%, 10/20/38(a)(b)		1,420	1,425,154
Series 2024-1A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.88%, 03/30/39(a)(b)		3,250	3,253,081
Post CLO VI Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.10%, 01/20/38(a)(b)		2,000	2,004,362
Prodigy Finance DAC
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 6.26%, 07/25/51(a)(b)		399	397,234
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 7.51%, 07/25/51(a)(b)		399	397,191
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 9.66%, 07/25/51(a)(b)		298	298,034

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Progress Residential Trust
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)	USD	817	$ 779,099
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		3,303	3,215,509
Series 2021-SFR5, Class F, 3.16%, 07/17/38(a)		1,808	1,803,417
Series 2021-SFR6, Class F, 3.42%, 07/17/38(a)		3,577	3,568,947
Series 2021-SFR8, Class F, 3.18%, 10/17/38(a)		4,500	4,465,008
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		2,400	2,310,130
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		5,000	4,814,823
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(b)		2,000	1,873,964
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(b)		2,000	1,876,167
Series 2024-SFR4, Class E1, 3.33%, 07/17/41(a)		5,640	5,244,255
Series 2024-SFR4, Class E2, 3.40%, 07/17/41(a)		5,000	4,633,308
Series 2026-SFR1, Class E, 4.10%, 02/17/43(a)		1,000	917,024
QTS Issuer ABS II LLC
Series 2025-1A, Class A2, 5.04%, 10/05/55(a)		7,517	7,357,614
Series 2026-5A, Class A2, 6.18%, 03/06/56(a)		3,047	3,079,842
Series 2026-6A, Class A21, 07/05/56(a)(d)		5,067	5,066,941
Series 2026-7A, Class A21, 07/05/56(a)(d)		15,997	15,996,506
Quest Trust, Series 2004-X2, Class M3, (1-mo. CME Term SOFR + 3.34%), 6.99%, 06/25/34(a)(b)		1,917	1,757,510
RAAC Trust, Series 2006-SP3, Class M3, (1- mo. CME Term SOFR + 1.46%), 5.11%, 08/25/36(b)		1,662	1,744,014
Rad CLO 14 Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.11%, 01/15/35(a)(b)		4,550	4,551,187
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/15/37(a)(b)		250	250,431
Rad CLO 21 Ltd., Series 2023-21A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/25/37(a)(b)		2,000	1,995,735
Rad CLO 6 Ltd., Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.07%, 10/20/37(a)(b)		4,670	4,678,164
RAMP Trust, Series 2007-RS1, Class A4, (1-mo. CME Term SOFR + 0.67%), 4.32%, 02/25/37(b)		4,504	871,840
RCKT Mortgage Trust, Series 2024-CES2, Class B2, 9.58%, 04/25/44(a)(b)		882	901,866
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/25/38(a)(b)		6,150	6,158,347
Regatta 35 Funding Ltd., Series 2025-5A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/15/38(a)(b)		8,200	8,214,243
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta XI Funding Ltd., Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.43%, 07/17/37(a)(b)	USD	4,650	$ 4,652,126
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/15/37(a)(b)		5,370	5,379,737
Regatta XIX Funding Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.92%, 10/20/38(a)(b)		250	250,336
Regatta XVI Funding Ltd.
Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.19%), 4.86%, 04/15/39(a)(b)		9,500	9,503,221
Series 2019-2A, Class BR2, (3-mo. CME Term SOFR + 1.45%), 5.12%, 04/15/39(a)(b)		2,590	2,582,536
Regatta XVII Funding Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/15/37(a)(b)		1,260	1,262,203
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 4.83%, 04/15/38(a)(b)		1,000	999,313
Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.93%, 07/25/39(a)(b)		3,250	3,253,673
Regional Management Issuance Trust
Series 2021-2, Class B, 2.35%, 08/15/33(a)		1,098	1,032,959
Series 2021-2, Class C, 3.23%, 08/15/33(a)		820	770,060
Series 2021-3, Class A, 3.88%, 10/17/33(a)(e)		10,210	10,107,900
Series 2022-1, Class B, 3.71%, 03/15/32(a)		1,559	1,557,594
Series 2022-1, Class C, 4.46%, 03/15/32(a)		1,111	1,106,359
Series 2022-1, Class D, 6.72%, 03/15/32(a)		2,072	2,069,411
Series 2024-1, Class D, 7.46%, 07/15/36(a)		1,637	1,659,941
Series 2024-2, Class A, 5.11%, 12/15/33(a)		1,418	1,419,973
Series 2024-2, Class D, 6.33%, 12/15/33(a)		1,665	1,670,233
Series 2025-2, Class A, 4.59%, 11/16/37(a)		9,558	9,483,481
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.64%, 11/25/35(c)		173	172,892
Republic Finance Issuance Trust
Series 2024-A, Class B, 6.47%, 08/20/32(a)		4,430	4,440,945
Series 2024-A, Class C, 7.28%, 08/20/32(a)		1,794	1,799,830
Series 2024-A, Class D, 9.49%, 08/20/32(a)		4,072	4,094,849
Series 2025-A, Class A, 4.59%, 11/20/34(a)		8,391	8,313,294
Series 2026-A, Class A, 4.82%, 06/20/39(a)		568	564,567
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 08/15/50(a)		6,258	6,059,671
RIN VIII LLC, Series 2024-1AR, Class A1R, (3-mo. CME Term SOFR + 1.30%), 07/20/37(a)(b)(d)		6,000	6,000,000
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.04%, 04/20/34(a)(b)		500	500,047
Series 2017-3A, Class C, (3-mo. CME Term SOFR + 2.06%), 5.74%, 10/20/30(a)(b)		400	400,754
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.00%, 05/20/31(a)(b)		33	33,284
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 5.10%, 10/20/31(a)(b)		24	24,388
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 5.74%, 10/20/31(a)(b)		620	620,286

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2018-2A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.04%, 10/20/31(a)(b)	USD	500	$ 500,292
Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.10%), 4.78%, 04/20/34(a)(b)		1,260	1,260,182
Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.13%), 4.77%, 08/20/32(a)(b)		351	351,360
Series 2019-2A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.29%, 08/20/32(a)(b)		1,750	1,755,138
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.43%), 5.11%, 07/20/34(a)(b)		3,500	3,500,875
Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 5.59%, 07/20/34(a)(b)		1,156	1,156,591
Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.88%, 07/20/35(a)(b)		1,250	1,250,187
Series 2022-1A, Class CR, (3-mo. CME Term SOFR + 1.95%), 5.63%, 07/20/35(a)(b)		2,000	2,002,481
Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.61%), 5.29%, 04/20/37(a)(b)		5,000	5,000,000
Series 2025-3A, Class A1, (3-mo. CME Term SOFR + 1.30%), 4.97%, 03/31/38(a)(b)		3,270	3,275,712
Romark CLO II Ltd., Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 4.81%, 07/25/31(a)(b)		24	23,533
Romark CLO III Ltd., Series 2019-3A, Class A2AR, (3-mo. CME Term SOFR + 2.01%), 5.69%, 10/15/34(a)(b)		1,500	1,501,985
RR 19 Ltd., Series 2021-19A, Class A2R, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/15/40(a)(b)		250	249,752
RR 29 Ltd., Series 2024-29RA, Class A1R, (3- mo. CME Term SOFR + 1.39%), 5.06%, 07/15/39(a)(b)		250	250,451
RR 32 Ltd., Series 2024-32RA, Class A1R, (3- mo. CME Term SOFR + 1.36%), 5.03%, 10/15/39(a)(b)		11,850	11,870,759
RR 36 Ltd., Series 2024-36RA, Class A1R, (3- mo. CME Term SOFR + 1.29%), 4.96%, 01/15/40(a)(b)		500	500,770
RR 41 Ltd., Series 2025-41A, Class A1A, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/15/40(a)(b)		5,930	5,938,917
RR 43 Ltd., Series 2026-43A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.35%, 10/15/39(a)(b)		2,000	1,998,855
RR 5 Ltd.
Series 2018-5A, Class A1A2, (3-mo. CME Term SOFR + 1.20%), 4.82%, 07/15/39(a)(b)		750	750,022
Series 2018-5A, Class A2R2, (3-mo. CME Term SOFR + 1.55%), 5.17%, 07/15/39(a)(b)		1,000	998,735
RR 7 Ltd., Series 2019-7A, Class A2B, (3-mo. CME Term SOFR + 1.85%), 5.52%, 01/15/37(a)(b)		480	480,673
Sagard-Halseypoint CLO 10 Ltd., Series 2025- 10A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/20/38(a)(b)		13,480	13,507,052
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sagard-Halseypoint CLO 8 Ltd., Series 2024- 8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.05%, 01/30/38(a)(b)	USD	3,670	$ 3,676,431
Sagard-Halseypoint CLO 9 Ltd., Series 2025- 9A, Class A, (3-mo. CME Term SOFR + 1.29%), 4.97%, 04/20/38(a)(b)		3,250	3,252,764
SAIF Securitization Trust, Series 2026-CES1, Class A1A, 5.40%, 02/25/56(a)(c)		2,648	2,634,297
Sandstone Peak II Ltd.
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.09%, 07/20/38(a)(b)		4,050	4,056,314
Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.43%, 07/20/38(a)(b)		1,620	1,624,532
Sandstone Peak III Ltd., Series 2024-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.95%, 04/25/37(a)(b)		6,750	6,760,125
Sandstone Peak IV Ltd.
Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.95%, 01/20/39(a)(b)		4,630	4,637,289
Series 2025-1A, Class C1, (3-mo. CME Term SOFR + 2.05%), 5.71%, 01/20/39(a)(b)		1,430	1,435,708
Series 2025-1A, Class D1, (3-mo. CME Term SOFR + 3.10%), 6.76%, 01/20/39(a)(b)		1,430	1,440,785
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class A1R4, (3-mo. CME Term SOFR + 1.30%), 4.98%, 04/20/33(a)(b)		872	872,476
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 2.74%, 08/25/35(c)		397	308,734
Scooter’s Coffee Issuer LLC, Series 2026-1A, Class A2, 6.38%, 05/20/56(a)		4,217	4,230,830
Sculptor CLO XXXVI Ltd., Series 36A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/30/39(a)(b)		3,620	3,623,482
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 3.98%, 02/25/37(b)		360	142,707
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 4.30%, 02/25/37(b)		1,920	760,496
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 4.20%, 01/25/37(b)		446	341,149
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)		495	489,862
Series 2024-1A, Class A, 6.39%, 11/20/35(a)		1,671	1,698,138
SESAC Finance LLC
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		659	659,593
Series 2025-1, Class A2, 5.50%, 07/25/55(a)		5,960	5,791,461
SG Mortgage Securities Trust, Series 2006- FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.08%, 07/25/36(b)		181	36,424
Signal Peak CLO 11 Ltd., Series 2024-11A, Class A1, (3-mo. CME Term SOFR + 1.45%), 5.13%, 07/18/37(a)(b)		1,720	1,723,735
Signal Peak CLO 12 Ltd., Series 2022-12A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.08%, 07/18/37(a)(b)		980	981,673
Signal Peak CLO 4 Ltd., Series 2017-4A, Class AR2, (3-mo. CME Term SOFR + 1.12%), 4.79%, 10/26/34(a)(b)		2,700	2,700,371

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R2, (3-mo. CME Term SOFR + 1.23%), 4.86%, 04/25/37(a)(b)	USD	2,500	$ 2,501,250
Series 2018-5A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.18%, 04/25/37(a)(b)		500	499,721
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.10%, 10/20/37(a)(b)		600	601,190
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.48%, 10/20/37(a)(b)		480	481,726
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.07%, 10/20/37(a)(b)		1,230	1,231,928
Signal Peak CLO 9 Ltd., Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/21/38(a)(b)		1,050	1,051,750
Silver Point CLO 1 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.00%, 01/20/38(a)(b)		2,070	2,072,954
Silver Point CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/15/38(a)(b)		6,760	6,767,517
Silver Point CLO 3 Ltd., Series 2023-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.94%, 01/18/39(a)(b)		2,340	2,342,797
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.08%, 10/20/37(a)(b)		970	971,736
Silver Point CLO 8 Ltd., Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.21%), 4.88%, 04/15/38(a)(b)		6,130	6,130,969
Silver Point SCF CLO V Ltd., Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.50%), 5.18%, 04/20/38(a)(b)		3,420	3,406,320
Sixth Street CLO IX Ltd., Series 2017-9A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/21/37(a)(b)		1,546	1,548,601
Sixth Street CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.06%, 01/15/34(a)(b)		4,376	4,376,408
Series 2016-6A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 5.44%, 01/15/34(a)(b)		320	319,984
Series 2016-6AR, Class A1R3, (3-mo. CME Term SOFR + 1.22%), 07/01/39(a)(b)(d)		4,000	4,000,000
Sixth Street CLO XI Ltd., Series 2018-11A, Class AR2, (3-mo. CME Term SOFR + 1.22%), 4.87%, 04/25/37(a)(b)		3,000	3,000,296
Sixth Street CLO XIV Ltd.
Series 2019-14A, Class A1R2, (3-mo. CME Term SOFR + 1.15%), 4.82%, 01/20/38(a)(b)		1,950	1,948,724
Series 2019-14A, Class ER2, (3-mo. CME Term SOFR + 4.65%), 8.32%, 01/20/38(a)(b)		1,250	1,194,317
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1R2, (3-mo. CME Term SOFR + 1.17%), 4.84%, 01/21/39(a)(b)		3,630	3,628,958
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sixth Street CLO XVII Ltd., Series 2021-17A, Class A1R, (3-mo. CME Term SOFR + 1.15%), 4.83%, 04/17/38(a)(b)	USD	2,000	$ 1,998,703
Sixth Street CLO XXII Ltd., Series 2023-22A, Class AR, (3-mo. CME Term SOFR + 1.13%), 4.80%, 04/21/38(a)(b)		2,594	2,591,948
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3-mo. CME Term SOFR + 0.57%), 4.24%, 12/15/38(b)		507	498,332
Series 2005-B, Class A4, (3-mo. CME Term SOFR + 0.59%), 4.26%, 06/15/39(b)		425	419,270
Series 2006-BW, Class A5, (3-mo. CME Term SOFR + 0.46%), 4.13%, 12/15/39(b)		888	870,565
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 8.49%, 10/15/41(a)(b)		1,828	1,896,286
SMB Private Education Loan Trust
Series 2018-A, Class A2B, (1-mo. CME Term SOFR + 0.91%), 4.54%, 02/15/36(a)(b)		244	244,439
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)		712	698,769
Series 2021-A, Class C, 2.99%, 01/15/53(a)		2,100	1,818,677
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		398	352,132
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		271	239,889
Series 2021-B, Class A, 1.31%, 07/17/51(a)		1,104	1,043,712
Series 2021-C, Class A2, (1-mo. CME Term SOFR + 0.91%), 4.54%, 01/15/53(a)(b)		808	802,375
Series 2021-C, Class APT1, 1.39%, 01/15/53(a)		729	665,525
Series 2021-C, Class B, 2.30%, 01/15/53(a)		239	233,054
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 5.04%, 03/15/56(a)(b)		4,079	4,104,841
Series 2024-A, Class B, 5.88%, 03/15/56(a)		2,415	2,436,760
Series 2024-C, Class A1B, (SOFR (30-day) + 1.10%), 4.69%, 06/17/52(a)(b)		1,876	1,872,543
SoFi Consumer Loan Program Trust
Series 2025-1, Class B, 5.12%, 02/27/34(a)		1,373	1,379,683
Series 2026-2, Class B, 4.80%, 03/25/36(a)		3,983	3,962,438
Series 2026-B, Class A, 4.40%, 02/25/36(a)		13,795	13,766,183
Series 2026-B, Class B, 4.90%, 02/25/36(a)		1,635	1,627,606
Series 2026-B, Class C, 5.20%, 02/25/36(a)		1,561	1,558,554
Series 2026-B, Class D, 5.56%, 02/25/36(a)		1,532	1,520,772
SoFi Personal Loan Trust
Series 2023-1, Class R1, 0.00%, 11/12/30(a)		43	490,818
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		1,125	1,127,748
Series 2024-1, Class R1, 0.00%, 02/12/31(a)		135	2,979,432
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		774	774,022
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)		118	115,915
SoFi Professional Loan Program Trust
Series 2018-D, Class BFX, 4.14%, 02/25/48(a)		100	96,873
Series 2020-A, Class BFX, 3.12%, 05/15/46(a)		226	203,249
Sound Point CLO IX Ltd., Series 2015-2A, Class BRRR, (3-mo. CME Term SOFR + 2.06%), 5.74%, 07/20/32(a)(b)		2,500	2,501,366
Sound Point CLO XXXI Ltd., Series 2021-3A, Class AR, (3-mo. CME Term SOFR + 1.07%), 4.69%, 10/25/34(a)(b)		4,000	3,999,350

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 4.56%, 01/25/35(b)	USD	82	$ 72,922
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 4.78%, 11/25/35(b)		313	264,863
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.64%), 4.29%, 01/25/37(b)		448	465,973
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 09/25/37(a)		515	483,836
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(b)(e)		1,000	—
Stream Innovations Issuer Trust, Series 2025- 1A, Class A, 5.05%, 09/15/45(a)		2,459	2,448,744
Structured Asset Investment Loan Trust, Series 2004-10, Class A11, (1-mo. CME Term SOFR + 1.61%), 5.26%, 11/25/34(b)		40	47,540
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-GEL1, Class A3, (1-mo. CME Term SOFR + 0.71%), 4.36%, 01/25/37(a)(b)		1,299	1,070,926
Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 4.81%, 05/25/37(a)(b)		1,648	1,380,135
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		3,552	3,571,846
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(a)		5,682	5,643,789
Sycamore Tree CLO Ltd.
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.39%), 5.07%, 01/20/38(a)(b)		2,500	2,504,697
Series 2025-6A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.28%, 04/20/38(a)(b)		1,000	1,003,883
Series 2025-7A, Class D1, (3-mo. CME Term SOFR + 3.00%), 6.68%, 08/28/38(a)(b)		500	500,775
Symphony CLO 38 Ltd., Series 2023-38A, Class BR, (3-mo. CME Term SOFR + 1.95%), 5.62%, 07/24/38(a)(b)		2,510	2,518,081
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/05/38(a)(b)		730	730,908
Symphony CLO 43 Ltd., Series 2024-43A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.86%, 04/15/37(a)(b)		2,500	2,500,812
Symphony CLO 49 Ltd., Series 2025-49A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.38%, 07/20/38(a)(b)		800	802,200
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 4.90%, 04/16/31(a)(b)		22	21,775
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 4.87%, 10/15/31(a)(b)		55	55,465
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.23%, 01/16/32(a)(b)		640	639,203
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, (3-mo. CME Term SOFR + 0.90%), 4.57%, 07/15/32(a)(b)		711	711,551
Symphony CLO XXIX Ltd., Series 2021-29A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/15/35(a)(b)		3,300	3,306,499
Security		Par (000)	Value
Asset-Backed Securities (continued)
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/55(a)	USD	7,703	$ 7,609,560
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.28%), 4.95%, 10/13/32(a)(b)		159	159,411
Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.81%), 5.49%, 07/15/30(a)(b)		570	569,958
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3-mo. CME Term SOFR + 1.30%), 4.95%, 08/16/34(a)(b)		1,250	1,249,821
TCW CLO Ltd., Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.27%), 4.95%, 01/20/38(a)(b)		1,850	1,852,409
Terwin Mortgage Trust, Series 2005-10HE, Class M5, (1-mo. CME Term SOFR + 1.13%), 4.78%, 06/25/36(b)		257	243,368
Towd Point Mortgage Trust
Series 2019-HY2, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.76%, 05/25/58(a)(b)		438	445,355
Series 2026-FIX2, Class A1A, 5.31%, 04/25/66(a)(c)		5,704	5,674,028
Trestles CLO III Ltd., Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.07%, 10/20/37(a)(b)		1,190	1,192,134
Trestles CLO IV Ltd., Series 2021-4A, Class AR1, (3-mo. CME Term SOFR + 1.28%), 4.94%, 10/30/38(a)(b)		2,060	2,063,090
Trestles CLO IX Ltd., Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.26%), 4.93%, 01/15/39(a)(b)		3,220	3,225,284
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3-mo. CME Term SOFR + 1.46%), 5.13%, 07/25/37(a)(b)		1,910	1,914,608
Trestles CLO V Ltd., Series 2021-5A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.93%, 10/20/34(a)(b)		520	520,289
Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 4.85%, 04/25/38(a)(b)		2,150	2,148,874
Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/25/37(a)(b)		1,500	1,502,692
Trestles CLO VIII Ltd., Series 2025-8A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.93%, 07/20/39(a)(b)		7,000	7,006,656
Trimaran CAVU Ltd.
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.42%), 5.09%, 07/23/37(a)(b)		1,880	1,883,652
Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 1.02%), 4.69%, 10/25/34(a)(b)		1,250	1,249,323
Series 2021-2A, Class D1R, (3-mo. CME Term SOFR + 2.50%), 6.17%, 10/25/34(a)(b)		300	295,661
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.95%, 03/20/38(a)(b)		2,100	2,102,555
Series 2023-2A, Class CR, (3-mo. CME Term SOFR + 1.80%), 5.48%, 01/20/39(a)(b)		500	500,935
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.05%, 01/25/38(a)(b)		830	831,480

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trinitas CLO XI Ltd.
Series 2019-11A, Class A1R3, (3-mo. CME Term SOFR + 1.05%), 4.68%, 07/15/34(a)(b)	USD	3,250	$ 3,249,356
Series 2019-11A, Class CR2, (3-mo. CME Term SOFR + 2.00%), 5.63%, 07/15/34(a)(b)		1,750	1,753,807
Trinitas CLO XII Ltd., Series 2020-12A, Class A1R2, (3-mo. CME Term SOFR + 1.05%), 4.72%, 04/25/33(a)(b)		4,500	4,499,535
Trinitas CLO XXIV Ltd., Series 2024-24A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.88%, 04/25/39(a)(b)		2,250	2,252,327
Trinitas CLO XXIX Ltd., Series 2024-29A, Class A1, (3-mo. CME Term SOFR + 1.49%), 5.16%, 07/23/37(a)(b)		440	440,972
Trinitas CLO XXX Ltd., Series 2024-30A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/23/37(a)(b)		460	460,815
Trinitas CLO XXXII Ltd., Series 2025-32A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 07/23/38(a)(b)		1,500	1,502,712
Trinitas CLO XXXV Ltd.
Series 2026-35A, Class C, (3-mo. CME Term SOFR + 1.80%), 5.47%, 01/22/39(a)(b)		750	751,361
Series 2026-35A, Class D1, (3-mo. CME Term SOFR + 2.50%), 6.17%, 01/22/39(a)(b)		430	429,048
Truist Bank Auto Credit-Linked Notes
Series 2025-1, Class B, 4.73%, 09/26/33(a)		3,461	3,448,813
Series 2026-1, Class B, 5.07%, 06/26/34(a)		2,450	2,446,336
U.S. Bank N.A., Series 2026-RVM1, Class B1, 4.96%, 12/25/46(a)		1,789	1,766,908
UPG HI Issuer Trust
Series 2025-2, Class A, 5.00%, 09/25/47(a)		4,179	4,157,429
Series 2026-1, Class A, 5.03%, 02/25/48(a)		2,132	2,123,627
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/32(a)		1,953	1,950,705
Series 2025-ST5, Class B, 5.25%, 09/15/32(a)		5,754	5,729,822
Series 2025-ST6, Class A, 4.61%, 10/15/32(a)		4,250	4,244,446
Series 2025-ST7, Class A, 4.55%, 11/15/32(a)		1,335	1,333,854
Series 2025-ST7, Class B, 4.98%, 11/15/32(a)		2,229	2,223,658
Series 2025-ST8, Class C, 5.25%, 12/15/33(a)		9,433	9,348,453
Series 2026-ST2, Class A, 4.41%, 06/15/34(a)		1,353	1,351,706
Series 2026-ST2, Class B, 5.43%, 06/15/34(a)		10,750	10,748,246
Upland CLO Ltd., Series 2016-1A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 5.59%, 04/20/31(a)(b)		687	687,203
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(a)		6,350	6,298,515
VB-S1 Issuer LLC
Series 2026-1A, Class D, 5.19%, 03/15/56(a)		2,967	2,913,317
Series 2026-1A, Class F, 6.84%, 03/15/56(a)		1,374	1,381,390
Security		Par (000)	Value
Asset-Backed Securities (continued)
Venture 34 CLO Ltd., Series 2018-34A, Class AR, (3-mo. CME Term SOFR + 1.28%), 4.95%, 10/15/31(a)(b)	USD	1,301	$ 1,301,137
Venture XXVII CLO Ltd., Series 2017-27A, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.54%, 07/20/30(a)(b)		1,140	1,140,690
Verdelite Static CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 4.81%, 07/20/32(a)(b)		795	794,839
Vibrant CLO XII Ltd., Series 2021-12A, Class BRR, (3-mo. CME Term SOFR + 1.95%), 5.63%, 04/20/34(a)(b)		1,250	1,253,195
Vista Point Securitization Trust
Series 2025-CES3, Class A1, 5.30%, 11/25/55(a)(c)		2,023	2,011,079
Series 2026-CES1, Class A1, 5.04%, 02/25/56(a)(c)		8,657	8,563,100
Series 2026-CES1, Class A2, 5.23%, 02/25/56(a)(c)		1,365	1,340,688
Series 2026-CES2, Class A1, 5.42%, 05/25/56(a)(c)		9,798	9,797,638
VOLT CVI LLC, Series 2021-NP12, Class A1, 6.73%, 12/26/51(a)(c)		5,139	5,142,380
Voya CLO Ltd.
Series 2013-2A, Class A2BR, (3-mo. CME Term SOFR + 1.66%), 5.33%, 04/25/31(a)(b)		600	600,479
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 5.09%, 10/18/31(a)(b)		35	34,589
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.26%), 4.94%, 07/15/31(a)(b)		26	25,662
Series 2020-2A, Class A1RR, (3-mo. CME Term SOFR + 1.31%), 4.99%, 01/20/38(a)(b)		3,000	3,003,792
Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.17%), 4.85%, 04/20/38(a)(b)		615	614,633
Series 2021-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.23%, 04/20/38(a)(b)		810	809,397
Series 2022-4A, Class A1R, (3-mo. CME Term SOFR + 1.51%), 5.19%, 04/20/37(a)(b)		500	500,724
Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.31%), 4.99%, 01/20/38(a)(b)		1,260	1,261,592
Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/15/38(a)(b)		500	500,871
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/15/38(a)(b)		1,235	1,239,836
Warwick Capital CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.04%, 01/20/38(a)(b)		450	450,787
Warwick Capital CLO 7 Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.30%), 4.97%, 10/21/38(a)(b)		960	961,249
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE3, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.07%, 08/25/36(b)		5,007	4,689,691
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 4.12%, 09/25/36(b)		192	47,266

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.07%, 10/25/36(b)	USD	2,175	$ 1,661,655
Series 2007-HE1, Class 2A1, (1-mo. CME Term SOFR + 0.23%), 3.88%, 11/25/36(b)		193	59,864
Series 2007-HE1, Class 2A2, (1-mo. CME Term SOFR + 0.45%), 4.10%, 11/25/36(b)		1,717	533,421
Series 2007-HE2, Class 2A2, (1-mo. CME Term SOFR + 0.55%), 4.20%, 02/25/37(b)		688	203,692
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 4.00%, 05/25/37(b)		91	81,848
Wellfleet CLO Ltd.
Series 2020-1A, Class BRR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 04/15/33(a)(b)		500	500,284
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 4.86%, 04/20/34(a)(b)		2,632	2,633,370
Series 2021-3A, Class AR, (3-mo. CME Term SOFR + 1.20%), 4.87%, 01/15/35(a)(b)		2,000	2,000,682
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.97%, 10/25/38(a)(b)		3,500	3,504,550
Wellington Management CLO 4 Ltd., Series 2025-4A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.83%, 04/18/38(a)(b)		687	686,719
Wellington Management CLO 5 Ltd.
Series 2025-5A, Class A, (3-mo. CME Term SOFR + 1.29%), 4.97%, 10/18/38(a)(b)		1,360	1,361,768
Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.33%, 10/18/38(a)(b)		1,750	1,755,924
Whitebox CLO I Ltd., Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.18%), 4.85%, 01/24/37(a)(b)		5,040	5,037,658
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.94%, 10/15/35(a)(b)		1,604	1,605,443
Whitebox CLO IV Ltd., Series 2023-4AR, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 07/20/39(a)(b)(d)		1,250	1,250,000
Whitebox CLO V Ltd., Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.38%, 07/20/38(a)(b)		1,000	1,003,116
Wildwood Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.04%, 10/20/37(a)(b)		3,110	3,115,489
Series 2024-1A, Class E, (3-mo. CME Term SOFR + 5.75%), 9.43%, 10/20/37(a)(b)		250	242,061
Wind River CLO Ltd., Series 2024-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 4.98%, 04/20/37(a)(b)		2,500	2,503,844
Wireless PropCo Funding LLC, Series 2025-1A, Class C, 8.51%, 06/25/55(a)		4,744	4,735,844
Wise CLO Ltd., Series 2026-1A, Class A, (3-mo. CME Term SOFR + 1.22%), 5.00%, 07/20/39(a)(b)		10,000	9,984,000
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 4.16%, 06/25/37(a)(b)		387	113,738
Total Asset-Backed Securities — 45.5% (Cost: $2,469,971,741)			2,433,532,534
Security		Par (000)	Value
Corporate Bonds
Banks — 0.0%
Washington Mutual Escrow Bonds
0.00%(e)(f)(g)(h)	USD	500	$ —
0.00%(e)(f)(g)(h)		250	—
			—
Insurance — 0.0%
Ambac Assurance Corp., 5.10%(a)(h)		58	76,798
Total Corporate Bonds — 0.0% (Cost: $69,446)			76,798
Floating Rate Loan Interests(b)
Financial Services — 0.3%
CTP-02 Propco LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.87%, 12/06/27(e)		3,394	3,393,108
Macerich Crabtree LP, Initial Advance, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.11%, 08/06/29(e)		3,329	3,319,947
Promontoria Beech DAC, 1st Lien Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.74%, 05/17/27(e)	EUR	1,213	1,385,859
Sirocco Lux SA, Facility A, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.19%, 10/20/29(e)		5,289	6,043,130
			14,142,044
Software — 0.0%
CoreWeave Financing DDTL V LLC, Delayed Draw Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.12%, 11/15/31	USD	295	300,618
Transportation Infrastructure — 0.1%
One Frio Holdco BV
Term Loan, (1-day SONIA at 0.00% Floor + 3.15%), 6.92%, 08/15/30(e)	GBP	1,298	1,720,470
Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.15%), 5.44%, 08/15/30(e)	EUR	4,274	4,879,366
			6,599,836
Total Floating Rate Loan Interests — 0.4% (Cost: $20,838,373)			21,042,498
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 24.8%
A&D Mortgage Trust
Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(c)	USD	3,661	3,675,336
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(a)		3,702	3,709,132
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(a)(b)		4,238	4,237,940
Series 2025-NQM2, Class A1, 5.79%, 06/25/70(a)(b)		4,888	4,904,256
Series 2026-NQM1, Class A1, 4.91%, 02/25/71(a)(b)		5,382	5,321,192
Series 2026-NQM2, Class A1, 4.81%, 03/25/71(a)(b)		9,716	9,590,798
Series 2026-NQM3, Class A1, 5.08%, 04/25/71(a)(b)		9,753	9,666,504
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)		5,640	5,640,138

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Adjustable Rate Mortgage Trust, Series 2006-2, Class 4A1, 3.90%, 05/25/36(b)	USD	3,881	$ 2,880,263
Agate Bay Mortgage Trust
Series 2015-1, Class B5, 3.61%, 01/25/45(a)(b)		723	477,104
Series 2015-3, Class B5, 3.44%, 04/25/45(a)(b)		832	542,323
Series 2015-4, Class B5, 3.46%, 06/25/45(a)(b)		580	363,875
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)		6	1,943
Series 2020-C, Class C, 0.00%, 09/27/60(a)		6	116
Series 2021-C, Class A, 6.12%, 01/25/61(a)(c)		1,310	1,310,958
Series 2021-C, Class B, 6.72%, 01/25/61(a)(c)		905	902,800
Series 2021-C, Class C, 0.00%, 01/25/61(a)		1,991	2,152,380
Series 2021-D, Class A, 6.00%, 03/25/60(a)(c)		3,473	3,475,168
Series 2021-D, Class B, 7.00%, 03/25/60(a)(b)		1,767	1,767,249
Series 2021-D, Class C, 0.00%, 03/25/60(a)(b)		2,223	2,867,358
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(b)		8,802	7,697,601
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(b)		1,770	1,377,669
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(b)		1,068	774,580
Series 2021-E, Class B3, 3.98%, 12/25/60(a)(b)		627	333,809
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(b)		698	510,467
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(b)		1	451
Series 2021-F, Class A, 5.88%, 06/25/61(a)(c)		13,060	13,068,538
Series 2021-F, Class B, 6.75%, 06/25/61(a)(c)		4,842	4,813,488
Series 2021-F, Class C, 0.00%, 06/25/61(a)		6,772	6,831,986
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(b)		478	446,035
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(b)		255	236,658
Series 2022-A, Class B, 3.00%, 10/25/61(a)		1,912	1,588,582
Series 2022-A, Class C, 3.00%, 10/25/61(a)		900	1,225,535
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		279	257,516
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		1,251	1,123,073
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		80	69,788
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(b)		376	349,868
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(b)		322	297,923
Series 2022-B, Class B, 3.00%, 03/27/62(a)		1,789	1,484,271
Series 2022-B, Class C, 3.00%, 03/27/62(a)		1,905	1,586,353
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		242	222,343
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		1,199	1,071,293
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(c)		7,782	7,370,289
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(b)		515	473,813
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(b)		292	261,896
Series 2023-A, Class B, 2.50%, 07/25/62(a)(b)		1,717	1,311,862
Series 2023-A, Class C, 2.50%, 07/25/62(a)(b)		1,504	799,278
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(b)	USD	884	$ 781,706
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(c)		9,259	8,846,777
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(b)		789	715,334
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(b)		421	372,412
Series 2023-C, Class C, 2.50%, 05/25/63(a)(b)		3,872	2,114,269
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(b)		368	323,769
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(b)		2,712	2,273,760
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 3.97%, 10/25/46(b)		76	37,722
Series 2006-6, Class A1A, (1-mo. CME Term SOFR + 0.30%), 3.95%, 12/25/46(b)		3,665	3,210,550
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 4.44%, 02/25/47(b)		30	10,026
American Home Mortgage Investment Trust, Series 2006-2, Class 2A2, (1-mo. CME Term SOFR + 1.74%), 5.36%, 05/25/36(b)		15,106	1,142,513
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/49(a)(b)		405	377,291
Series 2021-2, Class A1, 0.99%, 04/25/66(a)(b)		2,984	2,574,615
Series 2021-4, Class B1, 3.20%, 01/20/65(a)(b)		200	144,782
Series 2022-2, Class A1, 4.08%, 01/25/67(a)(b)		200	188,572
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(c)		5,861	5,819,884
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(c)		806	803,743
Series 2024-10, Class A1, 5.35%, 10/25/69(a)(c)		1,615	1,613,078
Series 2024-11, Class A1, 5.70%, 08/25/69(a)(c)		2,019	2,024,022
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(c)		4,035	4,042,575
Series 2025-5, Class A1, 5.57%, 04/25/70(a)(c)		9,436	9,449,099
Series 2025-8, Class A1, 5.41%, 07/25/70(a)(c)		2,930	2,927,717
Series 2026-2, Class A1LC, 4.80%, 02/25/71(a)(c)		2,593	2,542,879
Series 2026-3, Class A1, 5.51%, 06/25/71(a)(b)		4,150	4,149,929
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 2.96%, 07/31/57(a)(b)		2,196	791,096
Aspire Mortgage Trust, Series 2026-3, Class A1, 5.46%, 05/25/66(a)(c)		4,750	4,742,578
Banc of America Alternative Loan Trust
Series 2006-4, Class 3CB1, (1-mo. CME Term SOFR + 0.91%), 4.56%, 05/25/46(b)		345	301,895
Series 2006-7, Class A4, 6.50%, 10/25/36(c)		2,176	532,785

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37	USD	73	$ 62,688
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(b)		6,811	2,347,815
Series 2015-R3, Class 1A2, 4.45%, 03/27/36(a)(b)		1,858	1,567,788
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37		652	487,850
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 6.00%, 11/25/51(a)(c)		3,638	3,640,888
Series 2021-NPL1, Class B, 7.63%, 11/25/51(a)(c)		1,148	1,149,503
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)		2,182	3,142,543
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(c)		2,443	2,417,834
Series 2022-RPL1, Class A, 7.25%, 02/25/28(a)(c)		4,750	4,753,118
Series 2022-RPL1, Class B, 7.25%, 02/25/28(a)(c)		1,277	1,277,091
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)		2,077	742,686
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)		8	7,653
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(c)		8,222	8,247,318
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(c)		1,310	1,314,359
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(c)		791	793,754
Series 2023-NQM3, Class B1, 7.92%, 10/25/63(a)(b)		681	684,123
Series 2023-NQM3, Class B2, 7.92%, 10/25/63(a)(b)		573	575,255
Series 2023-NQM3, Class B3, 7.92%, 10/25/63(a)(b)		1,567	1,562,056
Series 2023-NQM3, Class M1, 7.92%, 10/25/63(a)(b)		1,135	1,140,426
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(b)		0 (i)	194
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)		1,032	1,033,373
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(c)		704	704,465
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(c)		538	538,100
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(b)		512	516,585
Series 2024-NQM1, Class B2, 8.64%, 01/25/64(a)(b)		469	473,773
Series 2024-NQM1, Class B3, 8.64%, 01/25/64(a)(b)		1,007	1,008,367
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(b)		879	881,740
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(b)		2	1,639
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(c)		10,799	10,832,934
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(c)		852	854,430
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(c)	USD	1,486	$ 1,490,968
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(b)		1,109	1,118,480
Series 2024-NQM3, Class B2, 7.97%, 06/25/64(a)(b)		1,016	1,019,021
Series 2024-NQM3, Class B3, 7.97%, 06/25/64(a)(b)		2,779	2,755,479
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(b)		1,617	1,620,117
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(b)		2	1,643
Series 2024-NQM4, Class A1, 4.79%, 12/26/64(a)(c)		20,269	20,129,488
Series 2024-NQM4, Class A2, 5.10%, 12/26/64(a)(c)		1,907	1,895,383
Series 2024-NQM4, Class A3, 5.25%, 12/26/64(a)(c)		2,136	2,124,320
Series 2024-NQM4, Class B1, 6.96%, 12/26/64(a)(b)		1,145	1,151,085
Series 2024-NQM4, Class B2, 7.54%, 12/26/64(a)(b)		873	872,526
Series 2024-NQM4, Class B3, 7.54%, 12/26/64(a)(b)		1,999	1,956,502
Series 2024-NQM4, Class M1, 6.31%, 12/26/64(a)(b)		1,883	1,883,629
Series 2024-NQM4, Class SA, 0.00%, 12/26/64(a)(b)		4	2,852
Series 2025-NQM1, Class A1, 5.66%, 01/25/65(a)(c)		19,217	19,267,642
Series 2025-NQM1, Class A2, 5.87%, 01/25/65(a)(c)		1,753	1,759,990
Series 2025-NQM1, Class A3, 5.97%, 01/25/65(a)(c)		1,670	1,676,153
Series 2025-NQM1, Class B1, 6.94%, 01/25/65(a)(b)		1,321	1,326,925
Series 2025-NQM1, Class B2, 7.75%, 01/25/65(a)(b)		1,148	1,150,009
Series 2025-NQM1, Class B3, 7.75%, 01/25/65(a)(b)		2,546	2,495,286
Series 2025-NQM1, Class M1, 6.49%, 01/25/65(a)(b)		2,125	2,131,539
Series 2025-NQM1, Class SA, 0.00%, 01/25/65(a)(b)		4	3,645
Series 2025-NQM2, Class A1, 5.76%, 05/25/65(a)(c)		19,271	19,381,680
Series 2025-NQM2, Class A2, 5.94%, 05/25/65(a)(c)		1,526	1,533,886
Series 2025-NQM2, Class A3, 6.04%, 05/25/65(a)(c)		2,998	3,013,693
Series 2025-NQM2, Class B1, 7.51%, 05/25/65(a)(b)		1,176	1,191,946
Series 2025-NQM2, Class B2, 7.51%, 05/25/65(a)(b)		467	460,787
Series 2025-NQM2, Class B3, 7.51%, 05/25/65(a)(b)		87	77,349
Series 2025-NQM2, Class M1, 6.71%, 05/25/65(a)(b)		2,386	2,392,125
Series 2025-NQM2, Class SA, 0.00%, 05/25/65(a)(b)		0 (i)	140

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2025-NQM3, Class A1, 5.64%, 05/25/65(a)(b)	USD	2,612	$ 2,612,726
Series 2025-NQM3, Class B1, 7.57%, 05/25/65(a)(b)		627	631,904
Series 2025-NQM4, Class PT2, 0.00%, 07/25/65(a)(b)		39,714	40,703,897
Series 2025-NQM5, Class PT2, 0.00%, 10/25/55(a)(b)		40,675	40,986,744
Series 2025-NQM7, Class PT2, 0.00%, 12/25/64(a)(b)		45,484	46,041,297
Series 2026-NQM2, Class A1, 4.70%, 12/25/65(a)(b)		9,428	9,290,290
Series 2026-NQM3, Class PT2, 0.00%, 01/25/66(a)(b)		36,976	37,272,889
Series 2026-NQM4, Class PT2, 0.00%, 05/25/56(a)(b)		49,300	51,312,517
BCAP LLC Trust
Series 2011-RR4, Class 3A6, 4.61%, 07/26/36(a)(b)		860	857,629
Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 2.56%, 05/28/36(a)(b)		110	107,530
Bear Stearns ALT-A Trust
Series 2005-7, Class 26A1, 4.50%, 09/25/35(b)		1,306	417,861
Series 2007-1, Class 21A1, 4.59%, 01/25/47(b)		2,511	1,135,015
Bear Stearns Asset-Backed Securities I Trust
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(c)		110	115,961
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 4.11%, 03/25/36(b)		1,788	447,141
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 4.04%, 08/25/36(b)		182	180,991
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.10%, 03/25/37(b)		144	132,655
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 3.97%, 06/25/37(b)		13	12,741
BRAVO Residential Funding Trust
Series 2021-NQM1, Class B1, 3.17%, 02/25/49(a)(b)		1,427	1,225,566
Series 2021-NQM1, Class M1, 2.32%, 02/25/49(a)(b)		320	284,799
Series 2023-NQM6, Class B1, 7.97%, 09/25/63(a)(b)		1,500	1,498,212
Series 2024-NQM1, Class B1, 8.04%, 12/01/63(a)		566	571,432
Series 2024-NQM3, Class B1, 8.10%, 03/25/64(a)(b)		845	854,524
Series 2024-NQM6, Class B2, 8.01%, 08/01/64(a)(b)		250	252,480
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(c)		4,788	4,806,776
Series 2025-NQM5, Class A1, 5.50%, 02/25/65(a)(b)		2,781	2,785,369
Series 2026-NQM2, Class A1LC, 4.77%, 11/25/65(a)(c)		2,240	2,204,540
Series 2026-NQMR1, Class A1, 5.40%, 08/25/62(a)(b)		2,930	2,920,418
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CAFL Issuer LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/31(a)(c)	USD	3,330	$ 3,341,972
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(a)(b)		192	187,091
Series 2024-HB14, Class M3, 3.00%, 06/25/34(a)(b)		473	459,350
Series 2024-HB15, Class M2, 4.00%, 08/25/34(a)(b)		358	350,830
Series 2024-R1, Class A1, 4.00%, 10/25/54(a)(c)		1,005	983,696
Series 2024-R1, Class A2, 4.00%, 10/25/54(a)(c)		177	171,402
Chase Mortgage Finance Corp., Series 2016- SH1, Class M4, 3.75%, 04/25/45(a)(b)		369	333,411
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		2,678	949,212
Series 2007-S6, Class 1A1, 6.00%, 12/25/37		9,057	3,444,213
CHNGE Mortgage Trust
Series 2022-1, Class A1, 4.01%, 01/25/67(a)(b)		1,747	1,655,766
Series 2022-2, Class A1, 4.76%, 03/25/67(a)(b)		5,723	5,585,086
CIM Trust
Series 2019-J2, Class B4, 3.76%, 10/25/49(a)(b)		798	649,976
Series 2023-I1, Class B1, 7.02%, 04/25/58(a)(b)		1,876	1,876,423
Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(c)		539	537,503
Series 2023-I2, Class B1, 6.75%, 12/25/67(a)(b)		2,140	2,136,141
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37		307	266,542
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,392	1,322,017
Series 2008-2, Class 1A1, 6.50%, 06/25/38		206	183,068
Citigroup Mortgage Loan Trust
Series 2007-6, Class 1A2A, 3.85%, 03/25/37(b)		3,067	2,244,273
Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 4.26%, 05/25/37(b)		897	869,831
Series 2009-12, Class 5A2, 4.13%, 07/25/37(a)(b)		5,110	2,048,538
Series 2014-C, Class B2, 4.25%, 02/25/54(a)(b)		304	298,132
Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(b)		699	684,757
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A5, 6.00%, 03/25/37		1,221	1,095,710
Series 2007-A6, Class 1A21, 5.50%, 06/25/37		726	635,429
COLT Mortgage Loan Trust
Series 2021-5, Class A1, 1.73%, 11/26/66(a)(b)		1,669	1,509,780
Series 2021-HX1, Class B1, 3.11%, 10/25/66(a)(b)		1,471	1,131,369
Series 2021-HX1, Class B2, 3.86%, 10/25/66(a)(b)		1,000	791,260
Series 2022-1, Class B2, 4.13%, 12/27/66(a)(b)		227	201,640

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust
Series 2022-3, Class B1, 4.20%, 02/25/67(a)(b)	USD	3,500	$ 3,089,110
Series 2024-6, Class A1, 5.39%, 11/25/69(a)(c)		2,263	2,261,165
Series 2025-11, Class A1, 5.05%, 11/25/70(a)(b)		4,881	4,849,857
Series 2025-11, Class B1, 6.90%, 11/25/70(a)(b)		586	582,957
Series 2025-12, Class A1LC, 5.09%, 01/26/71(a)(c)		1,000	988,815
Series 2025-12, Class B1, 6.86%, 01/26/71(a)(b)		854	853,363
Series 2025-7, Class A1, 5.47%, 06/25/70(a)(c)		2,995	2,997,208
Series 2025-8, Class A1, 5.48%, 08/25/70(a)(c)		1,714	1,718,339
Series 2025-8, Class B1, 7.10%, 08/25/70(a)(b)		684	684,530
Series 2026-5, Class A1, 5.41%, 07/27/71(a)(b)		4,750	4,742,170
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35		61	48,349
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25		527	414,610
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.11%, 06/25/35(b)		981	892,446
Series 2005-29CB, Class A6, 5.50%, 07/25/35		205	111,975
Series 2005-51, Class 3A3A, (1-mo. CME Term SOFR + 0.75%), 4.40%, 11/20/35(b)		328	296,050
Series 2005-55CW, Class 2A3, (1-mo. CME Term SOFR + 0.46%), 4.05%, 11/25/35(b)		394	291,519
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 4.42%, 11/20/35(b)		758	720,786
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 4.74%, 02/25/36(b)		294	273,326
Series 2005-80CB, Class 4A1, 6.00%, 02/25/36		1,273	531,991
Series 2005-9CB, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 4.26%, 05/25/35(b)		877	783,430
Series 2005-J4, Class B1, (1-mo. CME Term SOFR + 2.14%), 5.79%, 07/25/35(b)		110	110,072
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		980	422,209
Series 2006-13T1, Class A3, 6.00%, 05/25/36		1,637	748,937
Series 2006-28CB, Class A14, 6.25%, 10/25/36		634	288,301
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36		2,176	1,246,702
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		172	59,134
Series 2006-J4, Class 2A1, 6.00%, 07/25/36		3,207	1,736,568
Series 2006-J7, Class 1A2, 6.25%, 11/25/36		2,845	1,255,727
Series 2006-OA11, Class A4, (1-mo. CME Term SOFR + 0.49%), 4.14%, 09/25/46(b)		182	174,134
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 4.22%, 03/25/36(b)		522	509,022
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 4.22%, 11/25/36(b)	USD	458	$ 431,759
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.26%, 07/25/46(b)		2,372	2,216,082
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,117	461,996
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		163	76,236
Series 2007-OA2, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 0.84%), 4.58%, 03/25/47(b)		107	97,980
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2005-J2, Class 3A9, (1-mo. CME Term SOFR + 1.51%), 5.16%, 08/25/35(b)		2,090	1,289,962
Series 2006-17, Class A6, 6.00%, 12/25/36		196	84,391
Series 2007-1, Class A2, 6.00%, 03/25/37		203	81,527
Series 2007-14, Class A18, 6.00%, 09/25/37		5,878	2,749,835
Series 2007-15, Class 2A2, 6.50%, 09/25/37		621	203,304
Series 2007-16, Class A1, 6.50%, 10/25/37		4,250	1,689,273
Series 2007-9, Class A1, 5.75%, 07/25/37		727	325,174
Series 2007-9, Class A11, 5.75%, 07/25/37		397	177,708
Series 2007-HYB1, Class 3A1, 4.05%, 03/25/37(b)		1,041	898,216
Series 2007-J1, Class 2A1, 6.00%, 02/25/37		1,039	360,090
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		2,581	921,297
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		39	15,513
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		355	176,143
Series 2006-4, Class 4A1, 7.00%, 05/25/36		5,026	1,236,706
Series 2007-5, Class 1A11, 7.00%, 08/25/37(b)		3,699	1,786,599
Series 2014-10R, Class 5A2, 3.35%, 05/27/36(a)(b)		861	282,173
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 4.01%, 08/27/36(a)(b)		52	43,022
Series 2014-SAF1, Class B5, 3.85%, 03/25/44(a)(b)		1,573	1,206,275
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.97%, 03/27/36(a)(b)		1,034	872,444
Series 2020-SPT1, Class B2, 3.39%, 04/25/65(a)(b)		8,400	7,570,324
Series 2020-SPT1, Class PT, 6.53%, 04/25/65(a)(b)		285	278,884
Series 2021-NQM1, Class M1, 2.13%, 05/25/65(a)(b)		3,299	2,583,396
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(b)		590	454,562
Series 2022-NQM1, Class A1, 3.27%, 11/25/66(a)(b)		3,916	3,551,775
Series 2022-NQM3, Class A1B, 5.27%, 03/25/67(a)(b)		2,291	2,258,340
Series 2022-NQM6, Class PT, 10.40%, 12/25/67(a)(b)		6,036	6,001,074

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Cross Mortgage Trust
Series 2024-H7, Class A1, 5.59%, 11/25/69(a)(b)	USD	7,748	$ 7,757,567
Series 2025-H1, Class A1, 5.74%, 02/25/70(a)(b)		2,588	2,596,032
Series 2025-H1, Class M1, 6.48%, 02/25/70(a)(b)		1,405	1,413,589
Series 2025-H10, Class B1, 7.13%, 01/25/71(a)(b)		496	491,788
Series 2025-H2, Class A1, 5.36%, 03/25/70(a)(b)		8,071	8,054,393
Series 2025-H4, Class A1, 5.60%, 06/25/70(a)(b)		4,960	4,967,780
Series 2025-H8, Class A1A, 5.00%, 11/25/70(a)(c)		4,134	4,098,821
Series 2026-NQM2, Class A1LC, 4.96%, 03/25/61(a)(c)		2,380	2,341,236
Series 2026-NQM5, Class B1, 6.80%, 03/25/71(a)(b)		2,659	2,619,856
Series 2026-NQM6, Class B1, 6.85%, 05/25/71(a)(b)		1,000	985,333
Series 2026-NQM8, Class A1, 5.58%, 07/01/71(a)(b)		4,004	4,004,176
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		150	137,283
Series 2021-1, Class M1, 2.09%, 05/25/65(a)(b)		1,620	1,536,598
Series 2021-3, Class B1, 3.27%, 08/25/66(a)(b)		3,671	2,915,352
Series 2022-2, Class M1, 4.30%, 03/25/67(a)(b)		884	805,027
Series 2022-3, Class B1, 5.28%, 07/25/67(a)(b)		1,349	1,244,547
Series 2022-3, Class M1, 5.28%, 07/25/67(a)(b)		2,742	2,619,680
Series 2024-1, Class A1, 5.74%, 07/25/69(a)(c)		3,323	3,334,640
Series 2025-INV1, Class A1, 5.09%, 11/25/60(a)(b)		5,184	5,146,048
Series 2025-INV1, Class B1, 6.68%, 11/25/60(a)(b)		1,238	1,232,743
Series 2026-INV1, Class A1, 4.80%, 12/25/70(a)(b)		2,952	2,914,702
Series 2026-INV1, Class B1, 6.57%, 12/25/70(a)(b)		315	311,089
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(b)		13	10,983
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class CWA1, 6.00%, 06/25/35(a)(b)		970	463,927
Easy Street Mortgage Loan Trust, Series 2025- RTL2, Class A1, 5.61%, 10/25/40(a)(c)		2,063	2,058,460
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, 1.24%, 09/25/66(a)(b)		732	607,554
Series 2022-3, Class M1, 4.98%, 08/25/67(a)(b)		500	450,932
Series 2022-4, Class B2, 5.84%, 09/25/67(a)(b)		1,629	1,615,297
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ellington Financial Mortgage Trust
Series 2023-1, Class B1, 6.62%, 02/25/68(a)(b)	USD	2,600	$ 2,588,543
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(a)(c)		6,209	6,223,068
Series 2025-INV1, Class A1, 5.63%, 03/25/70(a)(c)		8,593	8,612,833
Series 2025-INV2, Class A1, 5.39%, 05/26/70(a)(c)		7,588	7,579,678
Series 2025-INV3, Class A1, 5.44%, 07/25/70(a)(c)		4,609	4,609,096
Series 2025-NQM5, Class A1, 5.03%, 11/25/70(a)(b)		4,159	4,135,329
Series 2025-NQM6, Class A1A, 5.00%, 12/25/70(a)(c)		4,230	4,196,003
Series 2026-INV2, Class A1, 4.68%, 02/25/71(a)(b)		6,347	6,246,497
Series 2026-NQM1, Class A1, 4.77%, 02/25/71(a)(b)		3,999	3,943,614
Series 2026-NQM1, Class A1LC, 4.96%, 02/25/71(a)(c)		582	574,160
Series 2026-NQM1, Class B1, 6.54%, 02/25/71(a)(b)		207	204,532
Series 2026-NQM3, Class A1, 5.03%, 03/25/71(a)(b)		2,394	2,370,286
Series 2026-NQM7, Class A1, 5.60%, 07/25/71(a)(b)		3,000	2,999,950
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA12, Class 2A1, 4.69%, 02/25/36(b)		89	51,804
Series 2006-AA7, Class A1, 4.42%, 01/25/37(b)		2,236	1,710,507
GAEA Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(a)(b)		131	130,878
GCAT Trust
Series 2020-NQM2, Class B1, 4.85%, 04/25/65(a)(b)		2,533	2,384,094
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(b)		1,151	873,705
Series 2021-NQM4, Class A1, 1.09%, 08/25/66(a)(b)		486	408,947
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(b)		218	198,314
Series 2022-NQM2, Class M1, 4.19%, 02/25/67(a)(b)		1,044	874,951
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(b)		3,226	3,033,082
Series 2025-NQM4, Class A1, 5.53%, 06/25/70(a)(c)		2,226	2,224,140
Series 2026-NQM1, Class A1A, 4.79%, 12/25/70(a)(c)		12,523	12,346,612
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 5.77%, 03/25/36(b)		13	11,901
GS Mortgage-Backed Securities Corp. Trust
Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(b)		172	160,125
Series 2020-PJ2, Class B4, 3.54%, 07/25/50(a)(b)		1,015	865,261

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GS Mortgage-Backed Securities Corp. Trust
Series 2025-NQM6, Class A1, 5.02%, 02/25/66(a)(c)	USD	4,843	$ 4,799,471
Series 2025-NQM6, Class B1, 6.60%, 02/25/66(a)(b)		750	741,389
GS Mortgage-Backed Securities Trust
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(b)		276	253,976
Series 2025-DSC2, Class A1, 5.04%, 01/25/66(a)(c)		1,726	1,709,388
Series 2025-NQM5, Class A1, 5.01%, 07/25/65(a)(c)		2,845	2,821,870
Series 2026-DSC1, Class A1, 4.73%, 05/25/66(a)(c)		3,607	3,541,758
Series 2026-DSC2, Class A1, 5.49%, 09/25/66(a)(c)		4,238	4,238,147
Series 2026-DSC2, Class B1, 6.88%, 09/25/66(a)(b)		1,000	999,849
Series 2026-HLTV1, Class A1, 5.63%, 11/25/66(a)(b)		4,745	4,744,973
Series 2026-NQM1, Class A1, 4.87%, 03/25/66(a)(b)		667	657,882
Series 2026-NQM2, Class ALCF, 5.00%, 11/25/61(a)(c)		198	193,587
Series 2026-NQM3, Class A1, 5.22%, 05/25/66(a)(b)		8,921	8,850,611
Series 2026-NQM4, Class A1, 5.46%, 06/25/66(a)(b)		1,684	1,677,623
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, (1-mo. CME Term SOFR + 0.51%), 4.16%, 06/25/34(a)(b)		2,207	2,015,212
Series 2005-RP2, Class 1AF, (1-mo. CME Term SOFR + 0.46%), 4.11%, 03/25/35(a)(b)		39	36,987
Series 2005-RP3, Class 2A1, 4.36%, 09/25/35(a)(b)		2,047	1,776,740
Series 2006-RP1, Class 1AF1, (1-mo. CME Term SOFR + 0.46%), 4.11%, 01/25/36(a)(b)		33	26,878
Series 2006-RP2, Class 2A1, 4.02%, 04/25/36(a)(b)		1,774	1,467,481
GSMSC Resecuritization Trust, Series 2015-5R, Class 1D, (1-mo. CME Term SOFR + 0.25%), 3.73%, 04/26/37(a)(b)		3,467	1,965,355
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 5.42%, 04/25/36(b)		1,594	873,744
HarborView Mortgage Loan Trust
Series 2005-1, Class 1A, (1-mo. CME Term SOFR + 0.75%), 4.39%, 03/19/35(b)		865	410,143
Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 4.15%, 05/19/37(b)		968	823,667
HOMES Trust
Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)		2,398	2,403,369
Series 2025-AFC4, Class A1A, 5.15%, 11/25/60(a)(c)		1,902	1,890,981
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(a)(c)		12,235	12,220,535
Series 2025-NQM5, Class A1, 5.03%, 09/25/70(a)(b)		4,758	4,717,107
Series 2025-NQM5, Class B1, 6.79%, 09/25/70(a)(b)		1,164	1,155,919
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.10%, 11/25/36(b)	USD	1,152	$ 1,070,289
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 2A2, (1-mo. CME Term SOFR + 0.51%), 4.16%, 10/25/36(b)		156	143,229
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 4.10%, 01/25/37(b)		278	259,031
Series 2006-AR41, Class A3, (1-mo. CME Term SOFR + 0.47%), 4.12%, 02/25/37(b)		295	291,803
Series 2007-AR19, Class 3A1, 3.69%, 09/25/37(b)		570	365,550
Series 2007-FLX2, Class A1A, (1-mo. CME Term SOFR + 0.43%), 4.08%, 04/25/37(b)		3,475	3,154,651
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 4.24%, 08/25/37(b)		2,116	1,977,428
JPMorgan Alternative Loan Trust, Series 2006- S2, Class A5, 6.88%, 05/25/36(c)		3,085	2,827,900
JPMorgan Mortgage Trust
Series 2005-A4, Class B1, 5.19%, 07/25/35(b)		114	112,525
Series 2020-5, Class B3, 3.57%, 12/25/50(a)(b)		3,391	2,974,187
Series 2021-4, Class B4, 2.90%, 08/25/51(a)(b)		302	242,243
Series 2021-4, Class B5, 2.90%, 08/25/51(a)(b)		226	178,640
Series 2021-4, Class B6, 2.90%, 08/25/51(a)(b)		337	149,085
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(b)		11,705	10,446,177
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(b)		6,218	4,273,889
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(b)		3,491	3,021,662
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(b)		819	700,154
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(b)		1,140	968,132
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(b)		606	509,089
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(b)		249	206,799
Series 2021-INV7, Class B6, 2.93%, 02/25/52(a)(b)		816	415,030
Series 2024-VIS1, Class B2, 8.07%, 07/25/64(a)(b)		1,000	1,005,422
Series 2024-VIS2, Class B1, 7.69%, 11/25/64(a)(b)		3,289	3,318,821
Series 2025-NQM2, Class A1, 5.57%, 09/25/65(a)(b)		4,828	4,829,233
Series 2025-NQM5, Class A1LC, 5.02%, 05/25/66(a)(c)		1,580	1,559,296
Series 2026-NQM1, Class A1LC, 4.93%, 06/25/66(a)(c)		1,867	1,838,903
Series 2026-NQM2, Class A1LC, 5.22%, 09/25/66(a)(c)		3,889	3,843,453
Series 2026-NQX2, Class A1, 5.63%, 10/25/66(a)(b)		4,750	4,749,988
Series 2026-VIS1, Class A1LC, 4.90%, 06/25/66(a)(c)		1,647	1,621,011

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Lehman XS Trust
Series 2007-16N, Class AF2, (1-mo. CME Term SOFR + 2.01%), 5.66%, 09/25/47(b)	USD	117	$ 179,519
Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 6.06%, 12/25/37(b)		16	16,825
MASTR Asset Securitization Trust, Series 2007-2, Class A2, 6.25%, 01/25/38		1,091	507,062
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)		1,674	1,092,398
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(b)		744	436,520
MCM Trust
Series 2021-VFN1, Class Cert, 0.00%, 09/25/31(e)(j)		1,985	1,586,077
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(e)		2,915	2,786,423
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.43%), 4.08%, 09/25/37(b)		483	235,474
MFA Trust
Series 2021-INV1, Class M1, 2.29%, 01/25/56(a)(b)		700	667,947
Series 2022-CHM1, Class A1, 4.88%, 09/25/56(a)(c)		4,382	4,285,830
Series 2022-NQM1, Class M1, 4.28%, 12/25/66(a)(b)		2,112	1,896,713
Series 2025-NQM3, Class A1, 5.26%, 08/25/70(a)(c)		4,538	4,516,007
Series 2026-INVR1, Class A1, 5.39%, 12/25/59(a)(b)		7,097	7,067,293
Series 2026-NQM1, Class A1, 5.05%, 02/25/71(a)(b)		7,165	7,107,917
Mill City Mortgage Loan Trust, Series 2026-R1, Class A1, 5.46%, 10/25/62(a)(b)		1,603	1,598,915
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.92%, 08/25/36(c)		4,170	660,967
Morgan Stanley Residential Mortgage Loan Trust
Series 2014-1A, Class B3, 5.26%, 06/25/44(a)(b)		198	199,188
Series 2023-NQM1, Class B1, 7.28%, 09/25/68(a)(b)		100	100,183
Series 2025-DSC2, Class A1, 5.44%, 07/25/70(a)(b)		5,684	5,673,437
Series 2025-NQM3, Class A1, 5.53%, 05/25/70(a)(b)		10,776	10,774,612
Series 2026-NQM2, Class A1, 4.73%, 01/26/71(a)(b)		5,376	5,295,506
Series 2026-NQM3, Class A1LC, 5.28%, 03/25/71(a)(c)		1,750	1,736,309
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. CME Term SOFR + 0.45%), 4.08%, 04/16/36(a)(b)		86	85,382
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(b)		758	736,167
Series 2024-NQM3, Class B1, 7.15%, 11/25/64(a)(b)		1,596	1,603,475
Series 2025-NQM4, Class A1, 5.35%, 07/25/65(a)(b)		2,050	2,042,690
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class B1, 7.01%, 07/25/65(a)(b)	USD	700	$ 691,370
Series 2025-NQM5, Class A1, 5.11%, 08/25/65(a)(b)		3,457	3,429,061
Series 2025-NQM6, Class A1, 5.09%, 10/25/65(a)(b)		6,533	6,480,595
Series 2025-NQM7, Class A1LC, 5.16%, 10/26/65(a)(c)		875	866,500
Series 2026-NQM1, Class A1, 4.82%, 11/25/65(a)(b)		929	917,704
Series 2026-NQM3, Class A1, 4.83%, 02/25/66(a)(b)		14,404	14,218,814
New York Mortgage Trust
Series 2024-INV1, Class A1, 5.38%, 06/25/69(a)(b)		749	748,633
Series 2024-RR1, Class A, 7.38%, 05/25/64(a)(c)		4,810	4,779,949
Series 2026-INV1, Class A1, 4.77%, 02/25/61(a)(b)		1,240	1,222,068
Series 2026-INV1, Class A1LC, 4.95%, 02/25/61(a)(c)		320	316,260
Series 2026-INV3, Class A1, 5.31%, 06/27/61(a)(b)		1,840	1,830,324
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		922	739,507
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP1, Class 2A4, 6.05%, 02/25/35(c)		218	209,764
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 4.60%, 06/25/37(b)		445	382,070
Nomura Resecuritization Trust, Series 2014-8R, Class 1A2, 4.26%, 10/26/36(a)(b)		870	829,929
OBX Trust
Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)		2,570	2,577,699
Series 2026-NQM8, Class A1LC, 5.30%, 05/25/66(a)(c)		5,377	5,327,330
Series 2026-NQM9, Class A1, 5.47%, 04/25/66(a)(b)		3,000	2,999,959
Preston Ridge Partners Mortgage Trust
Series 2022-NQM1, Class B1, 5.34%, 08/25/67(a)(b)		336	331,815
Series 2024-NQM1, Class B1, 7.35%, 12/25/68(a)(b)		2,067	2,080,895
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(c)		7,184	7,216,497
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)(b)		2,636	2,647,503
Series 2025-NQM2, Class A1, 5.69%, 04/25/70(a)(c)		9,497	9,509,100
Series 2025-NQM3, Class A1, 0.00%, 05/25/70(a)(b)		4,715	4,720,464
Series 2025-NQM5, Class A1A, 5.18%, 10/25/70(a)(c)		4,167	4,139,367
Series 2025-NQM6, Class A1, 4.99%, 12/25/70(a)(b)		5,097	5,044,271
Series 2025-NQM6, Class A1LC, 5.12%, 12/25/70(a)(c)		258	255,705
Series 2025-NQM6, Class B1, 6.96%, 12/25/70(a)(b)		760	753,132

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Preston Ridge Partners Mortgage Trust
Series 2025-RCF2, Class A1, 4.00%, 10/25/64(a)(c)	USD	2,325	$ 2,264,495
Series 2026-NQM1, Class A1, 5.13%, 02/25/71(a)(b)		6,214	6,163,760
Series 2026-NQM1, Class A1LC, 5.22%, 02/25/71(a)(c)		1,500	1,472,730
Series 2026-NQM2, Class A1, 5.26%, 04/25/71(a)(b)		9,828	9,755,603
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		908	798,396
Series 2022-AFC1, Class A1A, 5.10%, 04/25/57(a)(b)		335	332,064
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(b)		4,709	4,694,433
Series 2023-AFC1, Class B1, 7.31%, 02/25/58(a)(b)		4,666	4,648,425
Series 2026-AFC1, Class A1, 4.68%, 02/25/61(a)(b)		5,049	4,969,187
Series 2026-AFC4, Class A1, 5.60%, 07/25/61(a)(b)		3,000	3,002,227
Radian Mortgage Capital Trust, Series 2024-J2, Class A8, 5.50%, 03/25/55(a)(b)		73	72,949
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 09/25/29(a)(c)		1,256	1,262,685
RALI Trust
Series 2005-QA10, Class A21, 4.60%, 09/25/35(b)		4,686	1,640,703
Series 2005-QO2, Class A1, (12-mo. Federal Reserve Cumulative Average US + 1.36%), 5.10%, 09/25/45(b)		577	497,631
Series 2005-QS15, Class 3A, 6.00%, 10/25/35		3,497	3,081,597
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 4.12%, 12/25/36(b)		1,118	1,026,729
Series 2006-QO1, Class 3A1, (1-mo. CME Term SOFR + 0.65%), 4.30%, 02/25/46(b)		1,626	512,328
Series 2006-QO10, Class A1, (1-mo. CME Term SOFR + 0.43%), 4.08%, 01/25/37(b)		1,375	1,261,272
Series 2007-QH3, Class A1, (1-mo. CME Term SOFR + 0.43%), 4.08%, 04/25/37(b)		3,790	3,768,508
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 3.91%, 02/25/47(b)		2,654	783,848
RCKT Mortgage Trust
Series 2020-1, Class B4, 3.47%, 02/25/50(a)(b)		840	754,095
Series 2024-CES8, Class A1A, 5.49%, 11/25/44(a)(c)		2,646	2,651,437
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, (1-mo. CME Term SOFR + 0.47%), 4.12%, 03/25/35(a)(b)		723	702,942
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 4.10%, 06/25/35(a)(b)		118	115,760
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 4.16%, 09/25/35(a)(b)		222	187,779
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(a)(b)		656	644,518
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Residential Mortgage Loan Trust
Series 2019-3, Class B2, 5.66%, 09/25/59(a)(b)	USD	3,102	$ 3,069,868
Series 2020-1, Class B2, 4.67%, 01/26/60(a)(b)		622	577,575
RFMSI Series Trust
Series 2005-SA4, Class 2A1, 5.16%, 09/25/35(b)		1,663	898,148
Series 2006-SA2, Class 2A1, 5.44%, 08/25/36(b)		374	244,399
Series 2006-SA4, Class 2A1, 5.41%, 11/25/36(b)		181	153,400
Series 2007-SA4, Class 3A1, 5.67%, 10/25/37(b)		4,197	2,486,793
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(b)		3,379	3,222,743
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(b)		1,356	1,196,163
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(c)		2,828	2,821,504
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, 5.73%, 02/25/65(a)(c)		2,743	2,749,419
Series 2025-NQM6, Class A1, 5.14%, 11/25/65(a)(b)		3,360	3,335,694
Series 2026-NQM1, Class A1, 4.95%, 11/25/65(a)(b)		2,650	2,621,744
Series 2026-NQM5, Class A1, 5.46%, 06/25/66(a)(b)		3,100	3,093,205
Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(a)(b)		134	132,615
Sequoia Mortgage Trust
Series 2026-HYB1, Class A1A, 4.67%, 04/25/56(a)(b)		4,247	4,134,467
Series 2026-HYB2, Class A1A, 4.63%, 07/25/56(a)(b)		2,630	2,569,450
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.16%, 07/25/61(a)(b)		4,641	3,884,975
Series 2025-1, Class A1, 5.10%, 12/25/65(a)(b)		1,185	1,175,565
Series 2025-1, Class ALCF, 5.23%, 12/25/65(a)		1,780	1,765,389
Series 2026-1, Class A1, 4.78%, 01/25/66(a)(b)		7,519	7,423,338
Series 2026-2, Class A1, 5.25%, 04/25/66(a)(b)		6,250	6,212,014
Series 2026-3, Class A1LC, 5.25%, 04/25/66(a)(c)		8,000	7,905,349
Series 2026-4, Class A1, 5.51%, 07/01/66(a)(b)		9,853	9,844,116
Spruce Hill Mortgage Loan Trust
Series 2020-SH2, Class B1, 5.00%, 06/25/55(a)(b)		1,256	1,236,675
Series 2022-SH1, Class A3, 4.10%, 07/25/57(a)(c)		881	860,174
Starwood Mortgage Residential Trust
Series 2020-3, Class B1, 4.75%, 04/25/65(a)(b)		2,820	2,581,569

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Starwood Mortgage Residential Trust
Series 2020-INV1, Class B1, 3.26%, 11/25/55(a)	USD	260	$ 240,132
Series 2020-INV1, Class M1, 2.50%, 11/25/55(a)		2,688	2,555,740
Series 2021-1, Class B1, 3.52%, 05/25/65(a)(b)		648	571,740
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 4.18%, 05/25/46(b)		23	16,553
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1-mo. CME Term SOFR + 0.46%), 4.11%, 06/25/35(a)(b)		540	468,399
Series 2005-RF5, Class 2A, 4.36%, 07/25/35(a)(b)		1,308	1,239,769
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(a)		4,284	2,283,023
Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(a)		1,226	598,046
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 3.74%, 06/25/46(b)		941	369,863
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(b)		657	547,847
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		5,929	5,174,745
Toorak Mortgage Trust, Series 2024-2, Class A1, 6.33%, 10/25/31(a)(c)		1,635	1,639,384
Verus Securitization Trust
Series 2021-1, Class M1, 1.97%, 01/25/66(a)(b)		3,000	2,503,482
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(b)		169	136,897
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(b)		462	351,621
Series 2021-8, Class A1, 2.82%, 11/25/66(a)(b)		1,573	1,433,596
Series 2021-R1, Class M1, 2.34%, 10/25/63(a)		3,250	3,083,804
Series 2021-R2, Class B1, 3.25%, 02/25/64(a)(b)		265	226,689
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(b)		1,507	1,201,904
Series 2022-3, Class B1, 4.04%, 02/25/67(a)(b)		2,188	1,783,835
Series 2024-7, Class B1, 6.50%, 09/25/69(a)(b)		648	648,301
Series 2025-12, Class A1LC, 5.11%, 12/25/70(a)(c)		2,915	2,878,428
Series 2025-12, Class B1, 6.56%, 12/25/70(a)(b)		1,000	996,565
Series 2025-5, Class A1, 5.43%, 06/25/70(a)(c)		2,882	2,889,896
Series 2025-6, Class A1, 5.42%, 07/25/70(a)(c)		7,245	7,257,124
Series 2026-1, Class A1LC, 5.02%, 01/25/71(a)(c)		1,704	1,677,325
Series 2026-2, Class A1LC, 4.75%, 02/25/71(a)(c)		3,715	3,638,441
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Verus Securitization Trust
Series 2026-2, Class B1, 6.33%, 02/25/71(a)(b)	USD	1,000	$ 988,357
Series 2026-R1, Class A1, 4.83%, 10/25/67(a)(b)		2,435	2,403,695
Series 2026-R1, Class A1LC, 4.94%, 10/25/67(a)(c)		3,761	3,724,680
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(b)		100	96,004
Series 2022-1, Class B1, 5.62%, 08/25/57(a)(b)		1,718	1,712,201
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(b)		33	32,145
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(b)		2,763	2,724,731
Series 2020-2, Class B2, 5.16%, 04/25/65(a)(b)		1,100	1,065,551
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(b)		170	164,003
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-11, Class A1, 5.75%, 01/25/36		951	851,886
Series 2005-11, Class A7, 5.75%, 01/25/36		1,936	1,727,205
Series 2005-9, Class 5A6, (1-mo. CME Term SOFR + 0.66%), 4.31%, 11/25/35(b)		300	229,886
Series 2005-9, Class 5A9, 5.50%, 11/25/35		124	101,536
Series 2006-4, Class 1A1, 6.00%, 04/25/36		109	103,664
Series 2006-4, Class 3A1, 7.00%, 05/25/36(c)		76	67,442
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		3,733	1,457,576
Series 2006-AR1, Class A1A, (1-mo. CME Term SOFR + 0.61%), 4.26%, 02/25/36(b)		1,013	885,392
Series 2006-AR3, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.97%), 4.71%, 05/25/46(b)		2,471	2,229,884
Series 2006-AR5, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.99%), 4.73%, 06/25/46(b)		128	113,783
Series 2006-AR9, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 4.74%, 08/25/46(b)		2,048	1,936,624
Series 2007-HY1, Class A2A, (1-mo. CME Term SOFR + 0.43%), 4.08%, 02/25/37(b)		397	315,044
Series 2007-HY3, Class 4A1, 4.70%, 03/25/37(b)		16	14,371
Series 2007-OA1, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.71%), 4.45%, 12/25/46(b)		2,048	1,802,298
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 4.46%, 12/25/46(b)		121	102,220
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 4.99%, 04/25/47(b)		493	442,848
Series 2007-OA4, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 4.54%, 05/25/47(b)		1,820	1,584,293
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 4.49%, 06/25/47(b)		392	339,079

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 4.54%, 06/25/47(b)	USD	1,389	$ 1,186,364
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 4.38%, 06/25/37(b)		611	594,891
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 6.79%, 10/25/36(b)		500	482,711
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 6.78%, 07/25/59(a)(b)		3,363	3,535,539
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 7.33%, 07/25/59(a)(b)		4,809	5,129,888
WinWater Mortgage Loan Trust, Series 2014-3, Class B5, 4.00%, 11/20/44(a)(b)		923	706,639
			1,327,289,753
Commercial Mortgage-Backed Securities — 25.8%
1301 Trust
Series 2025-1301, Class A, 5.23%, 08/11/42(a)(b)		1,750	1,747,890
Series 2025-1301, Class E, 7.48%, 08/11/42(a)(b)		1,232	1,252,442
Series 2025-1301, Class F, 8.37%, 08/11/42(a)(b)		13,045	13,529,657
1345 Trust
Series 2025-AOA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.23%, 06/15/42(a)(b)		12,610	12,617,856
Series 2025-AOA, Class E, (1-mo. CME Term SOFR + 4.50%), 8.13%, 06/15/42(a)(b)		3,853	3,879,913
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(a)		5,000	4,938,279
Series 2017-245P, Class C, 3.78%, 06/05/37(a)(b)		3,000	2,951,295
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)		801	780,671
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 4.79%, 09/15/34(a)(b)		5,792	5,784,760
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 4.99%, 09/15/34(a)(b)		585	583,538
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 6.03%, 09/15/34(a)(b)		2,159	2,146,588
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.47%, 11/15/55(b)		600	603,573
425 Trust
Series 2026-LEX, Class A, (1-mo. CME Term SOFR + 1.67%), 07/15/43(a)(b)(d)		7,341	7,341,000
Series 2026-LEX, Class B, (1-mo. CME Term SOFR + 2.10%), 07/15/43(a)(b)(d)		1,700	1,700,000
Series 2026-LEX, Class C, (1-mo. CME Term SOFR + 2.70%), 07/15/43(a)(b)(d)		500	500,000
Series 2026-LEX, Class D, (1-mo. CME Term SOFR + 3.50%), 07/15/43(a)(b)(d)		1,500	1,500,000
Series 2026-LEX, Class E, (1-mo. CME Term SOFR + 4.60%), 07/15/43(a)(b)(d)		6,700	6,700,000
Series 2026-LEX, Class F, (1-mo. CME Term SOFR + 5.85%), 07/15/43(a)(b)(d)		1,020	1,020,000
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
A10 Issuer LLC, Series 2025-FL6, Class A, (1- mo. CME Term SOFR + 1.47%), 5.09%, 05/15/42(a)(b)	USD	3,309	$ 3,311,473
ACORE Issuer LLC, Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.45%), 5.09%, 08/20/43(a)(b)		4,250	4,252,773
ACREC LLC, Series 2026-FL4, Class A, (1-mo. CME Term SOFR + 1.45%), 5.09%, 01/18/43(a)(b)		3,750	3,747,364
Acres PLC
Series 2025-FL3, Class A, (1-mo. CME Term SOFR + 1.62%), 5.26%, 08/18/40(a)(b)		7,434	7,448,643
Series 2026-FL4, Class A, (1-mo. CME Term SOFR + 1.45%), 5.09%, 08/18/44(a)(b)		1,875	1,875,627
ALA Trust, Series 2025-OANA, Class A, (1-mo. CME Term SOFR + 1.74%), 5.37%, 06/15/40(a)(b)		5,763	5,788,213
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 4.89%, 04/15/34(a)(b)		644	611,800
Angel Oak SB Commercial Mortgage Trust, Series 2020-SBC1, Class A1, 2.07%, 05/25/50(a)(b)		1,690	1,650,850
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		1,504	1,347,191
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, (1-mo. CME Term SOFR + 1.93%), 5.57%, 01/20/41(a)(b)		4,810	4,810,994
Arbor Realty Commercial Real Estate Notes LLC
Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.35%), 4.99%, 01/20/43(a)(b)		4,854	4,850,417
Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.50%), 5.14%, 09/20/43(a)(b)		4,250	4,257,695
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (SOFR (30- day) + 1.45%), 5.04%, 01/15/37(a)(b)		40	40,007
AREIT CRE Trust
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 5.88%, 06/17/39(a)(b)		801	801,104
Series 2025-CRE10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.02%, 12/17/29(a)(b)		2,000	1,999,870
Series 2025-CRE11, Class A, (1-mo. CME Term SOFR + 1.55%), 5.19%, 07/25/43(a)(b)		4,098	4,104,867
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 5.32%, 07/15/41(a)(b)		5,730	5,740,744
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 10/15/34(a)(b)		9,250	9,278,906
Series 2026-AZURE, Class E, (1-mo. CME Term SOFR + 3.25%), 6.88%, 03/15/38(a)(b)		1,000	1,001,245
Series 2026-GCP, Class A, (1-mo. CME Term SOFR + 1.25%), 4.88%, 02/15/43(a)(b)		499	499,000
Series 2026-GCP, Class D, (1-mo. CME Term SOFR + 2.35%), 5.98%, 02/15/43(a)(b)		1,250	1,251,562

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
ARES Commercial Mortgage Trust
Series 2026-TRON, Class A, (1-mo. CME Term SOFR + 1.42%), 5.05%, 05/15/43(a)(b)	USD	10,187	$ 10,209,041
ARZ Trust, Series 2024-BILT, Class A, 5.77%, 06/11/39(a)		2,710	2,729,661
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 5.90%, 04/15/35(a)(b)		1,128	1,118,130
Atrium Hotel Portfolio Trust
Series 2024-ATRM, Class A, 5.59%, 11/10/29(a)(b)		6,510	6,538,501
Series 2024-ATRM, Class E, 9.52%, 11/10/29(a)(b)		2,001	2,059,896
Series 2025-ATRM, Class A, (1-mo. CME Term SOFR + 1.65%), 5.28%, 08/15/42(a)(b)		2,336	2,349,107
Series 2025-ATRM, Class F, (1-mo. CME Term SOFR + 5.50%), 9.13%, 08/15/42(a)(b)		4,960	4,982,255
Series 2025-ATRM, Class G, (1-mo. CME Term SOFR + 6.75%), 10.38%, 08/15/42(a)(b)		930	932,494
BAHA Trust
Series 2024-MAR, Class A, 6.17%, 12/10/41(a)(b)		28,280	28,863,575
Series 2024-MAR, Class B, 7.07%, 12/10/41(a)(b)		1,294	1,332,080
Series 2024-MAR, Class C, 7.77%, 12/10/41(a)(b)		4,400	4,527,554
Series 2024-MAR, Class D, 9.20%, 12/10/41(a)(b)		1,391	1,452,905
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 5.98%, 08/15/39(a)(b)		820	823,063
Series 2025-ASHF, Class A, (1-mo. CME Term SOFR + 1.85%), 5.48%, 02/15/42(a)(b)		7,417	7,430,555
Series 2025-ASHF, Class E, (1-mo. CME Term SOFR + 5.25%), 8.88%, 02/15/42(a)(b)		3,024	3,039,256
Series 2026-HRHB, Class A, 5.36%, 05/05/40(a)(b)		2,125	2,116,815
BANK
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	2,826,666
Series 2021-BN35, Class C, 2.90%, 06/15/64(b)		2,735	2,295,052
Barings Issuer LLC, Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.60%), 5.24%, 08/20/43(a)(b)		3,000	3,001,925
BAY Mortgage Trust, Series 2025-LIVN, Class A, (1-mo. CME Term SOFR + 1.80%), 5.43%, 05/15/35(a)(b)		13,237	13,241,123
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1-mo. CME Term SOFR + 0.52%), 4.17%, 04/25/36(a)(b)		3,799	3,607,732
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 4.30%, 04/25/36(a)(b)		8	8,108
Series 2006-4A, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.17%, 12/25/36(a)(b)		768	742,663
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2006-SP2, Class A, (1-mo. CME Term SOFR + 0.53%), 4.18%, 01/25/37(a)(b)	USD	846	$ 808,988
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.17%, 03/25/37(a)(b)		3,353	3,218,184
Series 2007-2A, Class A1, (1-mo. CME Term SOFR + 0.52%), 4.17%, 07/25/37(a)(b)		19	18,055
Series 2007-4A, Class A1, (1-mo. CME Term SOFR + 0.79%), 4.44%, 09/25/37(a)(b)		3,228	3,076,890
Series 2007-5A, Class A4, (1-mo. CME Term SOFR + 2.36%), 6.01%, 10/25/37(a)(b)		1,848	1,054,423
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 2.36%), 6.01%, 12/25/37(a)(b)		2,037	1,835,888
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		96	94,388
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(b)		650	591,564
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 4.55%, 03/15/37(a)(b)		5,260	4,970,700
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 4.79%, 03/15/37(a)(b)		781	722,425
Series 2022-C17, Class A5, 4.44%, 09/15/55		96	92,963
Series 2023-5C23, Class D, 7.70%, 12/15/56(a)(b)		332	287,702
Series 2025-C35, Class D, 4.50%, 07/15/58(a)		1,236	959,052
Series 2025-C39, Class A5, 5.30%, 12/15/58		52	52,771
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53		769	678,306
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 7.44%, 10/15/35(a)(b)		1,353	10,093
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.12%, 11/15/41(a)(b)		3,790	3,793,553
Series 2024-UNIV, Class E, (1-mo. CME Term SOFR + 3.64%), 7.27%, 11/15/41(a)(b)		1,723	1,725,154
Series 2025-5MW, Class A, 4.83%, 10/10/42(a)(b)		3,315	3,277,894
Series 2025-5MW, Class E, 8.18%, 10/10/42(a)(b)		1,024	1,052,167
Series 2025-5MW, Class F, 10.16%, 10/10/42(a)(b)		12,660	13,366,010
Series 2025-660F, Class A, (1-mo. CME Term SOFR + 1.50%), 5.13%, 11/15/42(a)(b)		5,112	5,123,182
Series 2025-660F, Class D, (1-mo. CME Term SOFR + 2.75%), 6.38%, 11/15/42(a)(b)		414	415,806
Series 2025-EWEST, Class A, (1-mo. CME Term SOFR + 1.55%), 5.18%, 06/15/42(a)(b)		8,457	8,457,000
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1-mo. CME Term SOFR + 1.85%), 5.48%, 08/15/42(a)(b)		11,756	11,801,519
BIKE Pass-Through Trust
Series 2026-BAND, Class A, (1-mo. CME Term SOFR + 2.15%), 5.78%, 07/15/43(a)(b)		4,000	3,999,982

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BIKE Pass-Through Trust
Series 2026-BAND, Class B, (1-mo. CME Term SOFR + 4.15%), 7.78%, 07/15/43(a)(b)	USD	3,000	$ 2,999,975
BLP Commercial Mortgage Trust
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.34%), 4.97%, 03/15/41(a)(b)		2,262	2,264,625
Series 2025-IND2, Class A, (1-mo. CME Term SOFR + 1.50%), 5.13%, 12/15/42(a)(b)		700	701,312
BMP Commercial Mortgage Trust
Series 2024-MF23, Class D, (1-mo. CME Term SOFR + 2.39%), 6.02%, 06/15/41(a)(b)		8,720	8,747,250
Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 7.01%, 06/15/41(a)(b)		1,719	1,719,160
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.23%, 12/15/42(a)(b)		4,620	4,628,662
BOS Trust
Series 2026-LYRK, Class A, 5.22%, 05/11/41(a)(b)		2,901	2,890,831
Series 2026-LYRK, Class E, 8.04%, 05/11/41(a)(b)		1,250	1,241,042
BPR Trust
Series 2023-STON, Class A, 7.50%, 12/05/39(a)		5,722	5,847,467
Series 2023-STON, Class C, 8.13%, 12/05/39(a)(b)		1,500	1,528,863
Series 2024-PARK, Class A, 5.39%, 11/05/39(a)(b)		1,420	1,427,404
Series 2024-PARK, Class D, 7.23%, 11/05/39(a)(b)		879	897,622
Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		640	644,462
Series 2025-STAR, Class A, 5.11%, 11/05/42(a)(b)		3,090	3,063,291
BRCK Trust
Series 2025-830B, Class A, 4.96%, 12/10/42(a)(b)		2,826	2,796,943
Series 2025-830B, Class E, 7.51%, 12/10/42(a)(b)		3,591	3,568,321
Series 2025-830B, Class F, 8.40%, 12/10/42(a)(b)		1,900	1,886,931
BRES Trust, Series 2025-ATCAP, Class A, (1- mo. CME Term SOFR + 1.49%), 5.12%, 11/15/42(a)(b)		2,058	2,055,457
Bridge Commercial Mortgage Trust, Series 2026-MF, Class A, (1-mo. CME Term SOFR + 1.25%), 4.85%, 06/15/39(a)(b)		10,475	10,491,367
BSPDF Issuer LLC
Series 2025-FL2, Class A, (1-mo. CME Term SOFR + 1.52%), 5.15%, 12/15/42(a)(b)		1,212	1,214,816
Series 2026-FL3, Class A, (1-mo. CME Term SOFR + 1.45%), 5.09%, 09/18/43(a)(b)		3,800	3,799,982
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,661	1,602,778
Series 2013-1515, Class C, 3.45%, 03/10/33(a)		1,250	1,143,371
Series 2013-1515, Class F, 4.06%, 03/10/33(a)(b)		338	296,499
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BWAY Mortgage Trust
Series 2025-1535, Class A, 6.52%, 05/05/42(a)(b)	USD	747	$ 753,929
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%, 03/09/44(a)(b)		2,204	2,051,052
Series 2020-VIV3, Class B, 3.66%, 03/09/44(a)(b)		2,788	2,616,970
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		781	721,990
Series 2021-VIV5, Class A, 2.84%, 03/09/44(a)(b)		1,522	1,407,128
Series 2024-AIR2, Class A, (1-mo. CME Term SOFR + 1.49%), 5.12%, 10/15/41(a)(b)		3,031	3,040,481
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.32%, 08/15/41(a)(b)		6,716	6,741,178
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 6.51%, 10/15/41(a)(b)		6,200	6,215,500
Series 2024-BRBK, Class B, (1-mo. CME Term SOFR + 3.93%), 7.56%, 10/15/41(a)(b)		702	702,000
Series 2024-GPA3, Class B, (1-mo. CME Term SOFR + 1.64%), 5.27%, 12/15/39(a)(b)		1,031	1,033,734
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 5.27%, 05/15/41(a)(b)		6,301	6,308,771
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 02/15/39(a)(b)		615	616,420
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 7.36%, 02/15/39(a)(b)		1,931	1,924,498
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 02/15/39(a)(b)		4,153	4,160,959
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 6.77%, 02/15/39(a)(b)		2,230	2,239,941
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 7.81%, 02/15/39(a)(b)		1,325	1,322,471
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 5.02%, 03/15/41(a)(b)		1,958	1,960,087
Series 2025-BCAT, Class A, (1-mo. CME Term SOFR + 1.38%), 5.01%, 08/15/42(a)(b)		2,407	2,412,620
Series 2025-BCAT, Class B, (1-mo. CME Term SOFR + 1.55%), 5.18%, 08/15/42(a)(b)		675	675,222
Series 2025-BCAT, Class C, (1-mo. CME Term SOFR + 1.90%), 5.53%, 08/15/42(a)(b)		257	257,703
Series 2025-BCAT, Class E, (1-mo. CME Term SOFR + 3.50%), 7.13%, 08/15/42(a)(b)		2,116	2,124,035
Series 2025-JDI, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 11/15/42(a)(b)		5,427	5,440,097
Series 2025-JDI, Class E, (1-mo. CME Term SOFR + 3.40%), 7.03%, 11/15/42(a)(b)		2,409	2,421,894
Series 2025-SPOT, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 04/15/40(a)(b)		18,993	19,005,116
Series 2026-AHP, Class A, (1-mo. CME Term SOFR + 1.25%), 4.85%, 06/15/43(a)(b)		3,654	3,654,000

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2026-VLT9, Class A, (1-mo. CME Term SOFR + 1.70%), 5.33%, 03/15/45(a)(b)	USD	9,019	$ 9,013,363
Series 2026-XL6, Class E, (1-mo. CME Term SOFR + 3.00%), 6.63%, 03/15/43(a)(b)		2,523	2,543,277
BX Trust
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 1.16%), 4.79%, 02/15/36(a)(b)		177	177,100
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 4.91%, 01/15/39(a)(b)		217	217,248
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 04/15/41(a)(b)		3,136	3,140,284
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 6.32%, 04/15/41(a)(b)		1,365	1,366,706
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 7.31%, 04/15/41(a)(b)		2,075	2,066,752
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 5.17%, 06/15/37(a)(b)		9,076	9,076,141
Series 2024-PALM, Class B, (1-mo. CME Term SOFR + 1.79%), 5.42%, 06/15/37(a)(b)		661	660,962
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.12%, 06/15/41(a)(b)		3,476	3,478,441
Series 2025-ARIA, Class A, 5.20%, 12/13/42(a)(b)		10,720	10,739,534
Series 2025-LIFE, Class A, 6.08%, 06/13/47(a)(b)		7,791	7,747,927
Series 2025-LUNR, Class A, (1-mo. CME Term SOFR + 1.50%), 5.13%, 06/15/40(a)(b)		3,858	3,865,068
Series 2025-OMG, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 10/15/42(a)(b)		3,874	3,876,421
Series 2025-ROIC, Class E, (1-mo. CME Term SOFR + 2.94%), 6.57%, 03/15/30(a)(b)		8,049	8,049,021
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 06/15/35(a)(b)		1,084	1,086,742
Series 2025-TAIL, Class E, (1-mo. CME Term SOFR + 3.30%), 6.93%, 06/15/35(a)(b)		4,418	4,396,451
Series 2025-VLT6, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 03/15/42(a)(b)		6,301	6,293,371
Series 2025-VOLT, Class A, (1-mo. CME Term SOFR + 1.70%), 5.33%, 12/15/44(a)(b)		13,475	13,487,633
Series 2025-VOLT, Class B, (1-mo. CME Term SOFR + 2.10%), 5.73%, 12/15/44(a)(b)		1,000	1,000,937
Series 2026-CIP, Class E, (1-mo. CME Term SOFR + 3.10%), 6.73%, 05/15/38(a)(b)		2,234	2,250,934
Series 2026-ORBT, Class A, (1-mo. CME Term SOFR + 1.40%), 07/15/43(a)(b)(d)		3,279	3,279,000
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2026-ORBT, Class E, (1-mo. CME Term SOFR + 3.00%), 07/15/43(a)(b)(d)	USD	955	$ 955,000
Series 2026-PNDA, Class A, (1-mo. CME Term SOFR + 1.30%), 4.93%, 05/15/43(a)(b)		21,310	21,356,616
BXP Trust
Series 2017-GM, Class B, 3.54%, 06/13/39(a)(b)		265	260,393
Series 2021-601L, Class D, 2.87%, 01/15/44(a)(b)		1,120	902,738
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 5.50%, 07/15/41(a)(b)		2,390	2,394,481
CD Mortgage Trust, Series 2017-CD6, Class B, 3.91%, 11/13/50(b)		336	319,671
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (1-mo. CME Term SOFR + 0.99%), 4.61%, 02/15/39(a)(b)		500	496,990
CENT Trust, Series 2025-CITY, Class A, 5.09%, 07/10/40(a)(b)		6,956	6,943,758
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class C, 4.56%, 05/10/58(b)		130	128,306
CFK Trust
Series 2019-FAX, Class D, 4.79%, 01/15/39(a)(b)		2,500	2,378,481
Series 2019-FAX, Class E, 4.79%, 01/15/39(a)(b)		2,600	2,372,346
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		6,398	6,127,169
CHI Commercial Mortgage Trust
Series 2025-110W, Class A, 5.10%, 12/13/40(a)(b)		4,895	4,861,105
Series 2025-110W, Class D, 6.63%, 12/13/40(a)(b)		2,491	2,488,238
CIP Commercial Mortgage Trust
Series 2025-SBAY, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 10/15/37(a)(b)		4,785	4,796,962
Series 2025-SBAY, Class E, (1-mo. CME Term SOFR + 3.75%), 7.38%, 10/15/37(a)(b)		5,990	6,006,588
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 09/15/48(a)		9	8,449
Series 2017-P7, Class A4, 3.71%, 04/14/50		6,000	5,943,305
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 8.06%, 08/15/36(a)(b)		2,080	2,076,386
Commercial Mortgage Trust
Series 2024-CBM, Class A2, 5.87%, 12/10/41(a)(b)		630	628,227
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 5.47%, 06/15/41(a)(b)		5,270	5,268,354
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 6.22%, 06/15/41(a)(b)		1,607	1,606,498
Series 2025-167G, Class A, 5.50%, 08/10/40(a)		1,743	1,709,817
Series 2025-167G, Class E, 8.47%, 08/10/40(a)(b)		1,355	1,334,886

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2025-167G, Class F, 9.46%, 08/10/40(a)(b)	USD	1,175	$ 1,157,923
Series 2025-SBX, Class A, 5.43%, 08/10/41(a)(b)		3,800	3,774,866
Series 2025-SBX, Class B, 5.73%, 08/10/41(a)(b)		1,647	1,633,593
CONE Trust
Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.27%, 08/15/41(a)(b)		1,778	1,770,777
Series 2024-DFW1, Class B, (1-mo. CME Term SOFR + 2.29%), 5.92%, 08/15/41(a)(b)		4,870	4,865,730
Series 2024-DFW1, Class E, (1-mo. CME Term SOFR + 3.89%), 7.51%, 08/15/41(a)(b)		2,330	2,313,878
Credit Suisse Mortgage Trust
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.48%), 9.10%, 10/15/37(a)(b)		1,134	1,031,940
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 4.89%, 11/15/38(a)(b)		1,020	1,010,756
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 5.24%, 11/15/38(a)(b)		649	642,855
Series 2022-LION, Class A, (1-mo. CME Term SOFR + 3.44%), 7.06%, 02/15/27(a)(b)(e)		2,333	2,325,640
CRSNT Trust, Series 2026-MOON, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 02/15/43(a)(b)		7,270	7,272,991
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		1,929	1,976,498
CSTL Commercial Mortgage Trust
Series 2024-GATE, Class A, 4.92%, 11/10/41(a)(b)		2,717	2,699,092
Series 2025-GATE2, Class A, 4.71%, 11/10/42(a)(b)		560	549,415
Series 2025-GATE2, Class D, 5.82%, 11/10/42(a)(b)		2,040	2,006,259
Series 2026-GATE3, Class E, 6.55%, 02/10/43(a)(b)		1,942	1,943,725
CVLR Trust, Series 2026-R3LX, Class A, (1-mo. CME Term SOFR + 1.55%), 5.15%, 06/15/43(a)(b)		4,304	4,304,000
D2 Multifamily Credit Issuer Ltd., Series 2026- FL1, Class A, (1-mo. CME Term SOFR + 1.45%), 5.09%, 11/19/43(a)(b)		3,250	3,252,445
DBC Mortgage Trust
Series 2025-DBC, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 11/15/42(a)(b)		8,518	8,525,986
Series 2025-DBC, Class C, (1-mo. CME Term SOFR + 2.05%), 5.68%, 11/15/42(a)(b)		3,736	3,747,675
DBGS Mortgage Trust, Series 2024-SBL, Class A, (1-mo. CME Term SOFR + 1.88%), 5.51%, 08/15/34(a)(b)		2,858	2,856,039
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(a)(b)		1,613	1,620,319
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 5.37%, 04/15/37(a)(b)	USD	2,423	$ 2,422,243
DC Trust
Series 2024-HLTN, Class A, 5.93%, 04/13/40(a)(b)		1,110	1,110,424
Series 2024-HLTN, Class F, 10.66%, 04/13/40(a)(b)		2,932	2,893,180
DGWD Trust, Series 2025-INFL, Class A, (1-mo. CME Term SOFR + 1.60%), 5.23%, 08/15/35(a)(b)		3,395	3,400,697
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 5.13%, 03/15/34(a)(b)		2,860	2,862,681
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 7.63%, 03/15/34(a)(b)		8,186	8,205,168
Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.23%, 08/15/37(a)(b)		4,496	4,510,050
Series 2025-LXP, Class D, (1-mo. CME Term SOFR + 2.89%), 6.52%, 08/15/37(a)(b)		1,332	1,335,746
Durst Commercial Mortgage Trust
Series 2025-151, Class A, 5.32%, 08/10/42(a)(b)		3,053	3,067,417
Series 2025-151, Class D, 7.02%, 08/10/42(a)(b)		1,493	1,535,780
Dwight Issuer LLC
Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.66%), 5.30%, 06/18/42(a)(b)		4,725	4,734,450
Series 2026-FL2, Class A, (1-mo. CME Term SOFR + 1.40%), 01/18/44(a)(b)(d)		700	700,000
ELM Trust
Series 2024-ELM, Class A10, 5.99%, 06/10/39(a)(b)		3,350	3,353,423
Series 2024-ELM, Class A15, 5.99%, 06/10/39(a)(b)		3,650	3,649,489
Series 2024-ELM, Class B15, 6.20%, 06/10/39(a)(b)		100	99,960
Series 2024-ELM, Class D10, 6.85%, 06/10/39(a)(b)		1,000	1,000,434
Series 2024-ELM, Class E10, 8.05%, 06/10/39(a)(b)		4,157	4,160,935
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)		18,388	18,526,553
ESTN Trust, Series 2026-TOWN, Class A, 5.54%, 05/12/46(a)(b)		6,172	6,237,789
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, 10/10/41(a)(b)		363	363,833
Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU, Class A, (1-mo. CME Term SOFR + 1.45%), 5.08%, 12/15/39(a)(b)		12,511	12,530,261
Series 2024-FBLU, Class F, (1-mo. CME Term SOFR + 4.25%), 7.88%, 12/15/39(a)(b)		315	317,363
Series 2024-FBLU, Class G, (1-mo. CME Term SOFR + 5.65%), 9.28%, 12/15/39(a)(b)		1,693	1,713,540
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(b)		2,150	2,109,070

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2018-W5FX, Class CFX, 3.79%, 04/25/28(a)(b)	USD	4,100	$ 3,861,649
FS Rialto Issuer Ltd.
Series 2024-FL9, Class A, (1-mo. CME Term SOFR + 1.63%), 5.27%, 10/19/39(a)(b)		4,618	4,622,669
Series 2025-FL10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.02%, 08/19/42(a)(b)		1,240	1,238,501
Series 2026-FL11, Class A, (1-mo. CME Term SOFR + 1.45%), 5.09%, 01/19/44(a)(b)		2,214	2,214,838
FS Trust
Series 2026-HULA, Class A, (1-mo. CME Term SOFR + 1.45%), 5.08%, 03/15/41(a)(b)		4,000	4,008,750
Series 2026-ORL, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 02/15/41(a)(b)		2,670	2,673,331
Series 2026-ORL, Class E, (1-mo. CME Term SOFR + 3.25%), 6.88%, 02/15/41(a)(b)		1,772	1,774,171
Series 2026-PALM, Class A, (1-mo. CME Term SOFR + 1.40%), 07/15/41(a)(b)(d)		2,600	2,600,000
GGP Trust, Series 2026-TY, Class A, 4.83%, 03/05/43(a)(b)		1,575	1,551,555
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 5.17%, 03/15/39(a)(b)		369	369,692
Greystone CRE Notes LLC, Series 2025-FL4, Class A, (1-mo. CME Term SOFR + 1.48%), 5.11%, 01/15/43(a)(b)		1,731	1,732,454
GS Mortgage Securities Trust
Series 2017-GS6, Class A3, 3.43%, 05/10/50		2,000	1,973,399
Series 2018-GS10, Class A5, 4.16%, 07/10/51(b)		4,100	4,044,049
Series 2019-GSA1, Class A4, 3.05%, 11/10/52		2,587	2,447,837
Series 2019-GSA1, Class C, 3.93%, 11/10/52(b)		2,530	2,234,108
Series 2024-RVR, Class E, 7.72%, 08/10/41(a)(b)		1,263	1,243,734
Series 2025-800D, Class A, (1-mo. CME Term SOFR + 2.65%), 6.29%, 11/25/41(a)(b)		5,593	5,575,610
Series 2025-800D, Class C, (1-mo. CME Term SOFR + 4.70%), 8.34%, 11/25/41(a)(b)		2,125	2,112,701
GS REFT Issuer Ltd., Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.50%), 5.14%, 10/19/43(a)(b)		1,250	1,252,309
GSAT Trust, Series 2025-BMF, Class A, (1-mo. CME Term SOFR + 1.50%), 5.13%, 07/15/40(a)(b)		1,691	1,691,404
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 5.32%, 05/15/41(a)(b)		4,793	4,804,982
Harvest Commercial Capital Loan Trust
Series 2019-1, Class M5, 5.73%, 09/25/46(a)(b)		1,536	1,483,274
Series 2020-1, Class M4, 5.96%, 04/25/52(a)(b)		669	652,313
HIH Trust
Series 2024-61P, Class A, (1-mo. CME Term SOFR + 1.84%), 5.47%, 10/15/41(a)(b)		2,020	2,024,702
Series 2024-61P, Class D, (1-mo. CME Term SOFR + 3.64%), 7.27%, 10/15/41(a)(b)		757	761,157
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
HILT Commercial Mortgage Trust
Series 2024-ORL, Class A, (1-mo. CME Term SOFR + 1.54%), 5.17%, 05/15/37(a)(b)	USD	3,695	$ 3,697,309
Series 2024-ORL, Class C, (1-mo. CME Term SOFR + 2.44%), 6.07%, 05/15/37(a)(b)		1,426	1,426,891
Series 2024-ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 6.81%, 05/15/37(a)(b)		4,173	4,175,608
HLTN Commercial Mortgage Trust, Series 2026- DPLO, Class A, (1-mo. CME Term SOFR + 1.70%), 5.33%, 04/15/41(a)(b)		1,100	1,103,437
HONO Mortgage Trust, Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 4.89%, 10/15/36(a)(b)		2,762	2,734,083
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 6.07%, 05/10/39(a)(b)		1,380	1,386,399
Series 2024-T53, Class E, 10.60%, 05/10/39(a)(b)		3,538	3,572,477
Hudson Yards Mortgage Trust
Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(b)		712	615,274
Series 2026-10HY, Class B, 5.33%, 12/10/39(a)(b)		1,900	1,907,133
ILPT Commercial Mortgage Trust, Series 2025- LPF2, Class A, 5.47%, 07/13/42(a)(b)		8,890	8,934,092
INCREF LLC
Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.73%), 5.37%, 10/19/42(a)(b)		3,457	3,463,842
Series 2026-FL2, Class A, (1-mo. CME Term SOFR + 1.45%), 5.12%, 12/19/43(a)(b)		1,970	1,971,395
Series 2026-FL3, Class A, (1-mo. CME Term SOFR + 1.40%), 5.05%, 01/19/44(a)(b)		1,300	1,299,498
INT Commercial Mortgage Trust, Series 2025- PLAZA, Class A, 5.04%, 11/05/37(a)(b)		1,300	1,295,137
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 5.37%, 11/15/41(a)(b)		3,510	3,479,287
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.46%, 12/15/48(a)(b)		507	443,478
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		111	108,575
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		532	531,133
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 4.88%, 06/15/35(a)(b)		726	471,807
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.79%), 7.42%, 04/15/37(a)(b)		2,865	2,803,912
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(b)		2,061	1,578,726
Series 2024-IGLG, Class A, 5.35%, 11/09/39(a)(b)		7,170	7,169,340
Series 2024-IGLG, Class D, 6.70%, 11/09/39(a)(b)		5,319	5,292,345
Series 2024-IGLG, Class E, 7.50%, 11/09/39(a)(b)		6,096	6,061,381
Series 2024-IGLG, Class F, 8.49%, 11/09/39(a)(b)		5,223	5,188,586
Series 2024-OMNI, Class A, 5.99%, 10/05/39(a)(b)		1,660	1,670,422

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 5.32%, 03/15/40(a)(b)	USD	1,986	$ 1,987,308
Series 2026-FUN, Class A, (1-mo. CME Term SOFR + 1.65%), 5.25%, 06/15/39(a)(b)		5,220	5,226,525
JW Commercial Mortgage Trust, Series 2024- BERY, Class A, (1-mo. CME Term SOFR + 1.59%), 5.22%, 11/15/39(a)(b)		1,700	1,702,656
KRE Commercial Mortgage Trust
Series 2025-AIP4, Class A, (1-mo. CME Term SOFR + 1.30%), 4.93%, 03/15/42(a)(b)		598	597,253
Series 2026-ICNA, Class A, (1-mo. CME Term SOFR + 1.85%), 5.48%, 05/15/43(a)(b)		750	750,937
KSL Commercial Mortgage Trust
Series 2025-MAK, Class A, 6.20%, 06/15/42(a)(b)		8,351	8,371,877
Series 2025-MAK, Class E, 8.40%, 06/15/42(a)(b)		2,364	2,371,244
Series 2026-HT3, Class A, (1-mo. CME Term SOFR + 1.50%), 5.10%, 06/15/43(a)(b)		6,333	6,340,916
LBA Trust
Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 10/15/41(a)(b)		1,662	1,663,408
Series 2024-7IND, Class D, (1-mo. CME Term SOFR + 2.64%), 6.27%, 10/15/41(a)(b)		420	422,010
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-3A, Class M2, (1-mo. CME Term SOFR + 2.11%), 5.76%, 10/25/37(a)(b)		3,308	2,937,680
LEX Trust
Series 2026-450, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 03/15/43(a)(b)		1,459	1,461,280
Series 2026-450, Class E, (1-mo. CME Term SOFR + 3.70%), 7.33%, 03/15/43(a)(b)		3,475	3,442,586
LoanCore Issuer Ltd.
Series 2025-CRE8, Class A, (1-mo. CME Term SOFR + 1.39%), 5.02%, 08/17/42(a)(b)		1,340	1,341,675
Series 2025-CRE9, Class A, (1-mo. CME Term SOFR + 1.45%), 5.09%, 08/18/42(a)(b)		1,755	1,754,992
LQR Trust
Series 2025-CALI, Class A, (1-mo. CME Term SOFR + 1.60%), 5.23%, 01/15/43(a)(b)		1,771	1,768,786
Series 2025-CALI, Class E, (1-mo. CME Term SOFR + 3.95%), 7.58%, 01/15/43(a)(b)		5,078	5,077,950
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 6.32%, 08/15/40(a)(b)		1,281	1,287,357
MAC Trust, Series 2025-801B, Class A, (1-mo. CME Term SOFR + 1.70%), 5.33%, 10/15/40(a)(b)		4,655	4,651,134
MAIN Trust
Series 2026-OLAS, Class A, (1-mo. CME Term SOFR + 1.70%), 5.33%, 01/15/41(a)(b)		11,200	11,199,945
Series 2026-OLAS, Class B, (1-mo. CME Term SOFR + 2.00%), 5.63%, 01/15/41(a)(b)		5,000	4,999,972
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MAIN Trust
Series 2026-OLAS, Class C, (1-mo. CME Term SOFR + 2.45%), 6.08%, 01/15/41(a)(b)	USD	1,060	$ 1,059,993
Series 2026-OLAS, Class D, (1-mo. CME Term SOFR + 3.15%), 6.78%, 01/15/41(a)(b)		2,250	2,249,982
Series 2026-OLAS, Class E, (1-mo. CME Term SOFR + 4.25%), 7.88%, 01/15/41(a)(b)		1,600	1,599,983
Series 2026-OLAS, Class F, (1-mo. CME Term SOFR + 5.25%), 8.88%, 01/15/41(a)(b)		2,750	2,749,963
Series 2026-OLAS, Class G, (1-mo. CME Term SOFR + 7.25%), 10.88%, 01/15/41(a)(b)		1,000	999,980
Manhattan West Mortgage Trust, Series 2026- 2MW, Class A, 5.50%, 06/10/48(a)(b)		15,400	15,509,773
MCR Mortgage Trust
Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 5.42%, 12/15/41(a)(b)		2,596	2,599,460
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 5.38%, 02/15/37(a)(b)		191	191,073
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 8.28%, 02/15/37(a)(b)		1,378	1,369,170
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)		2,250	2,256,977
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		1,904	1,903,961
MF1 LLC
Series 2025-FL19, Class A, (1-mo. CME Term SOFR + 1.49%), 5.13%, 05/18/42(a)(b)		4,467	4,472,464
Series 2026-FL21, Class A, (1-mo. CME Term SOFR + 1.35%), 4.99%, 02/18/41(a)(b)		3,922	3,923,527
MHP
Series 2021-STOR, Class A, (1-mo. CME Term SOFR + 0.81%), 4.44%, 07/15/38(a)(b)		1,105	1,104,309
Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 6.49%, 07/15/38(a)(b)		3,426	3,423,859
Series 2021-STOR, Class J, (1-mo. CME Term SOFR + 4.06%), 7.69%, 07/15/38(a)(b)		1,917	1,911,851
MIC Trust (The), Series 2023-MIC, Class A, 8.73%, 12/05/38(a)(b)		3,089	3,255,044
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		1,978	2,017,480
MLTI Trust
Series 2026-MLTI, Class A10, (1-mo. CME Term SOFR + 1.40%), 5.02%, 06/15/31(a)(b)		6,900	6,900,000
Series 2026-MLTI, Class A2, (1-mo. CME Term SOFR + 1.65%), 5.27%, 06/15/31(a)(b)		1,400	1,400,000
Series 2026-SF75, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 03/15/36(a)(b)		2,120	2,121,322
Series 2026-SF75, Class E, (1-mo. CME Term SOFR + 3.25%), 6.88%, 03/15/36(a)(b)		1,707	1,710,094

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49	USD	1,060	$ 1,054,846
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 10.82%, 11/15/34(a)(b)		939	939,000
Series 2017-H1, Class B, 4.08%, 06/15/50		2,400	2,350,997
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(b)		2,184	1,673,959
Series 2019-H6, Class D, 3.00%, 06/15/52(a)		470	390,624
Series 2019-H7, Class AS, 3.52%, 07/15/52		1,900	1,798,718
Series 2019-H7, Class C, 4.13%, 07/15/52		5,000	4,605,102
Series 2019-H7, Class D, 3.00%, 07/15/52(a)		3,000	2,518,819
Series 2021-230P, Class B, (1-mo. CME Term SOFR + 1.56%), 5.19%, 12/15/38(a)(b)		400	367,568
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		1,949	1,909,653
National Commercial Mortgage Trust, Series 2026-IND, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 06/15/43(a)(b)		3,820	3,821,681
NCMF Trust
Series 2025-MFS, Class A, 5.05%, 06/10/33(a)(b)		4,961	4,919,483
Series 2025-MFS, Class E, 7.78%, 06/10/33(a)(b)		11,343	11,344,933
Series 2025-MFS, Class F, 8.72%, 06/10/33(a)(b)		9,942	9,950,414
NJ Trust, Series 2023-GSP, Class A, 6.70%, 01/06/29(a)(b)		1,470	1,512,414
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, (1-mo. CME Term SOFR + 1.39%), 5.02%, 10/15/40(a)(b)		2,809	2,816,022
NY Commercial Mortgage Trust, Series 2025- 299P, Class B, 6.13%, 02/10/47(a)(b)		697	717,349
NYC Commercial Mortgage Trust
Series 2025-11X, Class A, (1-mo. CME Term SOFR + 1.74%), 5.37%, 10/15/40(a)(b)		7,269	7,293,987
Series 2025-28L, Class A, 4.82%, 11/05/38(a)(b)		1,931	1,915,312
Series 2025-300P, Class E, 7.39%, 07/13/42(a)(b)		1,590	1,603,410
Series 2025-77C, Class A, 4.95%, 01/10/36(a)(b)		10,530	10,425,578
Series 2026-1325, Class A, 5.51%, 05/09/41(a)(b)		9,400	9,337,726
Series 2026-9W57, Class A, 5.05%, 06/06/40(a)(b)		1,750	1,742,169
NYCT Trust
Series 2024-3ELV, Class A, (1-mo. CME Term SOFR + 1.99%), 5.62%, 08/15/29(a)(b)		441	440,795
Series 2024-3ELV, Class C, (1-mo. CME Term SOFR + 2.84%), 6.47%, 08/15/29(a)(b)		405	403,606
Series 2024-3ELV, Class D, (1-mo. CME Term SOFR + 3.84%), 7.46%, 08/15/29(a)(b)		1,564	1,555,513
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(a)		2,920	2,802,900
Series 2017-OT, Class D, 4.08%, 05/10/39(a)(b)		1,080	1,001,027
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Olympic Tower Mortgage Trust
Series 2017-OT, Class E, 4.08%, 05/10/39(a)(b)	USD	498	$ 452,621
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,930	1,781,965
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		1,127	1,059,100
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 4.69%, 01/15/36(a)(b)		977	948,858
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 4.99%, 01/15/36(a)(b)		872	845,295
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 5.24%, 01/15/36(a)(b)		1,338	1,280,299
ONNI Commercial Mortgage Trust, Series 2024- APT, Class A, 5.75%, 07/15/39(a)(b)		952	958,839
ORL Trust, Series 2024-GLKS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.12%, 12/15/39(a)(b)		3,090	3,095,794
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, 5.52%, 08/10/42(a)(b)		2,087	2,107,756
Series 2025-P11, Class B, 6.13%, 08/10/42(a)(b)		4,750	4,848,333
Series 2025-P11, Class C, 6.73%, 08/10/42(a)(b)		1,522	1,569,591
PFP Ltd.
Series 2026-13, Class A, (1-mo. CME Term SOFR + 1.50%), 5.14%, 08/18/43(a)(b)		1,037	1,037,788
Series 2026-14, Class A, (1-mo. CME Term SOFR + 1.32%), 4.97%, 12/18/43(a)(b)		3,796	3,799,213
PGA Trust, Series 2024-RSR2, Class A, (1-mo. CME Term SOFR + 1.89%), 5.52%, 06/15/39(a)(b)		1,754	1,753,452
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F, (1-mo. CME Term SOFR + 3.46%), 7.09%, 07/15/38(a)(b)		900	250,924
Series 2021-MF, Class G, (1-mo. CME Term SOFR + 4.46%), 8.09%, 07/15/38(a)(b)		1,967	381,212
PLYM Commercial Mortgage Trust, Series 2026- IND, Class D, (1-mo. CME Term SOFR + 2.15%), 5.78%, 03/15/43(a)(b)		2,138	2,138,668
Preston Ridge Partners Mortgage Trust, Series 2026-CRE1, Class A, (1-mo. CME Term SOFR + 1.67%), 5.31%, 03/19/43(a)(b)		1,600	1,604,992
PRM5 Trust, Series 2025-PRM5, Class D, 5.81%, 03/10/33(a)(b)		1,300	1,286,609
PRM8 Trust, Series 2026-PRM8, Class E, 6.53%, 05/10/41(a)(b)		2,600	2,556,176
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)		2,386	2,411,294
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class D, (1-mo. CME Term SOFR + 2.15%), 5.78%, 03/15/35(a)(b)		413	413,774
Series 2025-DLFN, Class E, (1-mo. CME Term SOFR + 2.95%), 6.58%, 03/15/35(a)(b)		3,142	3,151,819

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
SCG Commercial Mortgage Trust
Series 2025-FLWR, Class A, (1-mo. CME Term SOFR + 1.25%), 4.88%, 08/15/42(a)(b)	USD	3,056	$ 3,057,910
Series 2025-FLWR, Class E, (1-mo. CME Term SOFR + 2.75%), 6.38%, 08/15/42(a)(b)		249	246,914
SCG Mortgage Trust, Series 2024-MSP, Class A, (1-mo. CME Term SOFR + 1.74%), 5.37%, 04/15/41(a)(b)		8,372	8,392,930
SDAL Trust, Series 2025-DAL, Class A, (1-mo. CME Term SOFR + 2.44%), 6.07%, 04/15/42(a)(b)		1,651	1,652,455
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class B, 3.93%, 10/10/48		1,000	953,731
Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(b)		3,391	2,537,476
SHR Trust, Series 2024-LXRY, Class A, (1-mo. CME Term SOFR + 1.95%), 5.58%, 10/15/41(a)(b)		6,747	6,755,434
SLG Trust
Series 2026-OMA, Class A, 5.13%, 04/15/41(a)(b)		250	249,640
Series 2026-OMA, Class E, 7.19%, 04/15/41(a)(b)		4,650	4,649,068
Series 2026-OMA, Class F, 8.19%, 04/15/41(a)(b)		3,000	3,005,162
Series 2026-PAT, Class A, 4.93%, 02/15/39(a)(b)		6,293	6,217,217
SMRT, Series 2022-MINI, Class B, (1-mo. CME Term SOFR + 1.35%), 4.98%, 01/15/39(a)(b)		2,745	2,744,142
SREIT Trust, Series 2021-MFP2, Class F, (1- mo. CME Term SOFR + 2.73%), 6.36%, 11/15/36(a)(b)		1,136	1,135,645
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 02/15/42(a)(b)		3,200	3,180,000
TCO Commercial Mortgage Trust
Series 2024-DPM, Class A, (1-mo. CME Term SOFR + 1.24%), 4.87%, 12/15/39(a)(b)		8,232	8,234,572
Series 2024-DPM, Class D, (1-mo. CME Term SOFR + 2.74%), 6.37%, 12/15/39(a)(b)		387	387,484
THPT Mortgage Trust, Series 2023-THL, Class A, 7.23%, 12/10/34(a)(b)		1,050	1,052,833
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/33(a)(b)		1,340	1,381,888
UBS Commercial Mortgage Trust, Series 2017- C4, Class AS, 3.84%, 10/15/50(b)		765	744,324
UNIV Trust
Series 2025-APTS, Class A, (1-mo. CME Term SOFR + 1.65%), 5.28%, 11/15/42(a)(b)		3,776	3,765,257
Series 2025-APTS, Class B, (1-mo. CME Term SOFR + 2.25%), 5.88%, 11/15/42(a)(b)		967	963,067
VEGAS Trust
Series 2024-GCS, Class C, 6.42%, 07/10/36(a)(b)		4,416	4,460,662
Series 2024-GCS, Class D, 6.42%, 07/10/36(a)(b)		5,345	5,327,041
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M6, 7.05%, 10/26/48(a)(b)	USD	1,449	$ 1,252,178
Series 2019-1, Class M2, 4.01%, 03/25/49(a)(b)		107	98,321
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(b)		890	804,673
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(b)		976	865,580
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(b)		998	875,578
Series 2019-3, Class M6, 6.03%, 10/25/49(a)(b)		387	322,387
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(b)		1,781	1,676,577
Series 2020-1, Class M4, 3.54%, 02/25/50(a)(b)		402	313,415
Series 2021-1, Class M4, 2.85%, 05/25/51(a)(b)		1,584	1,208,399
Series 2021-1, Class M6, 5.03%, 05/25/51(a)(b)		1,642	1,214,876
Series 2021-2, Class M7, 6.54%, 08/25/51(a)(b)		1,547	1,118,560
Series 2021-3, Class M4, 3.48%, 10/25/51(a)(b)		1,980	1,645,971
Series 2021-3, Class M7, 6.54%, 10/25/51(a)(b)		1,901	1,278,203
Series 2021-4, Class A, 2.52%, 12/26/51(a)(b)		5,218	4,383,868
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(b)		927	745,543
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(b)		4,458	3,709,413
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(b)		875	869,138
Series 2022-4, Class M3, 7.52%, 08/25/52(a)(b)		718	713,186
Series 2023-1, Class M5, 9.63%, 01/25/53(a)(b)		1,664	1,568,386
Series 2023-2, Class A, 6.22%, 05/25/53(a)(b)		373	373,429
Series 2024-1, Class A, 6.55%, 01/25/54(a)(b)		2,327	2,354,443
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(b)		269	270,838
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(b)		265	270,240
Series 2024-2, Class M3, 8.02%, 04/25/54(a)(b)		1,147	1,156,583
Series 2024-2, Class M4, 10.71%, 04/25/54(a)(b)		2,194	2,269,593
Series 2024-3, Class M2, 7.23%, 06/25/54(a)(b)		1,324	1,337,538
Series 2024-5, Class A, 5.49%, 10/25/54(a)		1,017	1,012,322
Series 2024-5, Class M2, 5.96%, 10/25/54(a)		467	462,704
Series 2024-5, Class M3, 6.76%, 10/25/54(a)		790	783,046
Series 2024-5, Class M4, 9.47%, 10/25/54(a)		453	451,499
Series 2024-6, Class M2, 6.55%, 12/25/54(a)(b)		843	847,758
Series 2024-6, Class M3, 6.92%, 12/25/54(a)(b)		1,543	1,549,916
Series 2024-6, Class M4, 9.67%, 12/25/54(a)(b)		975	983,245
Series 2025-1, Class M3, 7.33%, 02/25/55(a)(b)		3,762	3,786,018

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2025-1, Class M4, 10.15%, 02/25/55(a)	USD	3,995	$ 4,016,515
Series 2025-3, Class M3, 7.38%, 06/25/55(a)(b)		2,210	2,218,909
Series 2025-5, Class M2, 6.31%, 12/25/55(a)(b)		846	844,288
Series 2025-5, Class M3, 6.70%, 12/25/55(a)(b)		1,000	981,608
Series 2025-MC1, Class A1, 8.16%, 05/25/55(a)(c)		1,969	1,958,905
Series 2025-P2, Class A, 5.46%, 10/25/55(a)(b)		6,901	6,780,634
Series 2025-P2, Class M1, 6.04%, 10/25/55(a)(b)		647	635,897
Series 2025-P2, Class M2, 6.56%, 10/25/55(a)(b)		723	709,831
Series 2025-P2, Class M3, 6.85%, 10/25/55(a)(b)		1,266	1,242,374
Series 2025-P2, Class M4, 9.45%, 10/25/55(a)(b)		752	738,921
Series 2025-P2, Class M5, 10.22%, 10/25/55(a)(b)		274	249,158
Series 2025-RTL1, Class A1, 6.80%, 03/25/30(a)(c)		12,794	12,843,008
Series 2026-1, Class A, 5.10%, 02/25/56(a)(b)		4,740	4,671,537
Series 2026-1, Class M3, 6.26%, 02/25/56(a)(b)		995	975,393
Series 2026-1, Class M4, 8.48%, 02/25/56(a)(b)		995	974,698
Series 2026-2, Class M3, 6.67%, 05/25/56(a)(b)		1,988	1,978,007
Series 2026-2, Class M4, 9.16%, 05/25/56(a)(b)		1,988	1,977,017
VMC Finance LLC, Series 2026-FL6, Class A, (1-mo. CME Term SOFR + 1.60%), 5.24%, 11/19/43(a)(b)		6,529	6,531,354
VRTX Trust, Series 2025-HQ, Class B, 5.67%, 08/05/42(a)(b)		1,530	1,507,056
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B, 4.03%, 09/15/50		1,000	949,836
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(b)		1,190	1,115,009
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	3,690,923
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		354	288,474
Series 2019-C50, Class B, 4.19%, 05/15/52		3,121	2,944,726
Series 2019-C53, Class A3, 2.79%, 10/15/52		975	919,839
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(b)		395	395,313
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		3,055	3,087,879
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		1,945	1,929,030
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		2,628	2,602,622
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/35(a)(b)		1,836	1,834,700
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 5.53%, 07/15/40(a)(b)	USD	4,020	$ 4,061,380
Series 2025-DC, Class E, 7.98%, 07/15/40(a)(b)		2,354	2,377,365
			1,382,594,786
Interest Only Collateralized Mortgage Obligations — 0.2%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(b)		7,374	218,072
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(b)		14,277	40,447
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(b)		9,299	225,410
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(b)		19,658	313,856
Series 2024-NQM4, Class XS, 0.00%, 12/26/64(a)(b)		30,211	883,106
Series 2025-NQM1, Class XS, 0.00%, 01/25/65(a)(b)		29,780	790,284
Series 2025-NQM2, Class XS2, 0.00%, 05/25/65(a)(b)		27,912	699,403
JPMorgan Mortgage Trust
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(b)		26,662	770,765
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(b)		14,820	262,653
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(b)		7,873	334,122
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(b)		2,903	83,929
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(b)		52,258	799,587
JPMorgan Resecuritization Trust, Series 2014-5, Class 5C, 0.00%, 05/27/36(a)(b)		9,194	1,481,242
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 6.35%, 02/25/38(a)(b)		8,966	1,871,793
			8,774,669
Interest Only Commercial Mortgage-Backed Securities — 0.2%
BANK
Series 2019-BN22, Class XA, 0.69%, 11/15/62(b)		37,753	640,517
Series 2019-BN22, Class XB, 0.23%, 11/15/62(b)		85,561	441,050
Series 2020-BN28, Class XB, 1.09%, 03/15/63(b)		29,820	1,114,148
BBCMS Mortgage Trust, Series 2015-SRCH, Class XB, 0.30%, 08/10/35(a)(b)		12,500	19,430
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.13%, 08/15/52(b)		31,830	689,924
Series 2019-B9, Class XA, 1.16%, 03/15/52(b)		14,131	289,696
Series 2020-B17, Class XB, 0.64%, 03/15/53(b)		17,599	275,859
Series 2020-B19, Class XA, 1.76%, 09/15/53(b)		19,843	794,192
Series 2021-B23, Class XA, 1.35%, 02/15/54(b)		17,747	729,550
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.96%, 06/15/56(b)		7,772	297,547

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
CFK Trust, Series 2019-FAX, Class XA, 0.35%, 01/15/39(a)(b)	USD	62,648	$ 378,674
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.72%, 08/15/57(b)		34,831	533,352
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.69%, 06/15/52(b)		9,107	318,397
Series 2019-C17, Class XA, 1.45%, 09/15/52(b)		3,491	106,769
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)(b)		11,214	84,160
ELM Trust
Series 2024-ELM, Class XP10, 0.24%, 06/10/39(a)(b)		33,570	440
Series 2024-ELM, Class XP15, 1.61%, 06/10/39(a)(b)		30,405	2,645
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)		8,570	6,349
Series 2017-C5, Class XB, 0.43%, 03/15/50(b)		30,000	73,827
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		17,400	336
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.97%, 03/10/50(a)(b)		6,114	18,020
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)		11,446	43,362
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.42%, 12/15/47(a)(b)		111	1,110
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.27%, 06/15/50(a)(b)		8,625	155,885
Series 2019-L2, Class XA, 1.16%, 03/15/52(b)		10,125	217,420
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.15%, 12/15/56(b)		33,156	1,718,706
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(b)		28,100	44,482
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(b)		91,391	282,927
Series 2017-1MKT, Class XNCP, 0.22%, 02/10/32(a)(b)		18,278	47,538
UBS Commercial Mortgage Trust, Series 2019- C17, Class XA, 1.58%, 10/15/52(b)		5,099	191,056
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.54%, 08/15/49(a)(b)		1,000	6,673
Series 2024-BPRC, Class X, 0.31%, 07/15/43(a)(b)		24,115	186,971
			9,711,012
Total Non-Agency Mortgage-Backed Securities — 51.0% (Cost: $2,780,401,767)			2,728,370,220
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac, Series 2024-P015, Class A1, 4.44%, 11/25/32(b)		218	214,677
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(b)	USD	789	$ 707,854
Series 2023-119, Class AD, 2.25%, 04/16/65		1,337	1,066,078
Series 2023-50, Class AC, 3.25%, 09/16/63(b)		770	682,049
Series 2025-126, Class AD, 5.00%, 05/16/65		1,694	1,671,309
Series 2025-129, Class AB, 4.75%, 09/16/54		1,238	1,218,854
Series 2025-130, Class AL, 4.75%, 08/16/56		1,238	1,219,336
Series 2025-88, Class AT, 5.00%, 06/16/58		3,733	3,707,601
			10,487,758
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K116, Class X1, 1.51%, 07/25/30(b)		23,089	1,059,784
Series KL05, Class X1P, 1.02%, 06/25/29(b)		12,845	305,515
Ginnie Mae
Series 2016-36, Class IO, 0.64%, 08/16/57(b)		2,319	61,911
Series 2017-24, Class IO, 0.71%, 12/16/56(b)		8,069	232,963
			1,660,173
Mortgage-Backed Securities — 0.1%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		3,533	3,613,548
Total U.S. Government Sponsored Agency Securities — 0.3% (Cost: $16,029,909)			15,761,479
Total Long-Term Investments — 97.2% (Cost: $5,287,311,236)			5,198,783,529

	Shares
Short-Term Securities
Money Market Funds — 4.5%
BNY Dreyfus Treasury Securities Cash Management, Institutional Class, 3.53%(k)	240,753,023	240,753,023
Total Short-Term Securities — 4.5% (Cost: $240,753,023)		240,753,023
Total Investments Before TBA Sale Commitments — 101.7% (Cost: $5,528,064,259)		5,439,536,552

Par (000)
TBA Sale Commitments(l)
Mortgage-Backed Securities — (0.4)%
Uniform Mortgage-Backed Securities
2.00%, 07/01/56	USD	(4,579)	(3,655,308)
2.50%, 07/01/56		(22,139)	(18,494,713)
Total TBA Sale Commitments — (0.4)% (Proceeds: $(22,133,853))			(22,150,021)
Total Investments Net of TBA Sale Commitments — 101.3% (Cost: $5,505,930,406)			5,417,386,531
Liabilities in Excess of Other Assets — (1.3)%			(67,124,389)
Net Assets — 100.0%			$ 5,350,262,142

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Perpetual security with no stated maturity date.
(i)	Rounds to less than 1,000.
(j)	Zero-coupon bond.
(k)	Annualized 7-day yield as of period end.
(l)	Represents or includes a TBA transaction.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,855,764	CAD	12,355,000	Goldman Sachs International	09/16/26	$114,120
USD	19,849,287	EUR	17,033,000	Deutsche Bank AG	09/16/26	324,172
USD	1,106,952	GBP	825,000	Deutsche Bank AG	09/16/26	12,633
						$450,925

OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	99	$32,006	$2,868	$29,138
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	38	12,116	2,488	9,628
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	19	6,172	905	5,267
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1	—	—	—
							$50,294	$6,261	$44,033
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	156	$(50,294)	$(15,923)	$(34,371)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	979	(292,001)	(70,127)	(221,874)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	490	(146,000)	(42,295)	(103,705)
								$(488,295)	$(128,345)	$(359,950)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,407,050,301	$ 26,482,233	$ 2,433,532,534
Corporate Bonds	—	76,798	—	76,798
Floating Rate Loan Interests	—	300,618	20,741,880	21,042,498
Non-Agency Mortgage-Backed Securities	—	2,721,672,080	6,698,140	2,728,370,220
U.S. Government Sponsored Agency Securities	—	15,761,479	—	15,761,479
Short-Term Securities
Money Market Funds	240,753,023	—	—	240,753,023
Unfunded Floating Rate Loan Interests (a)	—	12,470	4,491	16,961
Liabilities
TBA Sale Commitments	—	(22,150,021)	—	(22,150,021)
	$ 240,753,023	$ 5,122,723,725	$ 53,926,744	$ 5,417,403,492
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 44,033	$ —	$ 44,033
Foreign Currency Exchange Contracts	—	450,925	—	450,925
Liabilities
Credit Contracts	—	(359,950)	—	(359,950)
	$ —	$ 135,008	$ —	$ 135,008

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of March 31, 2026	$33,445,553	$— (a)	$19,987,178	$6,247,419	$5,137	$59,685,287
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3(b)	(6,673,948)	—	—	—	—	(6,673,948)
Accrued discounts/premiums	435	—	4,680	21,483	—	26,598
Net realized gain (loss)	(12,002)	—	14,270	1,736	—	4,004
Net change in unrealized appreciation (depreciation)(c)	(4,145)	—	(134,366)	(32,304)	(646)	(171,461)
Purchases	1,060,174	—	1,270,580	653,741	—	2,984,495
Sales	(1,333,834)	—	(400,462)	(193,935)	—	(1,928,231)
Closing Balance, as of June 30, 2026	$26,482,233	$— (a)	$20,741,880	$6,698,140	$4,491	$53,926,744
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(c)	$(4,145)	$—	$(134,366)	$(32,304)	$(646)	$(171,461)

Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of March 31, 2026	$(22,807)
Transfers into Level 3	—
Transfers out of Level 3(b)	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(c)	22,807
Purchases	—
Sales	—
Closing Balance, as of June 30, 2026	$—
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(c)	$—

(a)
Rounds to less than $1.
(b)
As of March 31, 2026, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Securitized Total Return Series

Portfolio Abbreviation
1D SONIA	GBP - 1D Sterling Overnight Index Average
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Co.
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only
LP	Limited Partnership
OTC	Over-the-Counter
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced